UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07943

Nuveen Multistate Trust III

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Mark J. Czarniecki

Vice President and Secretary

333 West Wacker Drive,

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: May 31

Date of reporting period: May 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Bond Funds
Mutual Funds
Nuveen Municipal
May 31, 2022
Annual
Report
Fund Name Class A Class C Class I
Nuveen Georgia Municipal Bond Fund FGATX FGCCX FGARX
Nuveen Louisiana Municipal Bond Fund FTLAX FAFLX FTLRX
Nuveen North Carolina Municipal Bond Fund FLNCX FDCCX FCNRX

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Table
of Contents

Chair’s Letter to Shareholders 4
Portfolio Managers’ Comments 5
Risk Considerations and Dividend Information 9
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries 10
Yields 20
Expense Examples 21
Report of Independent Registered Public Accounting Firm 23
Portfolios of Investments 24
Statement of Assets and Liabilities 49
Statement of Operations 50
Statement of Changes in Net Assets 51
Financial Highlights 53
Notes to Financial Statements 59
Important Tax Information 71
Additional Fund Information 72
Glossary of Terms Used in this Report 73
Annual Investment Management Agreement Approval Process 75
Liquidity Risk Management Program 82
Trustees and Officers 83

Chair’s Letter
to Shareholders
Dear Shareholders,
The first half of 2022 has been challenging for financial markets. While global economic activity began to slow from post-pandemic peaks as pent-up demand waned and crisis-era monetary and fiscal support programs were phased out, persistently high inflation and central banks’
response have contributed to heightened uncertainty about financial and economic conditions.
Inflation has surged partially due to supply chain bottlenecks and exacerbated by Russia’s war in Ukraine and recent lockdowns across China to contain a large-scale COVID-19 outbreak.
This has necessitated more forceful responses from the U.S. Federal Reserve (Fed) and other central banks, who now face an even more difficult task of slowing inflation without pulling their respective economies into recession. As anticipated, the Fed began the rate hiking cycle in March 2022, raising its short-term rate by 0.25% from near zero for the first time since the pandemic was declared two years ago. Larger increases of 0.50% in May and 0.75% in June
2022 followed, bringing the target fed funds rate to a range of 1.50% to 1.75%. Additional rate hikes of these larger magnitudes are expected in the remainder of this year, although Fed officials will closely monitor inflation data along with other economic measures and modify their rate setting policy based upon these factors. With inflation lingering at a 40-year high and consumer sentiment indicators slumping, markets are pricing increased recession risks.
In the meantime, while markets will likely continue fluctuating with the daily headlines, we encourage investors to keep a long-term perspective. To learn more about how well your portfolio is aligned to your time horizon, risk tolerance and investment goals, consider reviewing it with your financial professional.
On behalf of the other members of the Nuveen Fund Board, I look forward to continuing to earn your trust in the months and years ahead.
Terence J. Toth
Chairman of the Board
July 22, 2022

Portfolio Managers’
Comments

Nuveen Georgia Municipal Bond Fund
Nuveen Louisiana Municipal Bond Fund
Nuveen North Carolina Municipal Bond Fund
These Funds feature portfolio management by Nuveen Asset Management, LLC (NAM), an affiliate of Nuveen Fund Advisors, LLC, the Funds’ investment adviser. Portfolio managers include Daniel J. Close, CFA, for the Nuveen Georgia Municipal Bond Fund and
Nuveen North Carolina Municipal Bond Fund and Steven M. Hlavin for the Nuveen Louisiana Municipal Bond Fund.
Here the Funds’ portfolio managers review U.S. economic and municipal market conditions, key investment strategies and the performance of the Funds for the twelve-month reporting period ended May 31, 2022. For more information on the Funds’
investment objectives and policies, please refer to the prospectus.
What factors affected the U.S. economy and the municipal bond market during the twelve-month annual reporting period ended May 31, 2022?
After making a full recovery from the pandemic in 2021, the U.S. economy unexpectedly weakened at the start of 2022. Overall,
2021 gross domestic product (GDP) grew by 5.7% as the economy reopened with the help of $5.3 trillion in crisis-related aid from the federal government, low borrowing rates for businesses and individuals, an increase in COVID-19 vaccinations and improved treatments for COVID-19. In the first quarter of 2022, strong domestic consumer demand was offset by two factors: China’s lockdown to contain a domestic COVID-19 outbreak, and lingering supply chain disruptions that were exacerbated by the Russia-
Ukraine war. This reduced U.S. GDP by 1.5% on an annualized basis, according to the second estimate from the U.S. Bureau of
Economic Analysis.
The return of consumer demand in early 2022 put upward pressure on inflation. However, as supply chains remained under stress and labor shortages continued, inflation appeared to be more durable than initially expected. The U.S. Federal Reserve (Fed)
responded by reducing its pandemic-era support programs and beginning a more aggressive interest rate hiking cycle. Starting with a 0.25% hike in March 2022, the Fed followed with larger target rate increases of 0.50% in May 2022 and (after the close of this reporting period) 0.75% in June 2022. Interest rate and stock price volatility increased as markets considered whether the Fed could cool inflation without pulling the economy into a recession. While some pandemic-related risks appeared to be receding,
Russia’s invasion of Ukraine in late February 2022 caused significant economic consequences. Anticipated supply disruptions in energy, metals and grains caused inflationary pressures to rise. Downside risks to global economic growth increased, and economic sanctions from Western countries sought to block Russia’s access to the global financial system. A more uncertain outlook for inflation and economic growth also made the path toward monetary policy normalization more uncertain for the Fed and other central banks, contributing to elevated market volatility toward the end of the reporting period.
The broad municipal bond market declined over the twelve-month reporting period, driven primarily by higher interest rates and economic uncertainty in the second half of the reporting period. Municipal yields rose across the maturity spectrum, with a greater increase at the shorter end of the curve as markets priced in a more aggressive pace of monetary tightening. The yield curve flattened overall and shorter maturities outperformed longer maturities. Demand for municipal debt remained remarkably strong throughout 2021, but at the beginning of 2022, the municipal bond market experienced outflows. In response to the rising interest rate environment and heightened market volatility, dealers reduced their inventories and investors increased redemptions from traditional municipal bond mutual funds. For much of the reporting period, credit spreads were generally stable given relatively strong municipal fundamentals, but widening began in the later months of the period as the market sold off.
How were the economic and market environments in Georgia, Louisiana and North Carolina during the twelve-month reporting period ended May 31, 2022?
Georgia’s economic growth has been robust since 2014, outpacing that of the nation, but has slowed somewhat since the COVID-19 crisis. As of May 2022, the state’s unemployment rate was 3.0%, compared to the national unemployment rate of 3.6%. Overall, general fund revenue increased at 19.2% in fiscal year 2021 (July 1, 2020 to June 30, 2021), which was higher than the 3.7% revenue increase in fiscal year 2020 (July 1, 2019 to June 30, 2020). Notably, the state received $4.1 billion in state and local funding under the CARES Act and $8.4 billion in state and local funding under the American Rescue Plan Act of 2021. As of May 2022, Georgia’s
general obligation debt remained rated Aaa/AAA/AAA with stable outlooks from Moody’s, S&P and Fitch, respectively. Georgia municipal bond new issuance totaled $10.9 billion for the twelve-month period ended May 31, 2022, a 37.2% increase from the same period a year earlier.

Portfolio Managers’ Comments
(continued)

Soaring oil prices and a quicker-than-expected reopening following the COVID-19 crisis have buoyed Louisiana’s finances and improved the state’s economic profile since 2020. As of May 2022, Louisiana’s unemployment rate was 4.0%, compared to the national rate of 3.6%. Per capita income has been steadily below the national average, and the state remains vulnerable to costly natural hazards including extreme weather events, sea level rise and coastal erosion. Conservative budgeting practices have led to modest surpluses since fiscal year 2018 and the state has been able to add to its rainy day fund. The state generated a sizable $699 million surplus in fiscal year 2021 (July 1, 2020 to June 30, 2021). Notably, the state received $1.8 billion in state and local funding under the CARES Act and $4.8 billion in state and local funding under the American Rescue Plan Act of 2021. Louisiana’s general obligation debt is rated AA-/stable by S&P as of May 2022 and Moody’s upgraded its rating to Aa2/stable in May 2022. Louisiana municipal bond new issuance totaled $7.5 billion for the twelve-month period ended May 31, 2022, a 13.3% increase from the same period a year earlier.
North Carolina’s economic growth in 2021 showed a powerful turnaround from the pandemic-related contraction experienced in
2020. As of May 2022, the state’s unemployment rate of 3.4% was below the national average of 3.6%. The state was able to post a general fund surplus as a result of strong financial performance in fiscal year 2021 (July 1, 2020 to June 30, 2021), driven by higher income levels, consumer spending, and rising stock and housing prices. Notably, the state received $4.1 billion in state and local funding under the CARES Act and $8.8 billion in state and local funding under the American Rescue Plan Act of 2021. As of May
2022, Moody’s, S&P and Fitch maintain ratings on North Carolina general obligation debt at Aaa/AAA/AAA with stable outlooks.
North Carolina municipal bond new issuance totaled $5.9 billion for the twelve-month period ended May 31, 2022, a 28.7%
decrease from the same period a year earlier.
Nuveen Georgia Municipal Bond Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended May 31, 2022?
The Fund invests primarily in investment grade municipal bonds and is designed to provide as high a level of current interest income exempt from regular federal, Georgia state, and in some cases, local income taxes as is consistent with preservation of capital.
During the first half of the reporting period, the Fund received new investment inflows. With these funds, as well as proceeds from bond calls and maturities, the Fund purchased higher rated, longer-duration bonds across various sectors. These purchases took place in both the primary and secondary municipal bond marketplaces. When market conditions began to weaken in late 2021 and early 2022, the Fund experienced shareholder outflows and trading activity shifted more toward selling bonds and engaging in tax-
loss swaps. Tax-loss swapping is a strategy to support the Fund’s income earnings and capture tax efficiencies by selling depreciated bonds with lower embedded yields to buy similar bonds with higher embedded yields.
How did the Fund perform during the twelve-month reporting period ended May 31, 2022?
The Class A Shares of the Nuveen Georgia Municipal Bond Fund underperformed the S&P Municipal Bond Georgia Index for the twelve-month reporting period ended May 31, 2022. For the purposes of this Performance Commentary, references to relative performance are in comparison to the S&P Municipal Bond Georgia Index.
The primary detractor to relative performance was the Fund’s underweight to shorter-duration securities, particularly those with durations ranging from zero to four years, which was the best-performing market segment. The Fund was also overweight to bonds with durations of 12 years and longer, which lagged the index. These longer-duration bonds detracted because they generally are more sensitive to rising interest rates. The Fund’s primary individual detractors during the reporting period included longer-duration, lower-coupon bonds because this combination performed particularly poorly as interest rates rose. The Fund’s underweight to AAA rated bonds also detracted, given the relative outperformance of this rating category.
Partially offsetting the Fund’s relative detractors was favorable sector positioning. Specifically, the Fund was underweight to industrial development bonds which underperformed the Georgia index during the reporting period. The Fund’s A rated securities also aided performance, given that this rating category generally lagged, as investors tended to become more risk-averse, favoring higher-quality bonds. As a result, the Fund benefitted from having a lesser allocation.

Nuveen Louisiana Municipal Bond Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended May 31, 2022?
The Fund invests primarily in investment grade municipal bonds and is designed to provide as high a level of current interest income exempt from regular federal, Louisiana state, and in some cases, local income taxes as is consistent with preservation of capital.
During the reporting period, trading activity was largely driven by the reinvestment of proceeds from bonds that were called or had matured. The municipal investment team remained highly selective with purchases, favoring newly issued health care, higher education, and industrial development bonds that offered attractive levels of income relative to the overall market. The investment team also made purchases in the intermediate-term range to help keep the Fund’s duration position stable.
How did the Fund perform during the twelve-month reporting period ended May 31, 2022?
The Class A Shares of the Nuveen Louisiana Municipal Bond Fund underperformed the S&P Municipal Bond Louisiana Index for the twelve-month reporting period ended May 31, 2022. For the purposes of this Performance Commentary, references to relative performance are in comparison to the S&P Municipal Bond Louisiana Index.
The Fund’s underperformance was primarily attributable to its credit quality positioning and sector allocation. From a credit quality perspective, an overweight to BBB rated bonds detracted from relative performance, given that this credit quality tier underperformed. The Fund’s overweight to the hospital and higher education sectors, along with tobacco bonds, detracted from relative performance, as all three categories were underperformers during the reporting period, despite their contribution to income. Leading individual detractors included overweight positions in Buckeye Tobacco (Ohio) bonds, as well as newly issued securities from Loyola University New Orleans and McNeese State University, both of which were purchased during the reporting period. While experiencing some near-term volatility, the Fund continues to hold these three positions given their long term-
attractiveness.
Partially offsetting the relative detractors were the Fund’s overweight positions in below investment grade bonds, including industrial development and charter school bonds. Individually, the largest relative contributor to the Fund’s performance was its position in the stock of Energy Harbor. This equity position came into the portfolio in 2020 as part of the bankruptcy restructuring of FirstEnergy
Solutions, the predecessor of Energy Harbor and a former Fund holding. Energy Harbor’s shares rose meaningfully during the reporting period given the strong demand for energy generation as the economy reopened. The Fund continues to maintain an equity position in Energy Harbor. Other industrial development bond holdings, including Valero Energy and Iowa Fertilizer, also contributed to performance. The Iowa Fertilizer bonds were called in May 2022 and the Valero Energy bonds were sold in May 2022.
Nuveen North Carolina Municipal Bond Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended May 31, 2022?
The Fund invests primarily in investment grade municipal bonds and is designed to provide as high a level of current interest income exempt from regular federal, North Carolina state, and in some cases, local income taxes as is consistent with preservation of capital.
During the first half of the reporting period, the Fund received new investment inflows. With these funds, as well as proceeds from bond calls and maturities, the Fund purchased higher rated, longer-duration bonds across various sectors. These purchases took place in both the primary and secondary municipal bond marketplaces. When market conditions began to weaken in late 2021 and early 2022, the Fund experienced shareholder outflows, and the Fund’s trading activity shifted more toward selling bonds and engaging in tax-loss swaps. This strategy involves selling depreciated bonds with lower embedded yields to reinvest in similarly structured, higher income-producing bonds to support the Fund’s earnings and provide tax efficiencies.
How did the Fund perform during the twelve-month reporting period ended May 31, 2022?
The Class A Shares of the Nuveen North Carolina Municipal Bond Fund underperformed the S&P Municipal Bond North Carolina
Index for the twelve-month reporting period ended May 31, 2022. For the purposes of this Performance Commentary, references to relative performance are in comparison to the S&P Municipal Bond North Carolina Index.

Portfolio Managers’ Comments
(continued)

The Fund’s underperformance was mainly attributable to disadvantageous duration positioning. The Fund had an overall duration longer than that of the index, with an underweight to shorter-duration bonds, specifically those with durations of zero to four years, and an overweight to bonds with durations of 12 years and longer. The Fund’s longer duration meant it was more sensitive to the rise in interest rates. The Fund’s leading individual detractors included zero-coupon bonds with long maturities, as these were some of the longest-duration municipal bonds available in the marketplace. This was most evident in the Fund’s overweight to the Tollroad sector, which detracted from relative performance and consisted predominately of longer-duration, zero-coupon bonds issued by the North Carolina Turnpike Authority.
Partially offsetting the relative detractors was the Fund’s favorable credit quality positioning. Specifically, the Fund’s allocation to
AAA rated and non-rated bonds contributed to its relative performance. In terms of sector allocation, the Fund’s overweight to state appropriation bonds was beneficial given this category’s relative outperformance.
This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.
Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The
Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard
& Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Bond insurance guarantees only the payment of principal and interest on the bond when due, and not the value of the bonds themselves, which will fluctuate with the bond market and the financial success of the issuer and the insurer. Insurance relates specifically to the bonds in the portfolio and not to the share prices of a Fund. No representation is made as to the insurers’ ability to meet their commitments.
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Risk Considerations and Dividend
Information

Risk Considerations
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Funds, are subject to market risk, credit risk, interest rate risk, call risk, state concentration risk, tax risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. The Funds’ use of inverse floaters creates effective leverage. Leverage involves the risk that the Funds could lose more than its original investment and also increases the Funds’
exposure to volatility and interest rate risk.
Dividend Information
Each Fund seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. To permit each Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. Distributions to shareholders are determined on a tax basis, which may differ from amounts recorded in the accounting records. In instances where the monthly dividend exceeds the earned net investment income, the Fund would report a negative undistributed net ordinary income. Refer to Note 6 – Income Tax Information for additional information regarding the amounts of undistributed net ordinary income and undistributed net long-term capital gains and the character of the actual distributions paid by the Fund during the period.
All monthly dividends paid by each Fund during the current reporting period were paid from net investment income. If a portion of the Fund’s monthly distributions is sourced or comprised of elements other than net investment income, including capital gains and/
or a return of capital, shareholders will be notified of those sources. For financial reporting purposes, the per share amounts of the
Fund’s distributions for the reporting period are presented in this report’s Financial Highlights. For income tax purposes, distribution information for the Fund as of its most recent tax year end is presented in Note 6 – Income Tax Information within the Notes to
Financial Statements of this report.

Fund Performance, Expense Ratios,
Effective Leverage and Holdings Summaries
The Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summaries for each Fund are shown within this section of the report.
Fund Performance
Past performance data shown represents past performance and does not predict or guarantee future results.
Investment
returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost.
Current performance may be higher or lower than the performance shown.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. Returns at net asset value (NAV) would be lower if the sales charge were included. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit
Nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares,
Income is generally exempt from regular federal income taxes. Some income may be subject to state and local income taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements, Note
7—Management Fees and Other Transactions with Affiliates for more information.
Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.
Comparative index and Lipper return information is provided for Class A Shares at NAV only.
Expense Ratios
The expense ratios shown are as of the Fund’s most recent prospectus. The expense ratios shown reflect total operating expenses
(before fee waivers and/or expense reimbursements, if any). The expense ratios include management fees and other fees and expenses. Refer to the Financial Highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
Effective Leverage Ratios
Leverage is created whenever a Fund has investment exposure (both reward and/or risk) equivalent to more than 100% of its investment capital. The effective leverage ratio shown for each Fund is the amount of investment exposure created either directly through borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument.
A Fund may also from time to time borrow on a typically transient basis in connection with its day-to-day operations, primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades. Such incidental borrowings, described generally in Notes to Financial Statements, Note 9—Borrowing Arrangements, are excluded from the calculation of a
Fund’s effective leverage ratio.
Holding Summaries
The Holdings Summaries data relates to the securities held in each Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the
Fund’s Portfolio of Investments for individual security information.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies:
Standard & Poor’s, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Nuveen Georgia Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
May 31, 2022

Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Georgia Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to
Class A Shares within such periods. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of May 31, 2022
Total Returns as of
May 31, 2022**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year 10-Year
Class A Shares at NAV 3/27/86 (8.66)% 1.04% 2.00% 0.82%
Class A Shares at maximum Offering Price 3/27/86 (12.48)% 0.18% 1.56% —
S&P Municipal Bond Index — (5.97)% 1.89% 2.65% —
S&P Municipal Bond Georgia Index — (6.23)% 1.49% 2.29% —
Lipper Other States Municipal Debt Funds Classification Average — (6.91)% 1.10% 1.82% —
Class I Shares 2/14/97 (8.48)% 1.24% 2.20% 0.62%
Total Returns as of
May 31, 2022**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year
Since
Inception
Class C Shares 2/10/14 (9.35)% 0.25% 1.19% 1.62%
Effective Leverage Ratio 2.88%

Growth of an Assumed $10,000 Investment as of May 31, 2022
 - Class A Shares
The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.

Holdings Summaries as of May 31, 2022
Fund Allocation
(% of net assets)
Municipal Bonds 95 .0%
Other Assets Less Liabilities 5.0%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
Georgia 99.1%
Puerto Rico 0.9%
Total 100%
Portfolio Composition
(% of total investments)
Utilities 37.2%
Tax Obligation/General 13.0%
Tax Obligation/Limited 12.5%
Health Care 11.1%
Education and Civic
Organizations 9.6%
U.S. Guaranteed 7.2%
Transportation 6.7%
Consumer Discretionary 2.7%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 7.6%
AAA 4.7%
AA 42.6%
A 24.7%
BBB 10.0%
N/R (not rated) 10.4%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Georgia personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.

Nuveen Louisiana Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
May 31, 2022
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Louisiana Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to
Class A Shares within such periods. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of May 31, 2022
Total Returns as of
May 31, 2022**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year 10-Year
Class A Shares at NAV 9/12/89 (5.61)% 2.13% 2.81% 0.80%
Class A Shares at maximum Offering Price 9/12/89 (9.57)% 1.26% 2.37% —
S&P Municipal Bond Index — (5.97)% 1.89% 2.65% —
S&P Municipal Bond Louisiana Index — (4.76)% 2.15% 2.89% —
Lipper Other States Municipal Debt Funds Classification Average — (6.91)% 1.10% 1.82% —
Class I Shares 2/25/97 (5.31)% 2.35% 3.02% 0.60%
Total Returns as of
May 31, 2022**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year
Since
Inception
Class C Shares 2/10/14 (6.34)% 1.33% 2.38% 1.60%
Effective Leverage Ratio 0.00%

Growth of an Assumed $10,000 Investment as of May 31, 2022
 - Class A Shares
The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.

Fund Performance, Expense Ratios, Effective Leverage and Holdings
Summaries
May 31, 2022 (continued)
Holdings Summaries as of May 31, 2022
Fund Allocation
(% of net assets)
Municipal Bonds 96 .0%
Common Stocks 3 .2%
Other Assets Less Liabilities 0.8%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
Louisiana 86.2%
Puerto Rico 3.6%
Guam 3.6%
Ohio 2.4%
New York 1.2%
Colorado 0.5%
Virginia 0.5%
Texas 0.5%
Missouri 0.4%
Iowa 0.4%
Illinois 0.2%
Virgin Islands 0.2%
Wisconsin 0.1%
Minnesota 0.1%
New Jersey 0.1%
Pennsylvania 0.0%
California 0.0%
Total 100%
Portfolio Composition
2
(% of total investments)
Education and Civic
Organizations 21.8%
Health Care 12.6%
Tax Obligation/Limited 12.4%
Utilities 10.5%
Transportation 9.4%
U.S. Guaranteed 8.7%
Tax Obligation/General 7.8%
Other 13.6%
Common Stocks 3.2%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 8.7%
AAA 0.9%
AA 24.6%
A 22.0%
BBB 11.1%
BB or Lower 6.1%
N/R (not rated) 23.4%
N/A (not applicable) 3.2%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Louisiana personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the Portfolio Composition above.

Nuveen North Carolina Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
May 31, 2022

Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond North Carolina Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to
Class A Shares within such periods. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of May 31, 2022
Total Returns as of
May 31, 2022**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year 10-Year
Class A Shares at NAV 3/27/86 (8.56)% 0.99% 2.02% 0.77%
Class A Shares at maximum Offering Price 3/27/86 (12.40)% 0.13% 1.58% —
S&P Municipal Bond Index — (5.97)% 1.89% 2.65% —
S&P Municipal Bond North Carolina Index — (6.05)% 1.42% 2.14% —
Lipper Other States Municipal Debt Funds Classification Average — (6.91)% 1.10% 1.82% —
Class I Shares 2/05/97 (8.32)% 1.22% 2.24% 0.57%
Total Returns as of
May 31, 2022**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year
Since
Inception
Class C Shares 2/10/14 (9.20)% 0.21% 1.40% 1.57%
Effective Leverage Ratio 1.46%

Growth of an Assumed $10,000 Investment as of May 31, 2022
 - Class A Shares
The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.

Holdings Summaries as of May 31, 2022
Fund Allocation
(% of net assets)
Municipal Bonds 99 .6%
Other Assets Less Liabilities 1.9%
Net Assets Plus Floating Rate
Obligations 101 .5%
Floating Rate Obligations (1.5)%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
North Carolina 97.7%
Puerto Rico 2.3%
Total 100%
Portfolio Composition
2
(% of total investments)
Tax Obligation/Limited 24.0%
Transportation 17.0%
Education and Civic
Organizations 16.8%
Health Care 12.8%
Utilities 11.3%
Tax Obligation/General 10.3%
U.S. Guaranteed 6.2%
Other 1.6%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 5.6%
AAA 11.6%
AA 60.7%
A 7.1%
BBB 5.3%
N/R (not rated) 9.7%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from North
Carolina personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the Portfolio Composition above.

Yields
as of May 31, 2022
Dividend Yield is the most recent dividend per share (annualized) divided by the offering price per share.
The SEC 30-Day Yield is a standardized measure of a fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the fund’s portfolio. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share.  Dividend Yield may differ from the SEC 30-Day Yield because the fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium or discounts.
The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at an assumed tax rate. Your actual combined federal and state income tax rates may differ from the assumed rate. Taxable-Equivalent Yield also takes into account the percentage of the Fund’s income generated and paid by the Fund (based on payments made during the previous calendar year) that was either exempt from federal income tax but not from state income tax (e.g., income from an out-of-state municipal bond), or was exempt from neither federal nor state income tax. Separately, if the comparison were instead to investments that generate qualified dividend income, which is taxable at a rate lower than an individual’s ordinary graduated tax rate, the fund’s Taxable-Equivalent Yield would be lower.
Nuveen Georgia Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 1 .94% 1 .20% 2 .28%
SEC 30-Day Yield 2 .34% 1 .68% 2 .66%
Taxable-Equivalent Yield (46.6%)
2
4 .37% 3 .13% 4 .96%
Nuveen Louisiana Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 2 .19% 1 .46% 2 .50%
SEC 30-Day Yield 2 .68% 2 .01% 2 .99%
Taxable-Equivalent Yield (45.1%)
2
4 .85% 3 .63% 5 .41%
Nuveen North Carolina Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 1 .62% 0 .88% 1 .92%
SEC 30-Day Yield 2 .44% 1 .78% 2 .75%
Taxable-Equivalent Yield (45.8%)
2
4 .50% 3 .28% 5 .07%
1 The SEC Yield for Class A shares quoted in the table reflects the maximum sales load. Investors paying a reduced load because of volume discounts, investors paying no load because they qualify for one of the several exclusions from the load and existing shareholders who previously paid a load but would like to know the SEC Yield applicable to their shares on a going-forward basis, should understand the SEC Yield effectively applicable to them would be higher than the figure quoted in the table.
2 The Taxable-Equivalent Yield is based on the Fund's SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate shown in the respective table above.

Expense
Examples

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples below do not include the interest and related expenses from inverse floaters that are reflected in the financial statements later within this report, when applicable.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended May 31, 2022.
The beginning of the period is December 1, 2021.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period”
to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen Georgia Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 909.51 $ 905.41 $ 909.49
Expenses Incurred During the Period $ 4.00 $ 7.79 $ 3.05
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,020.74 $ 1,016.75 $ 1,021.74
Expenses Incurred During the Period $ 4.23 $ 8.25 $ 3.23
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.84%, 1.64% and 0.64% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 182 /365 (to reflect the one-half year period).
Nuveen Louisiana Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 929.39 $ 925.91 $ 931.36
Expenses Incurred During the Period $ 3.80 $ 7.63 $ 2.84
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,020.99 $ 1,017.00 $ 1,021.99
Expenses Incurred During the Period $ 3.98 $ 8.00 $ 2.97
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.79%, 1.59% and 0.59% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 182 /365 (to reflect the one-half year period).

Expense Examples
(continued)

Nuveen North Carolina Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 911.11 $ 908.28 $ 912.52
Expenses Incurred During the Period $ 3.67 $ 7.47 $ 2.72
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,021.09 $ 1,017.10 $ 1,022.09
Expenses Incurred During the Period $ 3.88 $ 7.90 $ 2.87
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.77%, 1.57% and 0.57% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 182 /365 (to reflect the one-half year period).

Report of Independent Registered
Public Accounting Firm

To the Board of Trustees of Nuveen Multistate Trust III and Shareholders of Nuveen Georgia
Municipal Bond Fund, Nuveen Louisiana Municipal Bond Fund and Nuveen North Carolina
Municipal Bond Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of
Nuveen Georgia Municipal Bond Fund, Nuveen Louisiana Municipal Bond Fund and Nuveen North Carolina Municipal
Bond Fund (three of the funds constituting Nuveen Multistate Trust III, hereafter collectively referred to as the "Funds")
as of May 31, 2022, the related statements of operations for the year ended May 31, 2022, the statements of changes in net assets for each of the two years in the period ended May 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended May 31, 2022 and each of the financial highlights for each of the five years in the period ended May 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2022 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
July 28, 2022
We have served as the auditor of one or more investment companies in Nuveen Funds since 2002.

Nuveen Georgia Municipal Bond Fund
Portfolio of Investments May 31, 2022
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 95.0%
MUNICIPAL BONDS - 95.0%
Consumer Discretionary - 2.5%
Geo. L. Smith II Georgia World Congress Center Authority,
Georgia, Convention Center Hotel Revenue Bonds,  First
Tier Series 2021A:
$ 3,000 4.000%, 1/01/36 1/31 at 100.00 BBB- $ 2,883,720
2,200 4.000%, 1/01/54 1/31 at 100.00 BBB- 2,002,748
5,200 Total Consumer Discretionary 4,886,468
Education and Civic Organizations - 9.2%
1,000 Fulton County Development Authority, Georgia, General Revenue Bonds,
Spelman College, Refunding Series 2015, 5.000%, 6/01/32
6/25 at 100.00 A1 1,066,070
2,000 Fulton County Development Authority, Georgia, Revenue Bonds, Robert
W. Woodruff Arts Center, Inc. Project, Refunding Series 2015A, 5.000%,
3/15/36
3/26 at 100.00 A2 2,129,160
2,000 Fulton County Development Authority, Georgia, Revenue Bonds, Robert
W. Woodruff Arts Center, Inc. Project, Series 2019A, 5.000%, 3/15/44
3/29 at 100.00 A2 2,176,300
2,750 Gwinnett County Development Authority,  Georgia, Revenue Bonds,
Georgia Gwinnett College Student Housing Project, Refunding Series
2017B, 5.000%, 7/01/40
7/27 at 100.00 A+ 3,011,305
4,000 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Emory University, Refunding Series 2016A, 5.000%, 10/01/46
10/26 at 100.00 AA 4,269,000
75 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Mercer University, Refunding Series 2012C, 5.250%, 10/01/27
10/22 at 100.00 Baa1 75,663
605 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Mercer University, Series 2012B, 5.000%, 10/01/24
No Opt. Call Baa1 639,358
830 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Mercer University, Series 2021, 4.000%, 10/01/50
10/31 at 100.00 Baa1 805,108
2,000 Savannah Economic Development Authority, Georgia, Revenue Bonds,
Savannah State University Projects, Refunding & Improvement Series
2021B, 4.000%, 6/15/44
6/31 at 100.00 N/R 2,049,260
1,395 Savannah Economic Development Authority, Georgia, Revenue Bonds,
Savannah State University Projects, Refunding Series 2021, 4.000%,
6/15/40
6/31 at 100.00 A+ 1,441,984
16,655 Total Education and Civic Organizations 17,663,208
Health Care - 10.6%
3,270 Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee
Regional Medical Center, Series 1998, 5.375%, 12/01/28 (4),(5)
7/22 at 100.00 N/R 230,731
301 Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee
Regional Medical Center, Series 2016, 6.500%, 10/01/22 (4),(5)
No Opt. Call N/R 350,657
5,590 Brookhaven Development Authority, Georgia, Revenue Bonds, Children's
Healthcare of Atlanta, Inc. Project, Series 2019A, 4.000%, 7/01/44
7/29 at 100.00 AA+ 5,673,626
550 Cobb County Kennestone Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System, Inc. Project, Series
2022A, 4.000%, 4/01/52
4/32 at 100.00 N/R 550,116
715 Cobb County Kennestone Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System, Series 2020A, 5.000%,
4/01/50
4/30 at 100.00 A 780,630
2,355 Fulton County Development Authority, Georgia, Revenue Bonds,
Piedmont Healthcare, Inc. Project, Series 2016A, 5.000%, 7/01/46
7/26 at 100.00 AA- 2,462,553
2,500 Fulton County Development Authority, Georgia, Revenue Bonds,
Piedmont Healthcare, Inc. Project, Series 2019A, 4.000%, 7/01/49
7/29 at 100.00 AA- 2,515,525
Gainesville and Hall County Hospital Authority, Georgia,
Revenue Anticipation Certificates, Northeast Georgia
Health Services Inc., Series 2017B:
2,000 5.500%, 2/15/42 2/27 at 100.00 AA 2,156,780
3,000 5.250%, 2/15/45 2/27 at 100.00 AA 3,191,550

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
$ 2,500 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc., Series
2020A, 4.000%, 2/15/39
2/30 at 100.00 A $ 2,531,625
22,781 Total Health Care 20,443,793
Tax Obligation/General - 12.3%
500 Bleckley County School District, Georgia, General Obligation Bonds,
Series 2020, 5.000%, 10/01/42
10/30 at 100.00 Aa1 576,450
450 Bryan County School District, Georgia, General Obligation Bonds, Series
2021, 5.000%, 8/01/25
No Opt. Call AA+ 490,306
880 Carroll City-County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Tanner Medical Center Inc. Project, Series 2020, 4.000%,
7/01/50
7/30 at 100.00 AA 876,832
2,000 Carroll City-County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Tanner Medical Center, Inc. Project, Series 2015, 5.000%,
7/01/41
7/25 at 100.00 AA 2,084,380
265 Carroll County, Georgia, General Obligation Bonds, Sales Tax Series 2021,
5.000%, 6/01/27
No Opt. Call AA 299,368
2,000 Carrollton Independent School System, Carroll County, Georgia, General
Obligation Bonds, Series 2015, 5.000%, 4/01/32
4/26 at 100.00 AA+ 2,187,380
825 Cherokee County School System, Georgia, General Obligation Bonds,
Series 2017, 5.000%, 2/01/28
2/27 at 100.00 AA+ 924,206
1,815 Crisp County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Crisp County Hospital Project, Series 2021, 4.000%, 7/01/51
7/31 at 100.00 A1 1,774,054
4,490 Douglasville Convention and Conference Center Authority, Georgia,
Revenue Bonds, Series 2021, 2.250%, 2/01/47
2/31 at 100.00 N/R 3,174,385
1,100 East Point Building Authority, Georgia, Revenue Bonds, Water & Sewer
Project, Refunding Series 2017, 5.000%, 2/01/34 - AGM Insured
2/27 at 100.00 AA 1,200,980
800 Effingham County School District, Georgia, General Obligation Bonds,
Series 2022, 4.000%, 9/01/47
9/32 at 100.00 N/R 822,744
500 Franklin County School District, Georgia, General Obligation Bonds,
Series 2022, 5.000%, 3/01/28
No Opt. Call N/R 572,935
2,000 Gwinnett County School District, Georgia, General Obligation Bonds,
Series 2019, 5.000%, 2/01/41
2/29 at 100.00 AAA 2,289,080
240 Jackson County School District, Georgia, General Obligation Bonds,
School Series 2019, 5.000%, 3/01/32
3/29 at 100.00 AA+ 275,904
1,360 Lawrenceville Building Authority, Georgia, Revenue Bonds, Lawrenceville
Performing Arts Complex Project, Series 2019A, 4.000%, 10/01/32
10/28 at 100.00 AA 1,454,887
Lumpkin County School District, Georgia, General
Obligation Bonds, Series 2020:
505 4.000%, 12/01/35 12/30 at 100.00 Aa1 541,845
300 4.000%, 12/01/36 12/30 at 100.00 Aa1 321,465
1,000 Sumter County School District, Georgia, General Obligation Bonds, Series
2018, 5.500%, 10/01/27
No Opt. Call Aa1 1,163,460
500 Valdosta and Lowndes County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Refunding Series 2019A, 5.000%, 10/01/35
10/29 at 100.00 Aa2 572,520
2,000 Vidalia School District, Toombs County, Georgia, General Obligation
Bonds, Series 2016, 5.000%, 8/01/37
2/26 at 100.00 Aa1 2,170,440
23,530 Total Tax Obligation/General 23,773,621
Tax Obligation/Limited - 11.9%
Atlanta and Fulton County Recreation Authority, Georgia,
Revenue Bonds, Zoo Atlanta Parking Facility Project, Series
2017:
1,000 5.000%, 12/01/31 12/27 at 100.00 AA+ 1,132,510
1,000 5.000%, 12/01/32 12/27 at 100.00 AA+ 1,130,680
1,075 5.000%, 12/01/33 12/27 at 100.00 AA+ 1,213,632
1,500 Atlanta Development Authority, Georgia, Revenue Bonds, New Downtown
Atlanta Stadium Project, Second Lien Series 2015B, 5.000%, 7/01/44
7/25 at 100.00 A2 1,566,150
2,500 Atlanta Development Authority, Georgia, Revenue Bonds, New Downtown
Atlanta Stadium Project, Senior Lien Series 2015A-1, 5.250%, 7/01/44
7/25 at 100.00 A1 2,647,100
425 Atlanta, Georgia, Tax Allocation Bonds Atlanta Station Project, Refunding
Series 2017, 5.000%, 12/01/24
No Opt. Call A3 452,540

Nuveen Georgia Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 1,055 Atlanta, Georgia, Tax Allocation Bonds, Beltline Project, Series 2016D,
5.000%, 1/01/30
1/27 at 100.00 A2 $ 1,155,890
595 Atlanta, Georgia, Tax Allocation Bonds, Perry Bolton Project Series 2014,
5.000%, 7/01/34
7/23 at 100.00 A- 606,948
175 Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue
Bonds, Refunding Series 1993, 5.625%, 10/01/26 - NPFG Insured
No Opt. Call Baa2 186,676
150 Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue
Bonds, Refunding Series 2005, 5.500%, 10/01/26 - NPFG Insured
No Opt. Call AA- 160,768
850 Coweta County Public Facilities Authority, Georgia, Revenue Bonds,
Coweta County Project, Series 2022, 5.000%, 9/01/42
9/32 at 100.00 N/R 1,005,686
2,010 Downtown Smyrna Development Authority, Georgia, General Obligation
Bonds, Series 2005, 5.250%, 2/01/28
No Opt. Call AAA 2,200,246
1,671 Georgia Local Governments, Certificates of Participation, Georgia
Municipal Association, Series 1998A, 4.750%, 6/01/28 - NPFG Insured
No Opt. Call Baa2 1,787,268
Jefferson Public Building Authority, Georgia, Revenue
Bonds, Jackson County Project, Series 2021:
340 4.000%, 3/01/26 No Opt. Call Aa2 362,355
610 4.000%, 3/01/27 No Opt. Call Aa2 658,483
655 4.000%, 3/01/28 No Opt. Call Aa2 711,769
Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales
Tax Revenue Bonds, Third Indenture, Series 2015B:
2,000 5.000%, 7/01/41 7/26 at 100.00 AA+ 2,181,300
2,000 5.000%, 7/01/42 7/26 at 100.00 AA+ 2,179,100
1,585 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1, 4.500%, 7/01/34
7/25 at 100.00 N/R 1,622,295
21,196 Total Tax Obligation/Limited 22,961,396
Transportation - 6.3%
Atlanta, Georgia, Airport Passenger Facilities Charge and
General Revenue Bonds, Refunding Subordinate Lien
Series 2014A:
2,425 5.000%, 1/01/32 1/24 at 100.00 Aa3 2,516,229
2,000 5.000%, 1/01/33 1/24 at 100.00 Aa3 2,074,200
2,000 Atlanta, Georgia, Airport Passenger Facilities Charge and General
Revenue Bonds, Subordinate Lien Series 2019D, 4.000%, 7/01/37,
(AMT)
7/29 at 100.00 N/R 2,049,820
Augusta, Georgia, Airport Revenue Bonds, Refunding
General Series 2015A:
160 5.000%, 1/01/32 1/25 at 100.00 Baa2 165,051
170 5.000%, 1/01/33 1/25 at 100.00 Baa2 175,227
100 5.000%, 1/01/34 1/25 at 100.00 Baa2 103,022
150 5.000%, 1/01/35 1/25 at 100.00 Baa2 154,442
4,875 Georgia Ports Authority, Revenue Bonds, Series 2021, 4.000%, 7/01/46 7/31 at 100.00 N/R 4,994,047
11,880 Total Transportation 12,232,038
U.S. Guaranteed - 6.8% (6)
1,430 Atlanta, Georgia, Water and Wastewater Revenue Bonds, Tender Option
Trust 2015-XF0234, 20.039%, 3/01/23, 144A, (IF) (7)
No Opt. Call Aa2 2,035,934
500 Columbus, Georgia, Water and Sewerage Revenue Bonds, Refunding
Series 2014A, 5.000%, 5/01/31, (Pre-refunded 5/01/24)
5/24 at 100.00 AA+ 529,465
1,980 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc., Series
2014A, 5.500%, 8/15/54, (Pre-refunded 2/15/25)
2/25 at 100.00 AA 2,163,388
1,000 Habersham County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Series 2014B, 5.000%, 2/01/37, (Pre-refunded 2/01/24)
2/24 at 100.00 Aa3 1,052,730
2,000 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Savannah College of Art & Design Projects, Series 2014, 5.000%,
4/01/44, (Pre-refunded 4/01/24)
4/24 at 100.00 A+ 2,111,960
4,000 Sandy Springs Public Facilities Authority, Georgia, Revenue Bonds, Sandy
Springs City Center Project, Series 2015, 5.000%, 5/01/47, (Pre-refunded
5/01/26)
5/26 at 100.00 Aaa 4,441,160

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed (6) (continued)
$ 810 Tift County Hospital Authority, Georgia, Revenue Anticipation Certificates
Series 2012, 5.000%, 12/01/38, (Pre-refunded 12/01/22)
12/22 at 100.00 Aa2 $ 824,750
11,720 Total U.S. Guaranteed 13,159,387
Utilities - 35.4%
Atlanta, Georgia, Water and Wastewater Revenue Bonds,
Refunding Series 2015:
500 5.000%, 11/01/40 5/25 at 100.00 Aa2 531,705
1,000 Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series
2017A, 5.000%, 11/01/37
11/27 at 100.00 Aa2 1,117,890
1,635 Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series
2018B, 5.000%, 11/01/47
11/27 at 100.00 Aa2 1,806,332
705 Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A,
5.500%, 11/01/22 - FGIC Insured
No Opt. Call Aa2 717,182
1,140 Bainbridge, Georgia, Combined Utilities Revenue Bonds, Series 2021,
4.000%, 12/01/51 - BAM Insured
12/31 at 100.00 N/R 1,158,593
2,635 Burke County Development Authority, Georgia, Pollution Control Revenue
Bonds, Georgia Transmission Corporation Vogtle Project, Series 2012,
2.750%, 1/01/52
5/31 at 100.00 AA- 2,049,213
1,250 Burke County Development Authority, Georgia, Pollution Control Revenue
Bonds, Oglethorpe Power Corporation Vogtle Project, Series 2017C,
4.125%, 11/01/45
2/28 at 100.00 BBB+ 1,244,412
2,010 Burke County Development Authority, Georgia, Pollution Control Revenue
Bonds, Oglethorpe Power Corporation Vogtle Project, Series 2017D,
4.125%, 11/01/45
2/28 at 100.00 BBB+ 2,001,015
2,000 Cartersville, Georgia, Water and Sewer Revenue Bonds, Series 2018,
5.000%, 6/01/48
6/28 at 100.00 AA- 2,205,840
1,900 Dalton, Georgia, Combined Utilities Revenue Bonds, Series 2017, 5.000%,
3/01/31
3/27 at 100.00 A2 2,077,365
Dalton, Georgia, Combined Utilities Revenue Bonds, Series
2020:
500 5.000%, 3/01/30 No Opt. Call A2 577,105
1,000 4.000%, 3/01/34 3/30 at 100.00 A2 1,028,570
1,250 4.000%, 3/01/35 3/30 at 100.00 A2 1,286,337
1,000 4.000%, 3/01/40 3/30 at 100.00 A2 1,021,990
3,410 DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Refunding
Series 2006B, 5.250%, 10/01/32 - AGM Insured
10/26 at 100.00 AA 3,786,635
2,500 DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Second
Resolution Series 2011A, 5.250%, 10/01/41
7/22 at 100.00 Aa3 2,505,150
605 Etowah Water and Sewer Authority, Georgia, Revenue Bonds, Series 2019,
5.000%, 3/01/31 - BAM Insured
3/29 at 100.00 AA 689,047
1,000 Fulton County, Georgia, Water and Sewerage Revenue Bonds, Refunding
Series 2013, 5.000%, 1/01/33
1/23 at 100.00 AA 1,014,020
2,000 Georgia Municipal Electric Authority, General Power Revenue Bonds,
Series 2012GG, 5.000%, 1/01/43
1/23 at 100.00 A1 2,021,040
1,500 Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project M
Bonds, Series 2019A, 5.000%, 1/01/56
7/28 at 100.00 A 1,600,485
3,000 Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project P
Bonds, Series 2019B, 5.000%, 1/01/48
7/28 at 100.00 BBB+ 3,192,750
1,200 Griffin, Georgia, Combined Public Utility Revenue Bonds, Refunding Series
2012, 5.000%, 1/01/28 - AGM Insured
1/23 at 100.00 AA 1,218,144
550 Henry County Water and Sewerage Authority, Georgia, Revenue Bonds,
Refunding Series 2021, 5.000%, 2/01/25
No Opt. Call Aa2 592,532
Jackson County Water and Sewerage Authority, Georgia,
Revenue Bonds, Series 2021:
500 4.000%, 9/01/38 - BAM Insured 9/31 at 100.00 N/R 527,150
500 4.000%, 9/01/41 - BAM Insured 9/31 at 100.00 N/R 515,940
320 Macon Water Authority, Georgia, Water and Sewer Revenue Bonds, Series
2020B, 4.000%, 10/01/39
10/30 at 100.00 Aa1 338,621
Main Street Natural Gas Inc., Georgia, Gas Project Revenue
Bonds, Series 2007A:
360 5.500%, 9/15/23 No Opt. Call A+ 373,734
2,630 5.500%, 9/15/27 No Opt. Call A+ 2,929,320

Nuveen Georgia Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
$ 2,750 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2019A, 5.000%, 5/15/49
No Opt. Call A3 $ 3,118,005
1,525 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2019B, 4.000%, 8/01/49, (Mandatory Put 12/02/24)
9/24 at 100.43 Aa2 1,573,373
2,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Variable Rate Demand Bonds Series 2018A, 4.000%, 4/01/48,
(Mandatory Put 9/01/23)
6/23 at 100.40 Aa2 2,037,640
1,000 Monroe County Development Authority, Georgia, Pollution Control
Revenue Bonds, Georgia Power Company - Scherer Plant, First Series
1995, 2.250%, 7/01/25
6/24 at 100.00 A- 969,030
3,325 Monroe, Georgia, Combined Utilities Revenue Bonds, Series 2020,
4.000%, 12/01/45 - AGM Insured
12/30 at 100.00 AA 3,395,989
2,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J
Bonds, Series 2019A, 5.000%, 1/01/49
7/28 at 100.00 A 2,138,300
1,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project M
Bonds, Series 2021A, 4.000%, 1/01/51
1/30 at 100.00 A 997,630
Municipal Electric Authority of Georgia, Plant Vogtle Units 3
& 4 Project P Bonds, Series 2021A:
905 5.000%, 1/01/56 1/30 at 100.00 BBB+ 972,413
2,405 5.000%, 1/01/63 1/30 at 100.00 BBB+ 2,584,149
3,500 Municipal Electric Authority of Georgia, Project One Revenue Bonds,
Subordinate Lien Series 2015A, 0.000%, 1/01/32
No Opt. Call A2 2,499,665
2,435 Municipal Electric Authority of Georgia, Project One Revenue Bonds,
Subordinate Lien Series 2020A, 5.000%, 1/01/45
1/31 at 100.00 A2 2,674,312
500 Rockdale County, Georgia, Water and Sewerage Revenue Bonds, Series
2020, 5.000%, 7/01/31
7/30 at 100.00 Aa2 585,065
1,500 Sinclair Water Authority, Georgia, Revenue Bonds, Refunding Series 2019,
4.000%, 4/01/44
4/29 at 100.00 AA 1,528,965
1,000 South Fulton Municipal Regional Water and Sewer Authority, Georgia,
Revenue Bonds, Refunding Series 2014, 5.000%, 1/01/31
1/24 at 100.00 AA 1,034,980
2,000 Warner Robins, Georgia, Water and Sewerage Revenue Bonds, Refunding
& Improvement Series 2020, 4.000%, 7/01/50
7/30 at 100.00 Aa3 2,030,140
66,445 Total Utilities 68,267,773
$ 179,407 Total Long-Term Investments (cost $192,446,285) 183,387,684
Other Assets Less Liabilities - 5.0% 9,568,386
Net Assets - 100% $ 192,956,070
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies. Ratings are not covered by the report of independent registered public accounting firm.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(6) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(7) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
See accompanying notes to financial statements.

Nuveen Louisiana Municipal Bond Fund
Portfolio of Investments May 31, 2022
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 99.2%
MUNICIPAL BONDS - 96.0%
Consumer Staples - 4.0%
Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds,
Refunding Senior Lien Series 2020A-2 Class 1:
$ 2,770 3.000%, 6/01/48 6/30 at 100.00 BBB+ $ 2,154,866
2,080 4.000%, 6/01/48 6/30 at 100.00 BBB+ 2,014,563
645 Guam Economic Development & Commerce Authority, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 5.250%, 6/01/32
6/22 at 100.00 N/R 644,987
315 New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-
Through Bonds, Turbo Term Series 2016A. Including 2016A-1, 2016A-
2A and 2016A-2B, 5.000%, 6/01/51
6/26 at 100.00 N/R 319,218
2,665 Tobacco Settlement Financing Corporation, Louisiana, Tobacco
Settlement Asset-Backed Refunding Bonds, Series 2013A, 5.250%,
5/15/35
5/23 at 100.00 A- 2,752,972
200 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 BB+ 205,734
1,160 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%,
6/01/48
6/27 at 100.00 N/R 1,177,760
9,835 Total Consumer Staples 9,270,100
Education and Civic Organizations - 21.6%
1,025 Jefferson Parish Economic Development and Port District, Louisiana,
Kenner Discovery Health Sciences Academy Project, Series 2018A,
5.500%, 6/15/38, 144A
6/28 at 100.00 N/R 1,068,183
815 Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds,
Ragin' Cajun Facilities Inc. Project, Refunding Series 2012, 5.000%,
10/01/27 - AGM Insured
10/22 at 100.00 AA 824,470
Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Ragin' Cajun Facilities Inc.- Athletic Facilities
Project, Refunding Series 2021:
500 4.000%, 10/01/40 - AGM Insured 10/30 at 100.00 AA 518,990
720 4.000%, 10/01/42 - AGM Insured 10/30 at 100.00 AA 736,445
3,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Ragin' Cajun
Facilities Inc.- Student Housing & Parking Project, Series 2018, 5.000%,
10/01/48 - AGM Insured
10/27 at 100.00 AA 3,261,690
1,030 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Ragin' Cajun
Facilities Inc.- Student Union/University Facilities Project, Series 2021,
4.000%, 10/01/39 - AGM Insured
10/30 at 100.00 AA 1,078,410
750 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Ragin Cajun
Facilities, Inc.- Lewis Street Parking Garage Project, Refunding Series
2021, 4.000%, 10/01/42 - AGM Insured
10/30 at 100.00 AA 767,130
1,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Louisiana Tech University
Student Housing & Recreational Facilities/Innovative Student Facilities
Inc. Project, Refunding Series 2015, 5.000%, 10/01/34 - AGM Insured
10/25 at 100.00 AA 1,082,060
2,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Louisiana Tech University
Student Housing/Innovative Student Facilities Inc. Project, Refunding
Series 2013, 5.000%, 7/01/33
7/23 at 100.00 A3 2,048,320

Nuveen Louisiana Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds,
McNeese State University Student Parking - Cowboy
Facilities, Inc. Project, Refunding Series 2021:
$ 500 3.000%, 3/01/33 3/31 at 100.00 N/R $ 468,290
1,200 3.000%, 3/01/37 3/31 at 100.00 N/R 1,064,064
1,270 3.000%, 3/01/39 3/31 at 100.00 N/R 1,094,219
1,000 3.000%, 3/01/42 3/31 at 100.00 N/R 844,350
2,385 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Nicholls State University
Student Recreation Center/NSU Facilities Corporation Project,
Refunding Series 2021, 4.000%, 10/01/38
10/30 at 100.00 BBB 2,314,404
2,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Ragin' Cajun Facilities Inc.-
Student Housing & Parking Project, Series 2017, 5.000%, 10/01/39 -
AGM Insured
10/27 at 100.00 AA 2,192,700
1,500 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Southeastern Louisiana
University student Housing/University Facilities Project, Series 2017,
5.000%, 8/01/42 - AGM Insured
8/27 at 100.00 AA 1,635,075
1,300 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lake
Charles College Prep Project, Series 2019A, 5.000%, 6/01/39, 144A
6/27 at 100.00 N/R 1,232,933
220 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Tulane
University, Refunding Series 2017A, 5.000%, 12/15/30
12/27 at 100.00 A 241,703
1,680 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Young
Audiences Charter School, Series 2019A, 5.000%, 4/01/39, 144A
4/27 at 100.00 N/R 1,565,710
Louisiana Public Facilities Authority, Lease Revenue Bonds,
Provident Group-Flagship Properties LLC - Louisiana State
University GreenHouse District Phase II Project, Series
2017:
200 5.000%, 7/01/42 7/27 at 100.00 A 213,080
1,500 5.000%, 7/01/47 7/27 at 100.00 A 1,589,505
Louisiana Public Facilities Authority, Lease Revenue Bonds,
Provident Group-Flagship Properties LLC - Louisiana State
University GreenHouse District Phase III Project, Series
2019A:
2,365 4.000%, 7/01/54 7/29 at 100.00 N/R 2,347,996
2,595 5.000%, 7/01/59 7/29 at 100.00 A 2,781,632
Louisiana Public Facilities Authority, Lease Revenue Bonds,
Provident Group-Flagship Properties LLC - Louisiana State
University Nicolson Gateway Project, Series 2016A:
1,500 5.000%, 7/01/46 7/26 at 100.00 A 1,573,755
3,230 5.000%, 7/01/56 7/26 at 100.00 A 3,375,124
Louisiana Public Facilities Authority, Louisiana, Revenue
Bonds, Loyola University of New Orleans Project,
Refunding Series 2021:
1,275 4.000%, 10/01/40 10/31 at 100.00 Baa1 1,265,030
20 4.000%, 10/01/41 10/31 at 100.00 Baa1 19,783
3,350 4.000%, 10/01/51 10/31 at 100.00 Baa1 3,197,273
Louisiana Public Facilities Authority, Louisiana, Revenue
Bonds, Tulane University, Refunding Series 2020A:
2,000 4.000%, 4/01/40 4/30 at 100.00 A 2,024,000
2,645 4.000%, 4/01/50 4/30 at 100.00 N/R 2,644,286
1,000 Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese of New
Orleans, Refunding Series 2017, 5.000%, 7/01/37 (4)
7/27 at 100.00 Caa1 940,000
1,035 Louisiana Public Facilities Authority, Revenue Bonds, Lake Charles Charter
Academy Foundation Project, Series 2011A, 8.000%, 12/15/41
7/22 at 100.00 N/R 1,037,588
1,500 Louisiana Public Facilities Authority, Revenue Bonds, Southwest Louisiana
Charter Academy Foundation Project, Series 2013A, 8.375%, 12/15/43
12/23 at 100.00 N/R 1,543,725
800 Louisiana Public Facilities Authority, Revenue Bonds, University of New
Orleans Research and Technology Foundation, Inc.- Student Housing
Project, Refunding Series 2014, 5.000%, 9/01/31 - AGM Insured
9/24 at 100.00 AA 840,664
48,910 Total Education and Civic Organizations 49,432,587

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Energy - 0.8%
$ 175 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil
Corporation Project, Refunding Series 2017A-1, 2.000%, 6/01/37,
(Mandatory Put 4/01/23)
No Opt. Call BBB- $ 173,416
1,700 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil
Corporation Project, Refunding Series 2017B-2, 2.375%, 6/01/37,
(Mandatory Put 7/01/26)
No Opt. Call BBB- 1,621,596
1,875 Total Energy 1,795,012
Health Care - 12.5%
Calcasieu Parish Memorial Hospital Service District,
Louisiana, Revenue Bonds, Lake Charles Memorial
Hospital, Refunding Series 2019:
715 5.000%, 12/01/34 12/29 at 100.00 BB 769,476
2,750 5.000%, 12/01/39 12/29 at 100.00 BB 2,923,277
390 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/39
8/29 at 100.00 BBB+ 409,644
505 Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence
Health Network, Series 2016C, 5.000%, 2/15/36
2/27 at 100.00 AA+ 543,829
3,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Womans Hospital
Foundation Project, Refunding Series 2017A, 5.000%, 10/01/41
10/27 at 100.00 A 3,180,810
2,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Christus
Health, Refunding Series 2019A, 5.000%, 7/01/48
1/29 at 100.00 A+ 2,125,840
1,610 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2017, 5.000%, 5/15/46
5/27 at 100.00 A 1,690,452
Louisiana Public Facilities Authority, Hospital Revenue
Bonds, Franciscan Missionaries of Our Lady Health
System, Series 1998A:
1,240 5.750%, 7/01/25 No Opt. Call A2 1,303,017
1,000 Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan
Missionaries of Our Lady Health System, Series 2017A, 5.000%, 7/01/47
7/27 at 100.00 A 1,050,490
3,000 Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana
Children's Medical Center Hospital, Series 2015A-1. Fixed Rate Mode,
5.000%, 6/01/45
6/28 at 100.00 A+ 3,182,400
300 Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana
Children's Medical Center Hospital, Series 2020A, 4.000%, 6/01/50
6/30 at 100.00 A+ 294,966
200 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic
Foundation Project, Series 2015, 5.000%, 5/15/47
5/25 at 100.00 A 206,108
Puerto Rico Industrial, Tourist, Educational, Medical and
Environmental Control Facilities Financing Authority,
Hospital Revenue Bonds, (Hospital Auxilio Mutuo
Obligated Group Project, Refunding Series 2021:
310 5.000%, 7/01/31 No Opt. Call N/R 354,786
1,000 5.000%, 7/01/32 7/31 at 100.00 N/R 1,136,500
Saint Tammany Parish Hospital Service District 1, Louisiana,
Hospital Revenue Bonds, St. Tammany Parish Hospital
Project, Refunding Series 2018A:
1,715 5.000%, 7/01/36 7/28 at 100.00 AA- 1,842,116
1,400 5.000%, 7/01/37 7/28 at 100.00 AA- 1,502,354
1,000 4.000%, 7/01/43 7/28 at 100.00 AA- 1,010,680
Saint Tammany Parish Hospital Service District 2, Louisiana,
Hospital Revenue Bonds, Series 2021:
1,305 4.000%, 3/01/38 - BAM Insured 3/31 at 100.00 AA 1,381,708
1,430 4.000%, 3/01/40 - BAM Insured 3/31 at 100.00 AA 1,486,628
1,000 Tangipahoa Parish Hospital Service District 1, Louisiana, Hospital Revenue
Bonds, North Oaks Health System Project, Refunding Series 2021,
4.000%, 2/01/39
2/31 at 100.00 N/R 1,002,270
1,085 Terrebonne Parish Hospital Service District 1, Louisiana, Hospital Revenue
Bonds, Terrebonne General Medical Center, Refunding Series 2013,
4.000%, 4/01/33
4/23 at 100.00 A 1,089,307
26,955 Total Health Care 28,486,658

Nuveen Louisiana Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Multifamily - 1.3%
$ 1,870 Louisiana Housing Finance Agency, Multifamily Housing Revenue Bonds,
Mallard Crossings Apartments, Series 2011, 4.750%, 10/01/29
6/22 at 100.00 AA+ $ 1,872,375
1,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Provident
Group - HSC Properties Inc - LSU Health Foundation, New Orleans
Project, Senior Lien Series 2020A-1, 5.500%, 1/01/50, 144A
1/30 at 100.00 N/R 1,026,730
2,870 Total Housing/Multifamily 2,899,105
Housing/Single Family - 2.0%
1,950 Louisiana Housing Corporation, Single Family Mortgage Revenue Bonds,
Home Ownership Program, Series 2020B, 3.500%, 6/01/50
6/29 at 101.21 Aaa 1,975,954
2,630 Louisiana Housing Corporation, Single Family Mortgage Revenue Bonds,
Home Ownership Program, Series 2021D, 3.250%, 12/01/52
6/30 at 101.20 N/R 2,628,659
4,580 Total Housing/Single Family 4,604,613
Industrials - 2.3%
835 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42
8/22 at 100.00 BBB- 835,184
235 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Cameron Parish
GOMESA Project, Green Series 2018, 5.650%, 11/01/37, 144A
11/28 at 100.00 N/R 249,095
285 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Jefferson Parish
GOMESA Project, Series 2019, 4.000%, 11/01/44, 144A
11/29 at 100.00 N/R 244,422
100 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Saint John the
Baptist Parish GOMESA Project, Series 2019, 3.900%, 11/01/44, 144A
11/29 at 100.00 N/R 84,432
105 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Saint Martin Parish
GOMESA Project, Series 2019, 4.400%, 11/01/44, 144A
11/28 at 100.00 N/R 98,308
2,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Saint Tammany
Parish GOMESA Project, Series 2020, 3.875%, 11/01/45, 144A
11/29 at 100.00 N/R 1,667,280
Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Terrebonne Parish GOMESA Project, Series 2018:
100 5.375%, 11/01/38, 144A 11/28 at 100.00 N/R 104,032
100 5.500%, 11/01/39, 144A 11/28 at 100.00 N/R 104,550
1,000 Louisiana Public Facilities Authority, Solid Waste Disposal Facility Revenue
Bonds,  Lousiana Pellets Inc Project, Series 2015, 7.000%, 7/01/24,
(AMT), 144A (4)
No Opt. Call N/R 10
200 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44, 144A
11/24 at 100.00 N/R 200,864
1,000 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010A, 6.350%, 10/01/40, 144A
6/30 at 100.00 BB- 1,146,220
205 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010B, 6.100%, 12/01/40, (Mandatory Put 6/01/30), 144A
No Opt. Call BB- 234,518
250 Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds,
Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37,
(AMT), 144A
10/22 at 100.00 BBB- 250,077
6,415 Total Industrials 5,218,992
Long-Term Care - 1.1%
2,800 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, The Glen Retirement System
Project, Series 2019A, 5.000%, 1/01/49
1/26 at 103.00 N/R 2,227,176
400 Saint Tammany Public Trust Financing Authority, Louisiana, Revenue
Bonds, Christwood Project, Refunding Series 2015, 5.250%, 11/15/37
11/24 at 100.00 N/R 408,092
3,200 Total Long-Term Care 2,635,268

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Materials - 2.0%
$ 4,570 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Westlake Chemical
Corporation Projects, Refunding Series 2017, 3.500%, 11/01/32
11/27 at 100.00 BBB $ 4,487,557
Tax Obligation/General - 7.8%
Calcasieu Parish School District 23, Louisiana, General
Obligation Bonds, Public School Improvement Series
2019:
1,055 4.000%, 9/01/37 - BAM Insured 9/29 at 100.00 AA 1,116,317
1,600 4.000%, 9/01/38 - BAM Insured 9/29 at 100.00 AA 1,679,728
Cameron Parish School District 15, Louisiana, General
Obligtion Bonds, Series 2021:
265 4.000%, 10/01/37 10/30 at 100.00 BBB 266,521
350 4.000%, 10/01/39 10/30 at 100.00 BBB 338,986
425 4.000%, 10/01/40 10/30 at 100.00 BBB 409,415
Livingston Parish School District 1, Louisiana, General
Obligation Bonds, Series 2021:
1,050 4.000%, 5/01/38 - BAM Insured 5/31 at 100.00 AA 1,112,759
545 4.000%, 5/01/39 - BAM Insured 5/31 at 100.00 AA 572,168
1,000 4.000%, 5/01/41 - BAM Insured 5/31 at 100.00 AA 1,030,920
980 Louisiana State, General Obligation Bonds, Series 2021A, 5.000%, 3/01/41 3/31 at 100.00 N/R 1,128,852
3,130 New Orleans, Louisiana, General Obligation Bonds, Audubon
Commission Projects, Series 2021, 4.000%, 10/01/37
10/31 at 100.00 N/R 3,249,034
New Orleans, Louisiana, General Obligation Bonds, Public
Improvement Series 2021A:
1,720 5.000%, 12/01/37 12/30 at 100.00 N/R 1,987,804
2,000 5.000%, 12/01/46 12/30 at 100.00 N/R 2,262,680
New Orleans, Louisiana, General Obligation Bonds,
Refunding Series 2015:
125 5.000%, 12/01/27 12/25 at 100.00 A+ 136,327
525 5.000%, 12/01/29 12/25 at 100.00 A+ 572,203
2,000 Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1,
4.000%, 7/01/46
7/31 at 103.00 N/R 1,871,140
16,770 Total Tax Obligation/General 17,734,854
Tax Obligation/Limited - 12.3%
Government of Guam, Business Privilege Tax Bonds,
Refunding Series 2015D:
130 5.000%, 11/15/33 11/25 at 100.00 BB 137,830
1,040 5.000%, 11/15/34 11/25 at 100.00 BB 1,101,735
170 4.000%, 11/15/39 11/25 at 100.00 BB 171,207
1,000 5.000%, 11/15/39 11/25 at 100.00 BB 1,056,430
Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A:
1,000 5.000%, 12/01/26 No Opt. Call BB 1,093,700
1,000 5.000%, 12/01/34 12/26 at 100.00 BB 1,074,340
3,000 Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax
Revenue Bonds, Series 2017B, 5.000%, 12/01/42 - AGM Insured
12/27 at 100.00 AA 3,291,060
Jefferson Sales Tax District, Jefferson Parish, Louisiana,
Special Sales Tax Revenue Bonds, Series 2019B:
2,000 4.000%, 12/01/38 - AGM Insured 12/29 at 100.00 AA 2,039,900
3,000 4.000%, 12/01/39 - AGM Insured 12/29 at 100.00 N/R 3,037,200
2,000 4.000%, 12/01/42 - AGM Insured 12/29 at 100.00 AA 2,019,560
1,000 Juban Trails Community Development District, Livingston Parish,
Louisiana, Special Assessment  Revenue Bonds, Series 2022, 4.250%,
6/01/51, 144A
6/32 at 100.00 N/R 859,250
505 Louisiana Citizens Property Insurance Corporation, Assessment Revenue
Bonds, Refunding Series 2016A, 5.000%, 6/01/26
No Opt. Call A1 551,990
1,435 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Bossier City Projects, Series
2015, 5.000%, 6/01/30
6/25 at 100.00 AA 1,548,724
500 Louisiana Stadium and Exposition District, Revenue Bonds, Bond
Anticipation Notes Series 2020, 5.000%, 7/03/23
1/23 at 100.00 BBB+ 508,170

Nuveen Louisiana Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 675 Louisiana Stadium and Exposition District, Revenue Refunding Bonds,
Senior Lien Series 2013A, 5.000%, 7/01/36
7/23 at 100.00 A2 $ 698,031
Louisiana State Correctional Facilities Corporation, Lease
Revenue Bonds, Office of Juvenile Justice Project, Series
2021:
1,435 4.000%, 10/01/38 10/30 at 100.00 A+ 1,515,848
1,490 4.000%, 10/01/39 10/30 at 100.00 A+ 1,560,030
365 Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue
Bonds, American Dream @ Meadowlands Project, Series 2017, 5.000%,
12/01/27, 144A
No Opt. Call N/R 334,807
1,000 Puerto Rico Highway and Transportation Authority, Highway Revenue
Bonds, Series 2007N, 5.250%, 7/01/36 - AGC Insured
No Opt. Call AA 1,063,270
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
2,720 0.000%, 7/01/31 7/28 at 91.88 N/R 1,870,163
344 0.000%, 7/01/46 7/28 at 41.38 N/R 104,669
Saint Charles Parish School Board, Louisiana, Sales & Use
Tax Bonds, Series 2019:
750 4.000%, 8/01/37 8/29 at 100.00 AA 793,147
680 4.000%, 8/01/39 8/29 at 100.00 AA 707,996
1,000 The Industrial Development Authority of the City of Saint Louis, Missouri,
Development Financing Revenue Bonds, Ballpark Village Development
Project, Series 2017A, 4.750%, 11/15/47
11/26 at 100.00 N/R 844,340
110 West Trace Community Development District, Westlake, Louisiana, Special
Assessment Revenue Bonds, Series 2018, 6.875%, 12/01/46
No Opt. Call N/R 99,176
28,349 Total Tax Obligation/Limited 28,082,573
Transportation - 9.3%
1,410 Ascension Parish Industrial development Board, Louisiana, Revenue
Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%,
7/01/36
7/23 at 100.00 N/R 1,429,472
785 Colorado High Performance Transportation Enterprise, C-470 Express
Lanes Revenue Bonds, Senior Lien Series 2017, 5.000%, 12/31/51
12/24 at 100.00 BBB 802,246
805 Greater New Orleans Expressway Commission, Louisiana, Revenue Bonds,
Refunding Series 2013, 5.000%, 11/01/23 - AGM Insured
No Opt. Call AA 841,185
1,000 Greater New Orleans Expressway Commission, Louisiana, Toll Revenue
Bonds, Subordinate Lien Series 2017, 5.000%, 11/01/47 - AGM Insured
11/25 at 100.00 AA 1,075,040
1,000 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines Inc. Terminal Improvement Project, Refunding Series 2015B-1,
5.000%, 7/15/30, (AMT)
7/25 at 100.00 B 1,011,510
2,000 Lake Charles Harbor and Terminal District, Louisiana, Revenue Bonds,
Series 2013B, 5.000%, 1/01/34, (AMT)
1/24 at 100.00 AA 2,080,740
1,355 Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds,
Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36,
(AMT), 144A
7/23 at 100.00 N/R 1,382,195
New Orleans Aviation Board, Louisiana, General Airport
Revenue Bonds, Gilf Opportunity Zone Project, Refunding
Series 2019:
200 4.000%, 1/01/37 1/29 at 100.00 A2 205,260
1,000 4.000%, 1/01/38 1/29 at 100.00 A2 1,024,820
1,015 4.000%, 1/01/39 1/29 at 100.00 A2 1,038,680
2,000 New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds,
North Terminal Project, Series 2015B, 5.000%, 1/01/35, (AMT)
1/25 at 100.00 A2 2,084,740
New Orleans Aviation Board, Louisiana, Special Facility
Revenue Bonds, Parking Facilities Corporation
Consolidated Garage System, Series 2018A:
1,300 5.000%, 10/01/43 - AGM Insured 10/28 at 100.00 AA 1,392,183
2,000 5.000%, 10/01/48 - AGM Insured 10/28 at 100.00 AA 2,100,960
840 New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project,
Series 2016A, 5.000%, 7/01/46, (AMT)
7/24 at 100.00 BBB 868,963

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
$ 2,750 Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds,
Port Facilities, Refunding Series 2018B, 5.000%, 4/01/45 - AGM Insured,
(AMT)
4/28 at 100.00 AA $ 2,939,558
1,000 Virginia Small Business Financing Authority, Private Activity Revenue
Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%,
12/31/56, (AMT)
6/27 at 100.00 BBB 1,037,450
20,460 Total Transportation 21,315,002
U.S. Guaranteed - 8.6% (5)
1,000 East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds,
Refunding Series 2014B, 5.000%, 2/01/39, (Pre-refunded 2/01/25)
2/25 at 100.00 AA- 1,078,420
500 Guam A.B. Won Pat  International Airport Authority, Revenue Bonds, Series
2019A, 5.000%, 10/01/22, (AMT), (ETM)
No Opt. Call Baa2 505,660
1,500 Louisiana Energy and Power Authority, Power Project Revenue Bonds,
LEPA Unit 1, Series 2013A, 5.250%, 6/01/38, (Pre-refunded 6/01/23) -
AGM Insured
6/23 at 100.00 AA 1,553,220
Louisiana Local Government Environmental Facilities and
Community Development Authority Revenue Bonds,
LCTCS Act 360 Project, Series 2014:
2,000 5.000%, 10/01/35, (Pre-refunded 10/01/24) 10/24 at 100.00 A+ 2,139,900
2,000 5.000%, 10/01/37, (Pre-refunded 10/01/24) 10/24 at 100.00 A+ 2,139,900
3,000 5.000%, 10/01/39, (Pre-refunded 10/01/24) 10/24 at 100.00 A+ 3,209,850
1,500 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, East Baton Rouge Sewerage
Commission Projects, Subordinate Lien Series 2014A, 5.000%, 2/01/39,
(Pre-refunded 2/01/24)
2/24 at 100.00 A+ 1,577,835
1,575 Louisiana Public Facilities Authority, Hospital Revenue and Refunding
Bonds, Lafayette General Medical Center Project, Series 2016A, 5.000%,
11/01/41, (Pre-refunded 11/01/25)
11/25 at 100.00 N/R 1,715,222
Louisiana Public Facilities Authority, Hospital Revenue
Bonds, Franciscan Missionaries of Our Lady Health
System, Series 1998A:
25 5.750%, 7/01/25, (ETM) No Opt. Call A2 27,743
Louisiana Public Facilities Authority, Louisiana, Revenue
Bonds, Tulane University, Refunding Series 2020A:
355 4.000%, 4/01/50, (Pre-refunded 4/01/30) 4/30 at 100.00 N/R 389,488
1,500 Louisiana State, Highway Improvement Revenue Bonds, Series 2014A,
5.000%, 6/15/34, (Pre-refunded 6/15/24)
6/24 at 100.00 AA 1,593,120
1,500 New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding
Series 2014, 4.250%, 6/01/34, (Pre-refunded 6/01/24)
6/24 at 100.00 A 1,569,420
1,315 New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2015,
5.000%, 6/01/40, (Pre-refunded 6/01/25)
6/25 at 100.00 A 1,425,184
200 New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014,
5.000%, 12/01/34, (Pre-refunded 12/01/24)
12/24 at 100.00 A- 214,876
500 Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds,
Port Facilities, Refunding Series 2013B, 5.000%, 4/01/32, (Pre-refunded
4/01/23), (AMT)
4/23 at 100.00 A 512,375
18,470 Total U.S. Guaranteed 19,652,213
Utilities - 10.4%
1,665 East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds,
Refunding Series 2019A, 4.000%, 2/01/45
2/29 at 100.00 AA- 1,691,740
2,000 Guam Power Authority, Revenue Bonds, Refunding Series 2017A, 5.000%,
10/01/37
10/27 at 100.00 BBB 2,115,920
3,200 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Entergy Lousiana,
LLC Project, Refunding Series 2021B, 2.500%, 4/01/36
4/26 at 100.00 A 2,738,240
4,750 Louisiana Public Facilities Authority, Revenue Bonds, Cleco Power LLC
Project, Series 2008, 4.250%, 12/01/38
5/23 at 100.00 A3 4,767,480
1,000 New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2020B,
4.000%, 6/01/50
6/30 at 100.00 A 1,022,590

Nuveen Louisiana Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
$ 2,130 Ohio Air Quality Development Authority, Ohio, Air Quality Development
Revenue Bonds, FirstEnergy Generation Corporation Project, Series
2009A, 5.700%, 8/01/22
No Opt. Call N/R $ 2,663
1,000 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%,
12/01/23 (4)
No Opt. Call N/R 1,250
Ohio Water Development Authority, Pollution Control
Revenue Refunding Bonds, FirstEnergy Nuclear
Generating Corporation Project, Series 2009A:
1,000 4.375%, 6/01/33, (Mandatory Put 6/01/22) , (WI/DD, Settling 6/01/22) No Opt. Call N/R 1,000,000
310 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor.,
Series 2005A, 3.750%, 12/01/40 (4)
No Opt. Call N/R 388
Pineville, Louisiana, Utility Revenue Bonds, Series 2022:
1,505 4.000%, 5/01/42 - BAM Insured 5/32 at 100.00 N/R 1,544,837
1,000 4.000%, 5/01/47 - BAM Insured 5/32 at 100.00 N/R 1,025,160
1,500 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior
Lien Series 2012A, 5.250%, 7/01/42
7/22 at 100.00 CCC 1,504,665
365 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior Lien
Series 2019B, 4.000%, 12/01/49 - AGM Insured
12/28 at 100.00 AA 371,942
1,500 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Refunding Series
2020B, 3.000%, 12/01/50
12/30 at 100.00 A- 1,281,900
1,500 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Series 2003A
Refunding, 5.000%, 12/01/32 - BAM Insured
12/28 at 100.00 AA 1,690,530
2,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Series 2016B,
5.000%, 12/01/41 - BAM Insured
12/26 at 100.00 AA 2,199,840
295 Tangipahoa Water District, Tangipahoa, Louisiana, Water Revenue Bonds,
Series 2021, 4.000%, 12/01/38 - BAM Insured
12/31 at 100.00 N/R 313,626
500 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Series 2007B, 5.000%, 7/01/31
7/22 at 100.00 CCC 468,445
27,220 Total Utilities 23,741,216
$ 220,479 Total Municipal Bonds (cost $229,159,778) 219,355,750
Shares Description (1) Value
COMMON STOCKS - 3.2%
Independent Power And Renewable Electricity Producers - 3.2%
111,006 Energy Harbor Corp (6),(7),(8) $ 7,265,343
Total Common Stocks (cost $2,755,685) 7,265,343
Total Long-Term Investments (cost $231,915,463) 226,621,093
Other Assets Less Liabilities - 0.8% 1,895,037
Net Assets - 100% $ 228,516,130
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies. Ratings are not covered by the report of independent registered public accounting firm.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6) For fair value measurement disclosure purposes, investment classified as Level 2.
(7) Common Stock received as part of the bankruptcy settlements during February 2020 for Ohio Air Quality Development Authority, Ohio, Air
Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A; Ohio Air Quality Development Authority,
Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A; and Pennsylvania Economic Development
Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A.
(8) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
WI/DD Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements.

Nuveen North Carolina Municipal Bond Fund
Portfolio of Investments May 31, 2022
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 99.6%
MUNICIPAL BONDS - 99.6%
Education and Civic Organizations - 16.7%
$ 1,995 Appalachian State University, North Carolina, General Revenue Bonds,
Millennial Campus End Zone Project, Series 2018, 5.000%, 5/01/44
5/28 at 100.00 A1 $ 2,200,924
2,000 Appalachian State University, North Carolina, General Revenue Bonds,
Series 2019, 4.000%, 10/01/48
10/29 at 100.00 Aa3 2,024,560
2,000 East Carolina University, North Carolina, General Revenue Bonds, Series
2016A, 5.000%, 10/01/29
4/26 at 100.00 AA- 2,186,260
Elizabeth City State University, North Carolina, General
Revenue Bonds, Series 2019:
620 5.000%, 4/01/26 - AGM Insured No Opt. Call AA 676,786
645 5.000%, 4/01/27 - AGM Insured No Opt. Call AA 716,647
425 5.000%, 4/01/28 - AGM Insured No Opt. Call AA 474,555
465 5.000%, 4/01/29 - AGM Insured No Opt. Call AA 523,813
745 5.000%, 4/01/30 - AGM Insured 4/29 at 100.00 AA 835,435
1,500 5.000%, 4/01/40 - AGM Insured 4/29 at 100.00 AA 1,647,945
4,500 North Carolina Agricultural & Technical State University, General Revenue
Bonds, Refunding Series 2015A, 5.000%, 10/01/40
10/25 at 100.00 AA- 4,775,760
1,000 North Carolina Capital Facilities Finance Agency, Educational Facilities
Revenue Bonds, Campbell University, Refunding Series 2021A, 5.000%,
10/01/32
10/31 at 100.00 N/R 1,122,330
1,000 North Carolina Capital Facilities Finance Agency, Revenue Bonds, Johnson
& Wales University, Series 2013A, 5.000%, 4/01/28
4/23 at 100.00 A- 1,028,100
North Carolina Capital Facilities Financing Agency,
Educational Facilities Revenue Bond, Meredith College,
Refunding Series 2016:
800 4.000%, 6/01/33 6/26 at 100.00 BBB+ 812,080
685 4.000%, 6/01/34 6/26 at 100.00 BBB+ 694,056
5,000 North Carolina Capital Facilities Financing Agency, Educational Facilities
Revenue Bond, Meredith College, Refunding Series 2018, 5.000%,
6/01/38
6/26 at 100.00 BBB+ 5,290,300
7,500 North Carolina Capital Facilities Financing Agency, Educational Facility
Revenue Bonds, Wake Forest University, Series 2018, 5.000%, 1/01/48
1/28 at 100.00 AA 8,202,450
North Carolina Central University, General Revenue Bonds,
Refunding Series 2016:
3,140 5.000%, 10/01/26 4/26 at 100.00 A3 3,392,833
3,215 5.000%, 10/01/27 4/26 at 100.00 A3 3,472,521
1,035 North Carolina Central University, General Revenue Bonds, Series 2019,
5.000%, 4/01/38
4/29 at 100.00 A3 1,127,042
1,745 North Carolina State University at Raleigh, General Revenue Bonds, Series
2020A, 5.000%, 10/01/31
4/30 at 100.00 Aa1 2,039,137
960 University of North Carolina at Chapel Hill, General Revenue Bonds, Series
2021B, 5.000%, 12/01/38
12/31 at 100.00 AAA 1,132,176
5,000 University of North Carolina, Asheville, General Revenue Bonds,
Refunding Series 2017, 5.000%, 6/01/42
6/26 at 100.00 A1 5,345,400
University of North Carolina, Asheville, General Revenue
Bonds, Refunding Series 2019:
1,025 5.000%, 6/01/30 6/29 at 100.00 A1 1,182,133
1,000 5.000%, 6/01/31 6/29 at 100.00 A1 1,148,890
1,125 5.000%, 6/01/32 6/29 at 100.00 A1 1,289,835
1,180 5.000%, 6/01/33 6/29 at 100.00 A1 1,347,064
1,240 5.000%, 6/01/34 6/29 at 100.00 A1 1,408,764
230 University of North Carolina, Charlotte, General Revenue Bonds,
Refunding Series 2017A, 5.000%, 10/01/31
10/27 at 100.00 Aa3 255,417
University of North Carolina, Charlotte, General Revenue
Bonds, Series 2017:
7,515 5.000%, 10/01/42 10/27 at 100.00 Aa3 8,242,753
1,250 5.000%, 10/01/47 10/27 at 100.00 Aa3 1,362,975

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
$ 4,415 University of North Carolina, Charlotte, General Revenue Bonds, Series
2020A, 4.000%, 10/01/45
10/29 at 100.00 Aa3 $ 4,486,435
University of North Carolina, Greensboro, General Revenue
Bonds, Refunding Series 2017:
1,000 5.000%, 4/01/30 4/28 at 100.00 Aa3 1,132,540
835 5.000%, 4/01/31 4/28 at 100.00 Aa3 943,926
University of North Carolina, Greensboro, General Revenue
Bonds, Series 2014:
1,085 5.000%, 4/01/32 4/24 at 100.00 Aa3 1,143,427
2,070 5.000%, 4/01/39 4/24 at 100.00 Aa3 2,181,470
6,000 University of North Carolina, Greensboro, General Revenue Bonds, Series
2018, 5.000%, 4/01/43
4/28 at 100.00 Aa3 6,636,900
University of North Carolina, Wilmington, General Revenue
Bonds, Refunding Series 2019B:
1,000 5.000%, 10/01/34 10/29 at 100.00 Aa3 1,133,640
1,275 5.000%, 10/01/35 10/29 at 100.00 Aa3 1,443,670
595 4.000%, 10/01/36 10/29 at 100.00 Aa3 616,604
2,045 4.000%, 10/01/37 10/29 at 100.00 Aa3 2,110,808
University of North Carolina, Wilmington, General Revenue
Bonds, Series 2021:
750 4.000%, 10/01/41 10/29 at 100.00 Aa3 766,170
1,000 4.000%, 10/01/50 10/29 at 100.00 Aa3 1,011,280
4,500 Western Carolina University, North Carolina, General Revenue Bonds,
Series 2018, 5.000%, 10/01/43
4/28 at 100.00 Aa3 4,927,275
Western Carolina University, North Carolina, General
Revenue Bonds, Series 2020B:
2,910 4.000%, 4/01/45 4/30 at 100.00 Aa3 2,969,771
7,000 4.000%, 4/01/50 4/30 at 100.00 Aa3 7,107,310
97,020 Total Education and Civic Organizations 104,570,167
Health Care - 12.8%
Charlotte-Mecklenburg Hospital Authority, North Carolina,
Health Care Revenue Bonds, DBA Carolinas HealthCare
System, Refunding Series 2016A:
2,000 5.000%, 1/15/25 No Opt. Call AA- 2,137,600
3,000 5.000%, 1/15/36 1/26 at 100.00 AA- 3,175,470
1,685 5.000%, 1/15/40 1/26 at 100.00 AA- 1,774,811
6,000 Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care
Revenue Bonds, DBA Carolinas HealthCare System, Variable Rate
Demand Series 2021C, 5.000%, 1/15/50, (Mandatory Put 12/01/28)
No Opt. Call N/R 6,790,860
7,000 Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care
Revenue Bonds, DBA Carolinas HealthCare System, Variable Rate
Demand Series 2021D, 5.000%, 1/15/49, (Mandatory Put 12/01/31)
No Opt. Call AA- 8,110,900
5,500 Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care
Revenue Bonds, Doing Business as Atrium Health, Refunding Series
2022A, 4.000%, 1/15/43
1/32 at 100.00 N/R 5,543,120
7,480 North Carolina Medial Care Commission, Health Care Facilities Revenue
Bonds, Rex Healthcare, Series 2020A, 4.000%, 7/01/49
1/30 at 100.00 AA- 7,514,632
555 North Carolina Medical Care Commission, Health Care Facilities Revenue
Bonds, Duke University Health System, Refunding Series 2016A, 5.000%,
6/01/28
No Opt. Call AA 629,997
North Carolina Medical Care Commission, Health Care
Facilities Revenue Bonds, Novant Health Obligated Group,
Series 2019A:
14,905 4.000%, 11/01/49 11/29 at 100.00 AA- 15,001,286
5,000 4.000%, 11/01/52 11/29 at 100.00 AA- 5,020,000
2,950 North Carolina Medical Care Commission, Health Care Facilities Revenue
Bonds, Rex Healthcare, Series 2015A, 5.000%, 7/01/44
7/25 at 100.00 AA- 3,058,236
5,860 North Carolina Medical Care Commission, Health Care Facilities Revenue
Bonds, Vidant Health, Refunding Series 2015, 5.000%, 6/01/40
6/25 at 100.00 A+ 6,070,784
2,000 North Carolina Medical Care Commission, Health Care Facilities Revenue
Bonds, Wake Forest Baptist Obligated Group, Series 2012A, 5.000%,
12/01/45
12/22 at 100.00 AA- 2,020,340

Nuveen North Carolina Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
North Carolina Medical Care Commission, Health Care
Facilities Revenues Bonds, Wake Forest Baptist Obligated
Group, Series 2019A:
$ 1,000 5.000%, 12/01/31 12/28 at 100.00 AA- $ 1,113,420
1,000 5.000%, 12/01/33 12/28 at 100.00 AA- 1,100,140
North Carolina Medical Care Commission, Hospital Revenue
Bonds, CaroMont Health A/K/A Gaston Health, Series
2021A:
760 5.000%, 2/01/28 No Opt. Call AA- 856,839
330 5.000%, 2/01/51, (Mandatory Put 2/01/26) 2/26 at 100.00 AA- 360,901
University of North Carolina, Chapel Hill, Revenue Bonds,
Hospital System, Series 2019:
4,010 5.000%, 2/01/45 No Opt. Call AA 4,760,472
4,060 5.000%, 2/01/49 No Opt. Call AA 4,873,299
75,095 Total Health Care 79,913,107
Long-Term Care - 1.3%
North Carolina Medical Care Commission, Health Care
Facilities Revenue Bonds, Lutheran Services for the Aging,
Series 2021A:
280 4.000%, 3/01/29 3/28 at 103.00 N/R 268,293
285 4.000%, 3/01/30 3/28 at 103.00 N/R 269,314
295 4.000%, 3/01/31 3/28 at 103.00 N/R 275,279
550 4.000%, 3/01/41 3/28 at 103.00 N/R 463,331
North Carolina Medical Care Commission, Retirement
Facilities First Mortgage Revenue Bonds, EveryAge, Series
2021A:
2,180 4.000%, 9/01/41 9/28 at 103.00 N/R 2,072,897
1,000 4.000%, 9/01/47 9/28 at 103.00 N/R 917,880
1,500 North Carolina Medical Care Commission, Retirement Facilities First
Mortgage Revenue Bonds, Sharon Towers, Series 2019A, 5.000%,
7/01/49
7/26 at 103.00 N/R 1,530,390
950 North Carolina Medical Care Commission, Retirement Facilities First
Mortgage Revenue Bonds, The Forest at Duke, Inc., Series 2021, 4.000%,
9/01/46
9/28 at 103.00 BBB 924,036
North Carolina Medical Care Commission, Retirement
Facilities First Mortgage Revenue Bonds, United
Methodist Retirement Homes, Refunding Series 2016A:
550 5.000%, 10/01/30 10/26 at 100.00 BBB 579,689
225 5.000%, 10/01/31 10/26 at 100.00 BBB 238,349
725 North Carolina Medical Care Commission, Revenue Bonds, First Mortgage
Galloway Ridge Project, Refunding Series 2019A, 5.000%, 1/01/39
1/27 at 103.00 N/R 720,121
8,540 Total Long-Term Care 8,259,579
Materials - 0.3%
1,775 Columbus County Industrial Facilities and Pollution Control Financing
Authority, North Carolina, Recovery Zone Facility Bonds, International
Paper Company Project, Refunding Series 2020A, 1.375%, 5/01/34,
(Mandatory Put 6/16/25)
No Opt. Call BBB 1,694,841
Tax Obligation/General - 10.3%
Charlotte, North Carolina, General Obligation Bonds,
Refunding Series 2016A:
1,000 5.000%, 7/01/28 7/26 at 100.00 AAA 1,108,230
1,250 5.000%, 7/01/30 7/26 at 100.00 AAA 1,378,413
2,000 Charlotte, North Carolina, General Obligation Bonds, Refunding Series
2019A, 5.000%, 6/01/34
6/29 at 100.00 AAA 2,320,340
1,000 Charlotte, North Carolina, General Obligation Bonds, Refunding Series
2021A, 5.000%, 6/01/32
6/31 at 100.00 N/R 1,204,890
Davidson County, North Carolina, General Obligation
Bonds, Limited Obligation Series 2016:
1,000 5.000%, 6/01/28 6/26 at 100.00 Aa2 1,102,330
1,795 5.000%, 6/01/30 6/26 at 100.00 Aa2 1,968,971

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
Davidson County, North Carolina, General Obligation
Bonds, Refunding Series 2016:
$ 300 5.000%, 6/01/25 No Opt. Call Aa1 $ 325,593
1,150 5.000%, 6/01/26 No Opt. Call Aa1 1,275,948
Durham, North Carolina, General Obligation Bonds,
Refunding Series 2021:
575 5.000%, 6/01/28 No Opt. Call AAA 664,453
750 5.000%, 6/01/31 No Opt. Call AAA 905,985
1,000 Guilford County, North Carolina, General Obligation Bonds, Public
Improvement Series 2017B, 5.000%, 5/01/26
No Opt. Call AAA 1,111,480
2,160 Guilford County, North Carolina, General Obligation Bonds, Public
Improvement Series 2022A, 5.000%, 3/01/31
No Opt. Call N/R 2,604,269
2,285 Guilford County, North Carolina, General Obligation Bonds, Refunding
Series 2017, 5.000%, 3/01/27
No Opt. Call AAA 2,585,523
Holly Springs, North Carolina, Limited Obligation Bonds,
Series 2021:
375 4.000%, 4/01/25 No Opt. Call AA+ 394,980
540 4.000%, 4/01/26 No Opt. Call AA+ 576,985
485 5.000%, 4/01/27 No Opt. Call AA+ 547,342
415 5.000%, 4/01/28 No Opt. Call AA+ 476,125
715 5.000%, 4/01/29 No Opt. Call AA+ 832,832
965 5.000%, 4/01/31 No Opt. Call AA+ 1,152,075
450 5.000%, 4/01/32 4/31 at 100.00 AA+ 533,808
1,075 4.000%, 4/01/33 4/31 at 100.00 AA+ 1,174,781
500 4.000%, 4/01/34 4/31 at 100.00 AA+ 541,090
2,000 Mecklenburg County, North Carolina, General Obligation Bonds,
Refunding Series 2013A, 5.000%, 12/01/26
No Opt. Call AAA 2,250,440
New Hanover County, North Carolina, General Obligation
Bonds, Refunding Series 2021A:
1,165 4.000%, 8/01/28 No Opt. Call AAA 1,277,015
760 4.000%, 8/01/29 No Opt. Call AAA 840,400
600 4.000%, 8/01/30 No Opt. Call AAA 668,448
670 North Carolina State, General Obligation Bonds, Connect NC Public
Improvement Series 2019B, 5.000%, 6/01/28
No Opt. Call AAA 774,641
4,000 North Carolina State, General Obligation Bonds, Refunding Series 2014A,
5.000%, 6/01/23
No Opt. Call AAA 4,138,920
11,570 North Carolina State, General Obligation Bonds, Series 2015A, 5.000%,
6/01/24, (UB) (4)
No Opt. Call AAA 12,279,472
Pender County, North Carolina, Limited General Obligation
Bonds, Series 2020A:
555 3.000%, 6/01/40 6/30 at 100.00 Aa3 512,193
500 3.000%, 6/01/45 6/30 at 100.00 Aa3 440,280
2,000 Raleigh, North Carolina, General Obligation Bonds, Refunding Series
2016A, 5.000%, 9/01/26
No Opt. Call AAA 2,239,320
1,260 Sampson County Water & Sewer District II, North Carolina, General
Obligation Bonds, Refunding Series 2015, 5.000%, 6/01/40
6/25 at 100.00 A1 1,323,567
500 Wake County, North Carolina, Limited Obligation Bonds, Refunding Series
2016A, 5.000%, 12/01/35
12/26 at 100.00 AA+ 552,410
Wake County, North Carolina, Limited Obligation Bonds,
Series 2018A:
2,000 5.000%, 8/01/32 8/28 at 100.00 AA+ 2,279,720
2,045 5.000%, 8/01/36 8/28 at 100.00 AA+ 2,318,846
2,000 Wake County, North Carolina, Limited Obligation Bonds, Series 2019,
5.000%, 9/01/36
9/29 at 100.00 AA+ 2,303,240
3,500 Wake County, North Carolina, Limited Obligation Bonds, Series 2021,
4.000%, 3/01/33
3/31 at 100.00 AA+ 3,822,910

Nuveen North Carolina Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
Winston-Salem, North Carolina, General Obligation Bonds,
Refunding Series 2020D:
$ 150 5.000%, 6/01/26 No Opt. Call AAA $ 167,037
200 5.000%, 6/01/27 No Opt. Call AAA 227,460
175 5.000%, 6/01/28 No Opt. Call AAA 202,225
250 5.000%, 6/01/29 No Opt. Call AAA 293,695
290 5.000%, 6/01/31 No Opt. Call AAA 350,575
57,975 Total Tax Obligation/General 64,049,257
Tax Obligation/Limited - 23.9%
Asheville, North Carolina, Special Obligation Bonds, Series
2021:
830 5.000%, 4/01/27 No Opt. Call AA 936,688
1,530 5.000%, 4/01/29 No Opt. Call AA 1,777,952
650 5.000%, 4/01/30 No Opt. Call AA 763,419
655 5.000%, 4/01/31 No Opt. Call AA 776,286
Buncombe County, North Carolina, Limited Obligation
Bonds, Refunding Series 2015:
1,250 5.000%, 6/01/33 6/25 at 100.00 AA+ 1,341,162
1,375 5.000%, 6/01/35 6/25 at 100.00 AA+ 1,473,189
Burke County, North Carolina, Limited Obligation Bonds,
Series 2018:
400 5.000%, 4/01/29 4/27 at 100.00 Aa3 447,892
100 5.000%, 4/01/31 4/27 at 100.00 Aa3 111,376
Charlotte, North Carolina, Certificates of Participation,
Convention Facilities Project, Series 2019A:
1,010 5.000%, 6/01/40 6/29 at 100.00 AA+ 1,152,329
3,500 5.000%, 6/01/44 6/29 at 100.00 AA+ 3,967,880
Charlotte, North Carolina, Certificates of Participation,
Government Facilities & Equipment, Series 2021B:
990 5.000%, 12/01/29 No Opt. Call N/R 1,164,408
1,060 5.000%, 12/01/30 No Opt. Call N/R 1,260,181
5,345 5.000%, 12/01/31 No Opt. Call N/R 6,437,572
2,000 5.000%, 12/01/32 12/31 at 100.00 N/R 2,393,300
Charlotte, North Carolina, Certificates of Participation,
Refunding Cultural Arts Facilities Series 2019B:
4,080 5.000%, 6/01/35 6/29 at 100.00 AA+ 4,685,431
1,930 5.000%, 6/01/37 6/29 at 100.00 AA+ 2,211,587
2,450 4.000%, 6/01/38 6/29 at 100.00 AA+ 2,584,138
2,505 Charlotte, North Carolina, Storm Water Fee Revenue Bonds, Refunding
Series 2014, 5.000%, 12/01/39
12/24 at 100.00 AAA 2,650,791
Charlotte, North Carolina, Storm Water Fee Revenue Bonds,
Series 2020:
645 5.000%, 12/01/28 No Opt. Call AAA 751,264
710 5.000%, 12/01/30 No Opt. Call AAA 851,893
520 5.000%, 12/01/31 12/30 at 100.00 AAA 621,972
800 5.000%, 12/01/32 12/30 at 100.00 AAA 954,624
625 4.000%, 12/01/34 12/30 at 100.00 AAA 686,250
Chatham County, North Carolina, Limited Obligation Bonds,
Series 2021A:
275 5.000%, 11/01/31 No Opt. Call AA+ 330,844
325 5.000%, 11/01/33 11/31 at 100.00 AA+ 387,549
575 5.000%, 11/01/34 11/31 at 100.00 AA+ 684,285
Cumberland County, North Carolina, Limited Obligation
Bonds, Series 2021:
500 4.000%, 11/01/28 No Opt. Call AA 546,240
500 4.000%, 11/01/30 No Opt. Call AA 550,085

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Dare County, North Carolina, Limited Obligation Bonds,
Series 2021A:
$ 500 4.000%, 6/01/22 No Opt. Call AA $ 500,000
500 4.000%, 6/01/24 No Opt. Call AA 519,905
500 4.000%, 6/01/27 No Opt. Call AA 541,335
500 4.000%, 6/01/29 No Opt. Call AA 547,095
Davidson County, North Carolina, Limited Obligation Bonds,
Series 2020:
500 4.000%, 6/01/38 6/30 at 100.00 Aa2 527,200
500 4.000%, 6/01/39 6/30 at 100.00 Aa2 524,490
Duplin County, North Carolina, Limited Obligation Bonds,
County Water Districts, Series 2016:
1,475 5.000%, 4/01/32 4/26 at 100.00 A+ 1,585,197
1,000 5.000%, 4/01/34 4/26 at 100.00 A+ 1,070,460
1,265 Durham Capital Financing Corporation, Durham County, North Carolina,
Limited Obligation Bonds, Refunding Series 2016, 5.000%, 12/01/30
12/26 at 100.00 AA+ 1,406,275
Henderson County, North Carolina, Limited Obligation
Bonds, Series 2021:
430 4.000%, 6/01/25 No Opt. Call AA 453,990
160 4.000%, 6/01/26 No Opt. Call AA 171,106
265 4.000%, 6/01/28 No Opt. Call AA 288,468
335 4.000%, 6/01/30 No Opt. Call AA 367,642
200 4.000%, 6/01/32 6/31 at 100.00 AA 219,326
420 4.000%, 6/01/33 6/31 at 100.00 AA 457,712
218 Hillsborough, North Carolina, Special Assessement Revenue Bonds, Series
2013, 7.750%, 2/01/24
2/23 at 100.00 N/R 219,025
Hoke County, North Carolina, Limited General Obligation
Bonds, Series 2021:
400 5.000%, 6/01/27 No Opt. Call Aa3 451,272
500 5.000%, 6/01/28 No Opt. Call Aa3 572,045
495 5.000%, 6/01/29 No Opt. Call Aa3 574,913
695 5.000%, 6/01/30 No Opt. Call Aa3 817,459
400 5.000%, 6/01/31 No Opt. Call Aa3 475,008
1,820 4.000%, 6/01/32 6/31 at 100.00 Aa3 1,928,836
1,835 4.000%, 6/01/33 6/31 at 100.00 Aa3 1,925,392
1,090 4.000%, 6/01/34 6/31 at 100.00 Aa3 1,132,488
Johnston County Finance Corporation, North Carolina,
Limited Obligation Bonds, Series 2020A:
1,145 5.000%, 4/01/31 4/30 at 100.00 AA 1,335,390
800 5.000%, 4/01/32 4/30 at 100.00 AA 927,648
555 5.000%, 4/01/33 4/30 at 100.00 AA 642,174
1,000 3.000%, 4/01/38 4/30 at 100.00 AA 972,500
Moore County, North Carolina, Limited Obligation Bonds,
Series 2021:
480 5.000%, 6/01/31 No Opt. Call AA 570,010
775 4.000%, 6/01/33 6/31 at 100.00 AA 844,587
Mooresville, North Carolina, Limited Obligation Bonds,
Series 2020A:
350 4.000%, 10/01/27 No Opt. Call AA 380,047
300 4.000%, 10/01/28 No Opt. Call AA 327,510
280 4.000%, 10/01/29 No Opt. Call AA 307,068
220 4.000%, 10/01/30 No Opt. Call AA 241,919
125 4.000%, 10/01/32 10/30 at 100.00 AA 136,175
150 4.000%, 10/01/33 10/30 at 100.00 AA 162,462
700 3.000%, 10/01/36 10/30 at 100.00 AA 689,143
Mooresville, North Carolina, Special Assessment Revenue
Bonds, Series 2015:
355 4.375%, 3/01/25, 144A No Opt. Call N/R 351,681
1,600 5.375%, 3/01/40, 144A 3/25 at 100.00 N/R 1,523,136
3,375 New Hanover County, North Carolina, Limited Obligation Bonds, New
Hanover County Financing Corporation, Series 2021, 5.000%, 8/01/30
No Opt. Call N/R 3,994,650

Nuveen North Carolina Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 4,500 North Carolina State, Federal Grant Anticipation Revenue, Vehicle Series
2021, 5.000%, 3/01/31
No Opt. Call AA $ 5,308,740
5,000 North Carolina State, Limited Obligation Bonds, Refunding Series 2014C,
5.000%, 5/01/25
5/24 at 100.00 AA+ 5,279,100
North Carolina State, Limited Obligation Bonds, Refunding
Series 2017B:
4,395 5.000%, 5/01/29 5/27 at 100.00 AA+ 4,956,901
8,950 5.000%, 5/01/30 5/27 at 100.00 AA+ 10,095,421
North Carolina State, Limited Obligation Bonds, Series
2019A:
2,500 5.000%, 5/01/31 5/29 at 100.00 AA+ 2,899,700
2,500 5.000%, 5/01/32 5/29 at 100.00 AA+ 2,884,925
North Carolina State, Limited Obligation Bonds, Series
2020B:
2,000 5.000%, 5/01/32 5/30 at 100.00 AA+ 2,337,260
5,775 4.000%, 5/01/35 5/30 at 100.00 AA+ 6,174,803
1,785 North Carolina State, Limited Obligation Bonds, Series 2022A, 5.000%,
5/01/32
No Opt. Call N/R 2,152,746
1,000 Onslow County, North Carolina, Limited Obligation Bonds, Series 2016,
5.000%, 10/01/27
10/26 at 100.00 Aa2 1,113,710
Orange County, North Carolina, Limited Obligation Bonds,
Series 2021A:
500 5.000%, 11/15/25 No Opt. Call AA+ 548,455
375 5.000%, 11/15/26 No Opt. Call AA+ 420,030
700 5.000%, 11/15/27 No Opt. Call AA+ 798,483
500 5.000%, 11/15/28 No Opt. Call AA+ 579,335
11,946 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1, 4.500%, 7/01/34
7/25 at 100.00 N/R 12,227,089
2,200 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40
7/28 at 100.00 N/R 2,228,490
Raleigh, North Carolina, Limited Obligation Bonds, Series
2014A:
455 5.000%, 10/01/33 10/24 at 100.00 AA+ 480,885
750 5.000%, 10/01/34 10/24 at 100.00 AA+ 792,195
1,000 Raleigh, North Carolina, Limited Obligation Bonds, Series 2020A, 2.125%,
6/01/37
6/30 at 100.00 AA+ 827,930
1,000 Rocky Mount, North Carolina, Special Obligation Bonds, Series 2016,
5.000%, 5/01/29
5/26 at 100.00 AA+ 1,097,830
1,970 Sampson Area Development Corporation, Sampson County, North
Carolina, Installment Payment Revenue Bonds, Refunding Series 2010,
5.250%, 6/01/24 - AGM Insured
No Opt. Call AA 2,030,932
2,445 Sampson County, North Carolina, Limited Obligaiton Bonds, Refunding
Series 2015, 5.000%, 12/01/35
12/25 at 100.00 A1 2,596,174
Sampson County, North Carolina, Limited Obligaiton Bonds,
Refunding Series 2017:
300 5.000%, 9/01/29 9/27 at 100.00 A1 333,690
3,570 5.000%, 9/01/40 9/27 at 100.00 A1 3,874,271
Scotland County, North Carolina, Limited Obligation Bonds,
Series 2017:
500 5.000%, 12/01/30 12/27 at 100.00 A 555,215
250 5.000%, 12/01/33 12/27 at 100.00 A 274,818
Scotland County, North Carolina, Limited Obligation Bonds,
Series 2018:
660 5.000%, 12/01/33 12/28 at 100.00 A 736,316
690 5.000%, 12/01/35 12/28 at 100.00 A 763,616
1,000 Wilmington, North Carolina, Limited Obligation Bonds, Refunding Series
2016, 5.000%, 6/01/30
6/26 at 100.00 AA+ 1,100,920
550 Winston-Salem, North Carolina, Limited Obligation Bonds, Series 2020A,
5.000%, 6/01/25
No Opt. Call AA+ 596,921
135,114 Total Tax Obligation/Limited 149,250,227

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation - 16.9%
Charlotte, North Carolina, Airport Revenue Bonds, Charlotte
Douglas International, Refunding Series 2014A:
$ 4,000 5.000%, 7/01/32 7/24 at 100.00 Aa3 $ 4,178,080
5,000 5.000%, 7/01/33 7/24 at 100.00 Aa3 5,219,300
4,935 5.000%, 7/01/34 7/24 at 100.00 Aa3 5,138,273
Charlotte, North Carolina, Airport Revenue Bonds, Charlotte
Douglas International, Refunding Series 2017A:
1,925 5.000%, 7/01/42 7/27 at 100.00 Aa3 2,098,616
6,610 5.000%, 7/01/47 7/27 at 100.00 Aa3 7,165,504
3,500 Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas
International, Series 2019A, 4.000%, 7/01/44
7/29 at 100.00 Aa3 3,591,805
North Carolina Department of Transportation, Private Activity
Revenue Bonds, I-77 Hot Lanes Project, Series 2015:
1,500 5.000%, 12/31/37, (AMT) 6/25 at 100.00 BBB- 1,544,385
11,170 5.000%, 6/30/54, (AMT) 6/25 at 100.00 BBB- 11,364,805
North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Capital Appreciation Series 2017C:
865 0.000%, 7/01/27 7/26 at 96.08 BBB 716,419
880 0.000%, 7/01/29 7/26 at 87.76 BBB 659,965
175 0.000%, 7/01/32 7/26 at 75.72 BBB 112,142
1,500 0.000%, 7/01/34 7/26 at 68.37 BBB 864,405
2,905 0.000%, 7/01/35 7/26 at 64.91 BBB 1,586,827
3,735 0.000%, 7/01/38 7/26 at 55.68 BBB 1,736,775
3,995 0.000%, 7/01/39 7/26 at 52.96 BBB 1,763,073
2,385 0.000%, 7/01/40 7/26 at 50.36 BBB 998,862
1,200 North Carolina Turnpike Authority, Monroe Expressway Toll  Revenue
Bonds, Series 2017A, 5.000%, 7/01/47
7/26 at 100.00 BBB 1,237,692
15,500 North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Capital Appreciation Series 2019, 0.000%, 1/01/47
1/30 at 58.00 AA+ 5,709,890
North Carolina Turnpike Authority, Triangle Expressway
System Revenue Bonds, Refunding Senior Lien Series
2017:
1,000 5.000%, 1/01/31 - AGM Insured 1/27 at 100.00 AA 1,097,460
1,415 5.000%, 1/01/39 - AGM Insured 1/27 at 100.00 AA 1,535,346
4,625 North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Refunding Series 2018A, 4.000%, 1/01/33
1/28 at 100.00 AA+ 4,910,409
North Carolina Turnpike Authority, Triangle Expressway
System Revenue Bonds, Senior Lien Series 2009B:
70 0.000%, 1/01/34 - AGC Insured No Opt. Call AA 46,472
3,760 0.000%, 1/01/35 - AGC Insured No Opt. Call AA 2,390,345
21,205 0.000%, 1/01/36 - AGC Insured No Opt. Call AA 12,903,454
20,150 0.000%, 1/01/37 - AGC Insured No Opt. Call AA 11,709,165
15,615 0.000%, 1/01/38 - AGC Insured No Opt. Call AA 8,655,707
4,000 North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Senior Lien Series 2019, 5.000%, 1/01/49 - AGM Insured
1/30 at 100.00 AA 4,475,920
Raleigh Durham Airport Authority, North Carolina, Airport
Revenue Bonds, Refunding Series 2015A:
1,225 5.000%, 5/01/29 5/25 at 100.00 Aa3 1,306,340
300 5.000%, 5/01/30 5/25 at 100.00 Aa3 319,335
790 Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds,
Refunding Series 2020A, 5.000%, 5/01/36, (AMT)
5/30 at 100.00 Aa3 875,470
145,935 Total Transportation 105,912,241
U.S. Guaranteed - 6.1% (5)
1,215 Cape Fear Public Utility Authority, North Carolina, Water & Sewer System
Revenue Bonds, Refunding Series 2014A, 5.000%, 6/01/40, (Pre-
refunded 6/01/24)
6/24 at 100.00 AA+ 1,289,018
Cary, North Carolina, Combined Enterprise System Revenue
Bonds, Series 2017:
400 4.000%, 12/01/38, (Pre-refunded 12/01/26) 12/26 at 100.00 AAA 432,636
1,700 5.000%, 12/01/41, (Pre-refunded 12/01/26) 12/26 at 100.00 AAA 1,911,310

Nuveen North Carolina Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed (5) (continued)
$ 2,595 East Carolina University, North Carolina, General Revenue Bonds, Series
2014A, 5.000%, 10/01/41, (Pre-refunded 10/01/23)
10/23 at 100.00 AA- $ 2,708,583
2,535 Greensboro, North Carolina, Limited Obligation Bonds, Coliseum
Complex Project, Series 2018A, 5.000%, 4/01/42, (Pre-refunded
4/01/28)
4/28 at 100.00 AA+ 2,917,354
1,000 High Point, North Carolina, Combined Enterprise System Revenue Bonds,
Series 2014, 5.000%, 11/01/39, (Pre-refunded 11/01/24)
11/24 at 100.00 AAA 1,070,950
New Hanover County, North Carolina, Hospital Revenue
Bonds, New Hanover Regional Medical Center, Series
2017:
2,895 5.000%, 10/01/35, (Pre-refunded 10/01/27) 10/27 at 100.00 N/R 3,281,830
2,990 5.000%, 10/01/42, (Pre-refunded 10/01/27) 10/27 at 100.00 N/R 3,389,524
960 5.000%, 10/01/47, (Pre-refunded 10/01/27) 10/27 at 100.00 N/R 1,088,275
6,420 North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke
University Project, Series 2015 A, 5.000%, 10/01/55, (Pre-refunded
10/01/25)
10/25 at 100.00 AA+ 7,033,174
310 North Carolina Eastern Municipal Power Agency, Power System Revenue
Bonds, Refunding Series 1993B, 6.000%, 1/01/26, (ETM)
No Opt. Call N/R 351,214
2,735 North Carolina Medical Care Commission, Retirement Facilities First
Mortgage Revenue Bonds, United Methodist Retirement Homes,
Refunding Series 2013A, 5.000%, 10/01/33, (Pre-refunded 10/01/23)
10/23 at 100.00 N/R 2,849,186
2,750 North Carolina State University at Raleigh, General Revenue Bonds, Series
2013A, 5.000%, 10/01/42, (Pre-refunded 10/01/23)
10/23 at 100.00 Aa1 2,870,368
4,590 University of North Carolina, Charlotte, General Revenue Bonds,
Refunding Series 2015, 5.000%, 4/01/45, (Pre-refunded 4/01/25)
4/25 at 100.00 Aa3 4,969,364
1,975 University of North Carolina, Charlotte, General Revenue Bonds, Series
2014, 5.000%, 4/01/31, (Pre-refunded 4/01/24)
4/24 at 100.00 Aa3 2,087,397
35,070 Total U.S. Guaranteed 38,250,183
Utilities - 11.3%
Brunswick County, North Carolina, Enterprise System
Revenue Bonds, Series 2020:
1,350 5.000%, 4/01/31 4/30 at 100.00 AA- 1,574,478
800 5.000%, 4/01/32 4/30 at 100.00 AA- 927,648
2,115 Cape Fear Public Utility Authority, North Carolina,  Water and Sewer
System Revenue Bonds, Refunding Series 2019A, 4.000%, 8/01/44
8/29 at 100.00 AA+ 2,177,752
Cary, North Carolina, Combined Enterprise System Revenue
Bonds, Refunding Series 2020B:
500 5.000%, 12/01/27 No Opt. Call AAA 573,545
410 5.000%, 12/01/29 No Opt. Call AAA 484,694
940 Charlotte, North Carolina, Water and Sewer System Revenue Bonds,
Refunding Series 2015, 5.000%, 7/01/32
7/25 at 100.00 AAA 1,011,224
500 Charlotte, North Carolina, Water and Sewer System Revenue Bonds,
Refunding Series 2018, 5.000%, 7/01/44
7/28 at 100.00 AAA 563,270
1,000 Concord, North Carolina, Utilities Systems Revenue Bonds, Refunding
Series 2016, 5.000%, 12/01/33
6/26 at 100.00 AA+ 1,091,500
Greensboro, North Carolina, Combined Enterprise System
Revenue Bonds, Refunding Series 2017B:
1,815 5.000%, 12/01/26 No Opt. Call AAA 2,043,109
1,000 5.000%, 12/01/27 No Opt. Call AAA 1,145,970
2,535 5.000%, 12/01/28 12/27 at 100.00 AAA 2,892,258
5,000 Greensboro, North Carolina, Combined Enterprise System Revenue
Bonds, Series 2017A, 4.000%, 6/01/47
6/27 at 100.00 AAA 5,103,500
4,500 Greensboro, North Carolina, Combined Enterprise System Revenue
Bonds, Series 2020A, 4.000%, 6/01/45
6/30 at 100.00 AAA 4,654,215
Greenville Utilities Commission, North Carolina, Combined
Enterprise System Revenue Bonds, Refunding Series
2021A:
500 5.000%, 5/01/28 No Opt. Call Aa1 574,355
550 5.000%, 5/01/30 No Opt. Call Aa1 648,818
410 4.000%, 5/01/32 5/31 at 100.00 Aa1 452,792
3,330 Greenville, North Carolina, Combined Enterprise System Revenue Bonds,
Series 2016, 4.000%, 4/01/46
4/26 at 100.00 Aa1 3,371,059

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
$ 4,950 Greenville, North Carolina, Combined Enterprise System Revenue Bonds,
Series 2019, 5.000%, 8/01/44
8/29 at 100.00 Aa1 $ 5,625,774
600 Jacksonville City, North Carolina, Enterprise System Revenue Bonds,
Refunding Series 2016, 5.250%, 5/01/29
No Opt. Call Aa3 707,598
Lincoln County, North Carolina, Enterprise Systems Revenue
Bonds, Series 2020:
485 5.000%, 8/01/28 No Opt. Call AA 558,734
320 5.000%, 8/01/29 No Opt. Call AA 373,434
400 5.000%, 8/01/30 No Opt. Call AA 471,820
215 5.000%, 8/01/31 8/30 at 100.00 AA 251,864
255 3.000%, 8/01/32 8/30 at 100.00 AA 257,499
235 3.000%, 8/01/33 8/30 at 100.00 AA 235,907
175 3.000%, 8/01/34 8/30 at 100.00 AA 175,061
250 3.000%, 8/01/35 8/30 at 100.00 AA 246,922
390 3.000%, 8/01/36 8/30 at 100.00 AA 379,786
245 3.000%, 8/01/37 8/30 at 100.00 AA 232,221
480 3.000%, 8/01/39 8/30 at 100.00 AA 446,314
325 3.000%, 8/01/40 8/30 at 100.00 AA 299,790
1,750 Metropolitan Sewerage District of Buncombe County, North Carolina,
Sewerage System Revenue Bonds, Series 2014, 5.000%, 7/01/39
7/24 at 100.00 Aaa 1,835,277
1,430 Monroe, North Carolina, Combined Enterprise System Revenue Bonds,
Refunding Series 2017, 5.000%, 3/01/43
3/27 at 100.00 A+ 1,532,617
740 North Carolina Municipal Power Agency 1, Catawba Electric Revenue
Bonds, Refunding Series 2016A, 5.000%, 1/01/30
7/26 at 100.00 A 803,462
Oak Island, North Carolina, Enterprise System Revenue
Bonds, Refunding Series 2015:
3,185 5.000%, 6/01/34 6/25 at 100.00 AA 3,376,482
3,345 5.000%, 6/01/35 6/25 at 100.00 AA 3,544,095
Oak Island, North Carolina, Enterprise System Revenue
Bonds, Refunding Series 2017:
1,215 5.000%, 6/01/27 No Opt. Call AA 1,363,412
1,335 5.000%, 6/01/28 6/27 at 100.00 AA 1,487,190
1,000 5.000%, 6/01/33 6/27 at 100.00 AA 1,098,940
Onslow County, North Carolina, Combined Enterprise
System Revenue Bonds, Refunding Series 2016:
600 5.000%, 12/01/25 No Opt. Call Aa3 658,398
940 5.000%, 12/01/28 12/26 at 100.00 Aa3 1,046,173
2,805 Sanford, North Carolina, Enterprise Systems Revenue Bonds, Refunding
Series 2019, 4.000%, 6/01/45
6/29 at 100.00 Aa3 2,855,630
Union County, North Carolina, Enterprise System Revenue
Bonds, Series 2015:
1,020 5.000%, 6/01/31 12/25 at 100.00 AA+ 1,108,648
500 5.000%, 6/01/32 12/25 at 100.00 AA+ 542,855
Union County, North Carolina, Enterprise System Revenue
Bonds, Series 2017:
400 5.000%, 6/01/24 No Opt. Call AA+ 424,124
400 5.000%, 6/01/28 6/27 at 100.00 AA+ 450,600
1,400 Union County, North Carolina, Enterprise System Revenue Bonds, Series
2019A, 4.000%, 6/01/44
6/29 at 100.00 AA+ 1,440,740
Winston-Salem, North Carolina, Water and Sewer System
Revenue Bonds, Refunding Series 2016A:
1,150 5.000%, 6/01/25 No Opt. Call AAA 1,250,556
2,800 5.000%, 6/01/26 No Opt. Call AAA 3,112,340
365 5.000%, 6/01/29 6/26 at 100.00 AAA 402,825

Nuveen North Carolina Municipal Bond Fund
(continued)
Portfolio of Investments
May 31, 2022

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
Winston-Salem, North Carolina, Water and Sewer System
Revenue Bonds, Series 2022:
$ 650 5.000%, 6/01/28 No Opt. Call N/R $ 749,548
500 5.000%, 6/01/29 No Opt. Call N/R 585,975
525 5.000%, 6/01/30 No Opt. Call N/R 624,193
680 4.000%, 6/01/34 6/32 at 100.00 N/R 748,143
65,315 Total Utilities 70,595,134
$ 621,839 Total Long-Term Investments (cost $632,368,663) 622,494,736
Floating Rate Obligations - (1.5)%   (9,255,000)
Other Assets Less Liabilities - 1.9% 11,807,696
Net Assets - 100% $ 625,047,432
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies. Ratings are not covered by the report of independent registered public accounting firm.
(4) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
See accompanying notes to financial statements.

Statement of Assets and Liabilities
May 31, 2022
See accompanying notes to financial statements.

Georgia Louisiana North Carolina
Assets
Long-term investments, at value
†
$ 183,387,684 $ 226,621,093 $ 622,494,736
Cash 5,633,062 – –
Receivable for interest 2,634,017 3,080,224 8,167,225
Receivable for investments sold – 1,430,000 2,975,000
Receivable for shares sold 2,521,433 891,307 14,661,725
Other assets 3,167 3,324 74,833
Total assets 194,179,363 232,025,948 648,373,519
Liabilities
Cash overdraft – 1,797,988 10,121,870
Floating rate obligations – – 9,255,000
Payable for dividends 56,523 71,681 213,062
Payable for interest — — 42,785
Payable for investments purchased - when-issued/delayed-delivery settlement — 1,000,000 —
Payable for shares redeemed 919,923 374,939 3,025,733
Accrued expenses:
Management fees 80,002 96,023 253,337
Trustees fees 1,230 1,514 73,861
12b-1 distribution and service fees 24,261 36,131 43,168
Other 141,354 131,542 297,271
Total liabilities 1,223,293 3,509,818 23,326,087
Commitments and contingencies (as disclosed in Note 8)
Net assets $ 192,956,070 $ 228,516,130 $ 625,047,432
†
Long-term investments, cost $ 192,446,285 $ 231,915,463 $ 632,368,663
Georgia Louisiana North Carolina
Class A Shares
Net Assets $ 124,198,933 $ 156,506,164 $ 201,287,204
Shares outstanding 12,357,289 14,557,811 19,612,283
Net asset value ("NAV") per share $ 10.05 $ 10.75 $ 10.26
Maximum sales charge 4.20% 4.20% 4.20%
Offering price per share (NAV per share plus maximum sales charge) $ 10.49 $ 11.22 $ 10.71
Class C Shares
Net Assets $ 4,703,753 $ 11,781,828 $ 11,534,830
Shares outstanding 469,499 1,100,917 1,122,559
NAV and offering price per share $ 10.02 $ 10.70 $ 10.28
Class I Shares
Net Assets $ 64,053,384 $ 60,228,138 $ 412,225,398
Shares outstanding 6,390,359 5,589,435 39,997,309
NAV and offering price per share $ 10.02 $ 10.78 $ 10.31
Fund level net assets consist of:
Capital paid-in $ 206,325,412 $ 238,034,511 $ 655,108,117
Total distributable earnings (loss) (13,369,342) (9,518,381) (30,060,685)
Fund level net assets $ 192,956,070 $ 228,516,130 $ 625,047,432
Authorized shares - per class Unlimited Unlimited Unlimited
Par value per share $   0.01 $   0.01 $   0.01

Statement of Operations
May 31, 2022
See accompanying notes to financial statements.

Georgia Louisiana North Carolina
Investment Income
Interest $ 6,120,558 $ 7,701,997 $ 18,381,598
Total Investment Income 6,120,558 7,701,997 18,381,598
Expenses
– – –
Management fees 1,085,459 1,236,728 3,675,589
12b-1 service fees - Class A Shares 282,707 341,044 505,385
12b-1 distribution and service fees - Class C Shares 54,721 134,140 140,811
12b-1 distribution and service fees - Class C2 Shares
(1)
50 82 179
Shareholder servicing agent fees 140,605 81,117 340,480
Interest expense 6,357 3,335 102,283
Custodian expenses, net 43,977 45,053 96,750
Trustees fees 6,556 7,552 24,166
Professional fees 51,978 52,771 84,305
Shareholder reporting expenses 24,454 23,153 48,390
Federal and state registration fees 2,902 3,375 5,039
Other 11,184 12,072 11,925
Total expenses 1,710,950 1,940,422 5,035,302
Net investment income (loss) 4,409,608 5,761,575 13,346,296
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments (2,056,830) (1,334,477) (11,003,506)
Change in net unrealized appreciation (depreciation) of investments (20,853,250) (18,826,465) (69,457,429)
Net realized and unrealized gain (loss) (22,910,080) (20,160,942) (80,460,935)
Net increase (decrease) in net assets from operations $ (18,500,472) $ (14,399,367) $ (67,114,639)
(1)
Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

Statement of Changes in Net Assets
See accompanying notes to financial statements.

Georgia Louisiana
Year Ended
5/31/22
Year Ended
5/31/21
Year Ended
5/31/22
Year Ended
5/31/21
Operations
Net investment income (loss) $ 4,409,608 $ 4,315,547 $ 5,761,575 $ 5,692,847
Net realized gain (loss) from investments (2,056,830) (45,747) (1,334,477) 31,726
Change in net unrealized appreciation (depreciation) of
investments (20,853,250) 4,968,738 (18,826,465) 8,729,387
Net increase (decrease) in net assets from operations (18,500,472) 9,238,538 (14,399,367) 14,453,960
Distributions to Shareholders
Dividends:
Class A Shares (2,745,773) (2,748,479) (3,705,606) (3,944,489)
Class C Shares (61,750) (89,730) (180,612) (266,700)
Class C2 Shares
(1)
– (32,014) – (68, 450)
Class I Shares (1,539,063) (1,431,225) (1,534,439) (1,436,593)
Decrease in net assets from distributions to shareholders (4,346,586) (4,301,448) (5,420,657) (5,716,232)
Fund Share Transactions
Proceeds from sale of shares 95,952,643 71,110,014 59,601,354 60,433,851
Proceeds from shares issued to shareholders due to reinvestment of distributions 3,572,486 3,476,871 4,501,999 4,748,929
99,525,129 74,586,885 64,103,353 65,182,780
Cost of shares redeemed (104,274,688) (29,995,797) (50,538,545) (36,620,398)
Net increase (decrease) in net assets from Fund share transactions (4,749,559) 44,591,088 13,564,808 28,562,382
Net increase (decrease) in net assets (27,596,617) 49,528,178 (6,255,216) 37,300,110
Net assets at the beginning of period 220,552,687 171,024,509 234,771,346 197,471,236
Net assets at the end of period $ 192,956,070 $ 220,552,687 $ 228,516,130 $ 234,771,346

See accompanying notes to financial statements.

North Carolina
Year Ended
5/31/22
Year Ended
5/31/21
Operations
Net investment income (loss) $ 13,346,296 $ 14,608,602
Net realized gain (loss) from investments (11,003,506) 29,941
Change in net unrealized appreciation (depreciation) of investments (69,457,429) 15,734,777
Net increase (decrease) in net assets from operations (67,114,639) 30,373,320
Distributions to Shareholders
Dividends:
Class A Shares (3,982,255) (4,739,293)
Class C Shares (108,346) (188,485)
Class C2 Shares
(1)
– (80,649)
Class I Shares (8,881,416) (9,513,799)
Decrease in net assets from distributions to shareholders (12,972,017) (14,522,226)
Fund Share Transactions
Proceeds from sale of shares 251,578,675 241,767,303
Proceeds from shares issued to shareholders due to reinvestment of distributions 10,154,762 11,208,233
261,733,437 252,975,536
Cost of shares redeemed (337,060,346) (114,959,879)
Net increase (decrease) in net assets from Fund share transactions (75,326,909) 138,015,657
Net increase (decrease) in net assets (155,413,565) 153,866,751
Net assets at the beginning of period 780,460,997 626,594,246
Net assets at the end of period $ 625,047,432 $ 780,460,997
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

Financial Highlights

Georgia
The Fund's fiscal year end is May 31st.  The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2022 $ 11.22 $ 0.22 $ (1.18) $ (0.96) $ (0.21) $ — $ (0.21) $ 10.05
2021 10.92 0.24 0.30 0.54 (0.24) — (0.24) 11.22
2020 10.81 0.27 0.10 0.37 (0.26) — (0.26) 10.92
2019 10.53 0.28 0.29 0.57 (0.29) — (0.29) 10.81
2018 10.79 0.31 (0.24) 0.07 (0.33) — (0.33) 10.53
Class
C
2022 11.18 0.13 (1.17) (1.04) (0.12) — (0.12) 10.02
2021 10.88 0.15 0.30 0.45 (0.15) — (0.15) 11.18
2020 10.77 0.18 0.10 0.28 (0.17) — (0.17) 10.88
2019 10.50 0.20 0.27 0.47 (0.20) — (0.20) 10.77
2018 10.74 0.23 (0.23) — (0.24) — (0.24) 10.50
Class
I
2022 11.19 0.24 (1.17) (0.93) (0.24) — (0.24) 10.02
2021 10.89 0.26 0.30 0.56 (0.26) — (0.26) 11.19
2020 10.78 0.29 0.10 0.39 (0.28) — (0.28) 10.89
2019 10.50 0.30 0.28 0.58 (0.30) — (0.30) 10.78
2018 10.75 0.33 (0.24) 0.09 (0.34) — (0.34) 10.50
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 - Portfolio Securities and Investments in Derivatives and the interest expense and fees paid on borrowings, as described in Note 9 - Borrowing Arrangements.
(d)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 -
Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate(d)
( 8 .66 ) % $ 124,199 0 .83% 0 .83% 1 .98% 19%
5 .01 144,796 0 .82 0 .82 2 .18 2
3 .42 107,819 0 .83 0 .83 2 .43 15
5 .48 100,544 0 .84 0 .84 2 .68 19
0 .63 95,507 0 .85 0 .83 2 .96 19
( 9 .35 ) 4,704 1 .63 1 .63 1 .18 19
4 .18 6,343 1 .62 1 .62 1 .39 2
2 .59 6,851 1 .63 1 .63 1 .63 15
4 .54 6,347 1 .64 1 .64 1 .88 19
0 .03 8,670 1 .65 1 .63 2 .15 19
( 8 .48 ) 64,053 0 .63 0 .63 2 .19 19
5 .23 68,891 0 .62 0 .62 2 .38 2
3 .60 52,098 0 .63 0 .63 2 .63 15
5 .68 47,268 0 .64 0 .64 2 .87 19
0 .89 38,896 0 .65 0 .63 3 .14 19

Financial Highlights
(continued)
Louisiana
The Fund's fiscal year end is May 31st.  The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2022 $ 11.64 $ 0.26 $ (0.90) $ (0.64) $ (0.25) $ — $ (0.25) $ 10.75
2021 11.17 0.31 0.47 0.78 (0.31) — (0.31) 11.64
2020 11.32 0.34 (0.14) 0.20 (0.35) — (0.35) 11.17
2019 11.05 0.37 0.26 0.63 (0.36) — (0.36) 11.32
2018 11.19 0.38 (0.14) 0.24 (0.38) — (0.38) 11.05
Class
C
2022 11.58 0.17 (0.90) (0.73) (0.15) — (0.15) 10.70
2021 11.11 0.22 0.47 0.69 (0.22) — (0.22) 11.58
2020 11.26 0.25 (0.15) 0.10 (0.25) — (0.25) 11.11
2019 11.00 0.28 0.25 0.53 (0.27) — (0.27) 11.26
2018 11.13 0.29 (0.13) 0.16 (0.29) — (0.29) 11.00
Class
I
2022 11.66 0.29 (0.90) (0.61) (0.27) — (0.27) 10.78
2021 11.19 0.33 0.47 0.80 (0.33) — (0.33) 11.66
2020 11.34 0.36 (0.14) 0.22 (0.37) — (0.37) 11.19
2019 11.08 0.40 0.24 0.64 (0.38) — (0.38) 11.34
2018 11.22 0.41 (0.15) 0.26 (0.40) — (0.40) 11.08
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 - Portfolio Securities and Investments in Derivatives and the interest expense and fees paid on borrowings, as described in Note 9 - Borrowing Arrangements.
(d)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 -
Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate(d)
( 5 .61 ) % $ 156,506 0 .79% 0 .79% 2 .31% 18%
7 .08 160,148 0 .80 0 .80 2 .70 8
1 .73 135,199 0 .82 0 .81 3 .00 8
5 .81 110,922 0 .85 0 .84 3 .39 14
2 .16 100,312 0 .85 0 .84 3 .45 20
( 6 .34 ) 11,782 1 .59 1 .59 1 .51 18
6 .25 13,801 1 .60 1 .60 1 .90 8
0 .90 13,866 1 .62 1 .61 2 .20 8
4 .88 11,797 1 .65 1 .64 2 .58 14
1 .43 10,645 1 .65 1 .64 2 .65 20
( 5 .31 ) 60,228 0 .59 0 .59 2 .51 18
7 .29 60,160 0 .60 0 .60 2 .89 8
1 .94 43,182 0 .62 0 .61 3 .20 8
5 .93 35,521 0 .65 0 .64 3 .58 14
2 .37 27,716 0 .65 0 .64 3 .65 20

Financial Highlights
(continued)
North Carolina
The Fund's fiscal year end is May 31st.  The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2022 $ 11.40 $ 0.18 $ (1.14) $ (0.96) $ (0.18) $ — $ (0.18) $ 10.26
2021 11.14 0.22 0.26 0.48 (0.22) — (0.22) 11.40
2020 10.99 0.25 0.15 0.40 (0.25) — (0.25) 11.14
2019 10.69 0.28 0.31 0.59 (0.29) — (0.29) 10.99
2018 10.94 0.30 (0.24) 0.06 (0.31) — (0.31) 10.69
Class
C
2022 11.41 0.09 (1.13) (1.04) (0.09) — (0.09) 10.28
2021 11.15 0.13 0.26 0.39 (0.13) — (0.13) 11.41
2020 11.00 0.16 0.15 0.31 (0.16) — (0.16) 11.15
2019 10.69 0.19 0.32 0.51 (0.20) — (0.20) 11.00
2018 10.94 0.21 (0.24) (0.03) (0.22) — (0.22) 10.69
Class
I
2022 11.45 0.20 (1.14) (0.94) (0.20) — (0.20) 10.31
2021 11.19 0.25 0.26 0.51 (0.25) — (0.25) 11.45
2020 11.04 0.28 0.15 0.43 (0.28) — (0.28) 11.19
2019 10.74 0.30 0.31 0.61 (0.31) — (0.31) 11.04
2018 10.98 0.32 (0.23) 0.09 (0.33) — (0.33) 10.74
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 - Portfolio Securities and Investments in Derivatives and the interest expense and fees paid on borrowings, as described in Note 9 - Borrowing Arrangements.
(d)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 -
Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate(d)
( 8 .56 ) % $ 201,287 0 .77% 0 .76% 1 .62% 18%
4 .36 267,521 0 .77 0 .76 1 .96 10
3 .68 212,327 0 .80 0 .77 2 .28 7
5 .59 189,556 0 .82 0 .78 2 .59 24
0 .55 174,257 0 .81 0 .78 2 .77 19
( 9 .20 ) 11,535 1 .57 1 .56 0 .83 18
3 .53 15,194 1 .57 1 .56 1 .18 10
2 .85 17,209 1 .60 1 .57 1 .48 7
4 .80 17,622 1 .62 1 .58 1 .79 24
( 0 .28 ) 19,364 1 .61 1 .58 1 .97 19
( 8 .32 ) 412,225 0 .57 0 .56 1 .83 18
4 .56 496,334 0 .57 0 .56 2 .16 10
3 .89 388,595 0 .60 0 .57 2 .48 7
5 .77 320,072 0 .62 0 .58 2 .80 24
0 .87 291,153 0 .61 0 .58 2 .97 19

Notes to Financial Statements

1. General Information
Trust and Fund Information
The Nuveen Multistate Trust III (the “Trust”) is an open-end investment company registered under the Investment Company Act of 1940 (the
“1940 Act”), as amended. The Trust is comprised of Nuveen Georgia Municipal Bond Fund (“Georgia”), Nuveen Louisiana Municipal Bond Fund
(“Louisiana”) and Nuveen North Carolina Municipal Bond Fund (“North Carolina”) (each a “Fund” and collectively, the “Funds”), as diversified funds, among others. The Trust was organized as a Massachusetts business trust on July 1, 1996. The Funds were each organized as a series of predecessor trusts or corporations prior to that date.
Current Fiscal Period
The end of the reporting period for the Funds is May 31, 2022, and the period covered by these Notes to Financial Statements is the fiscal year ended May 31, 2022 (the "current fiscal period").
Investment Adviser and Sub-Adviser
The Funds’ investment adviser, Nuveen Fund Advisors, LLC (the “Adviser”), is a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the
Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset
Management, LLC, (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Share Classes and Sales Charges
Class A Shares are generally sold with an up-front sales charge. Class A Shares purchases of $250,000 or more are sold at net asset value (“NAV”)
without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase.
Class C Shares automatically convert to Class A Shares eight years after purchase. The Funds issued Class C2 Shares upon the exchange of Class C2
Shares from another Nuveen mutual fund or for the purpose of dividend reinvestment but Class C2 Shares were not available for new accounts or for additional investment into existing accounts. Class C2 Shares were subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C2
Shares converted to Class A Shares after the close of business on June 4, 2021. Class I Shares are sold without an up-front sales charge.
Other Matters
The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long-term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds’ normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the
NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing security and shareholder transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation
The Trust pays no compensation directly to those of its trustees or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Custodian Fee Credit
As an alternative to overnight investments, each Fund has an arrangement with its custodian bank, State Street Bank and Trust Company, (the
“Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current reporting period, the custodian fee credit earned by each Fund was as follows:

Notes to Financial Statements
(continued)
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties.
The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Interest income also reflects payment-in-kind (“PIK”)
interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash.
Multiclass Operations and Allocations
Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative value of the settled shares of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements
In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 4 - Portfolio
Securities and Investments in Derivatives.
New Accounting Pronouncements and Rule Issuances
Reference Rate Reform
In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate
Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds’ financial statements and various filings.
Securities and Exchange Commission (“SEC”) Adopts New Rules to Modernize Fund Valuation Framework
In December 2020, the SEC voted to adopt a new rule governing fund valuation practices. New Rule 2a-5 under the 1940 Act establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are
“readily available” for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotation are not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth the recordkeeping requirements associated with fair value determinations. Finally, the SEC is rescinding previously issued guidance on related issues, including the role of a board in determining fair
Fund
Gross
Custodian Fee
Credits
Georgia
$ 1,681
Louisiana
2,284
North Carolina
3,022

value and the accounting and auditing of fund investments. Rule 2a-5 and Rule 31a-4 became effective on March 8, 2021, with a compliance date of September 8, 2022. A fund may voluntarily comply with the rules after the effective date, and in advance of the compliance date, under certain conditions. Management is currently assessing the impact of these provisions on the Funds’ financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. To the extent these securities are actively traded and that valuation adjustments are not applied, they are generally classified as Level 1. If there is no official close of business, then the latest available sale price is utilized. If no sales are reported, then the mean of the latest available bid and ask prices is utilized and these securities are generally classified as Level 2.
Prices of fixed-income securities are generally provided by an independent pricing service (“pricing service”) approved by the Board. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Any portfolio security or derivative for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2 of the fair value hierarchy; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:

Notes to Financial Statements
(continued)
The Funds hold liabilities in floating rate obligations, where applicable, which are not reflected in the tables above. The fair values of the Funds'
liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described in Note 4 – Portfolio Securities and Investments in Derivatives.
4. Portfolio Securities and Investments in Derivatives
Portfolio Securities
Inverse Floating Rate Securities
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond
(referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the
“TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b) an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity Provider”), or by the sale of assets from the
TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the
Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value.
The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse
Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse
Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited
Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the
Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB
Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in
“Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB
Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component
Georgia
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Municipal Bonds $ – $ 182,806,296 $ 581,388** $ 183,387,684
Total
$ – $ 182,806,296 $ 581,388 $ 183,387,684
Louisiana
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Municipal Bonds $ – $ 219,355,750 $ – $ 219,355,750
Common Stocks – 7,265,343
***
– 7,265,343
Total
$ – $ 226,621,093 $ – $ 226,621,093
North Carolina
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Municipal Bonds $ – $ 622,494,736 $ – $ 622,494,736
Total
$ – $ 622,494,736 $ – $ 622,494,736
* Refer to the Fund's Portfolio of Investments for industry classifications.
** Refer to the Fund’s Portfolio of Investments for securities classified as Level 3.
*** Refer to the Fund’s Portfolio of Investments for securities classified as Level 2.

of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the
Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the
Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
As of the end of the reporting period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:
TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that
Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of
Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.
The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the
Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, there were no loans outstanding under any such facilities.
Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity
Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and
Liabilities.
Fund
Floating Rate
Obligations: Self-
Deposited
Inverse Floaters
Floating Rate
Obligations:
Externally-Deposited
Inverse Floaters Total
Georgia
$ — $ 5,720,000 $ 5,720,000
Louisiana
— — —
North Carolina
9,255,000 — 9,255,000
Fund
Average Floating
Rate Obligations
Outstanding
Average Annual
Interest Rate
And Fees
Georgia
$ — — %
Louisiana
— —
North Carolina
9,255,000 0.80

Notes to Financial Statements
(continued)
As of the end of the reporting period, the Funds maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Zero Coupon Securities
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Investment Transactions
Long-term purchases and sales (including maturities) during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/
delayed delivery purchase commitments. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
Investments in Derivatives
In addition to the inverse floating rate securities in which each Fund may invest, which are considered portfolio securities for financial reporting purposes, each Fund is authorized to invest in certain other derivative instruments.  The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, where applicable.  Even though the Funds' investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
Although the Funds are authorized to invest in derivative instruments, and may do so in the future, they did not make any such investments during the current fiscal period.
Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and
Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.
Fund
Maximum Exposure
to Recourse Trusts:
Self-Deposited
Inverse Floaters
Maximum Exposure
to Recourse Trusts:
Externally-Deposited
Inverse Floaters Total
Georgia
$ — $ 5,720,000 $ 5,720,000
Louisiana
— — —
North Carolina
9,255,000 — 9,255,000
Fund
Purchases
Sales and
Maturities
Georgia
$ 41,412,068 $ 49,101,454
Louisiana
71,826,891 43,279,835
North Carolina
133,167,566 194,217,756

5. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Year Ended
5/31/22
Year Ended
5/31/21
Georgia Shares Amount Shares Amount
Shares sold:
Class A 7,210,007 $75,176,802 4,337,863 $48,259,947
Class A - automatic conversion of Class C2 Shares 46,535 522,593 8,409 93,397
Class C 38,330 396,865 90,562 1,003,981
Class C2
(1)
— — 1,557 17,070
Class I 1,842,037 19,856,383 1,955,998 21,735,619
Shares issued to shareholders due to reinvestment of distributions:
Class A 213,621 2,318,155 203,627 2,266,138
Class C 5,336 57,759 7,217 80,029
Class C2
(1)
— — 2,470 27,345
Class I 110,875 1,196,572 99,354 1,103,359
9,466,741 99,525,129 6,707,057 74,586,885
Shares redeemed:
Class A (8,023,693) (84,075,344) (1,512,870) (16,811,764)
Class C (141,702) (1,552,766) (159,840) (1,769,961)
Class C2
(1)
— — (340,116) (3,761,151)
Class C2 - automatic conversion to Class A Shares (46,703) (522,603) (8,433) (93,397)
Class I (1,720,340) (18,123,975) (680,352) (7,559,524)
(9,932,438) (104,274,688) (2,701,611) (29,995,797)
Net increase (decrease) (465,697) $(4,749,559) 4,005,446 $44,591,088
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
Year Ended
5/31/22
Year Ended
5/31/21
Louisiana Shares Amount Shares Amount
Shares sold:
Class A 3,001,852 $34,766,088 3,054,961 $34,942,186
Class A - automatic conversion of Class C2 Shares 56,975 664,327 1,937 22,270
Class C 168,273 1,943,075 211,714 2,402,302
Class C2
(1)
— — 815 9,161
Class I 1,950,067 22,227,864 2,007,775 23,057,932
Shares issued to shareholders due to reinvestment of distributions:
Class A 269,632 3,074,792 285,745 3,260,370
Class C 14,628 166,124 20,910 237,299
Class C2
(1)
— — 5,682 64,303
Class I 110,472 1,261,083 103,741 1,186,957
5,571,899 64,103,353 5,693,280 65,182,780
Shares redeemed:
Class A (2,532,005) (28,567,958) (1,689,664) (19,281,624)
Class C (273,618) (3,078,973) (288,771) (3,277,542)
Class C2
(1)
— — (416,914) (4,730,303)
Class C2 - automatic conversion to Class A Shares (57,225) (664,386) (1,945) (22,270)
Class I (1,628,568) (18,227,228) (812,457) (9,308,659)
(4,491,416) (50,538,545) (3,209,751) (36,620,398)
Net increase (decrease) 1,080,483 $13,564,808 2,483,529 $28,562,382
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

Notes to Financial Statements
(continued)
6. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to taxable market discount. Temporary and permanent differences have no impact on a Fund’s net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes was as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
Year Ended
5/31/22
Year Ended
5/31/21
North Carolina Shares Amount Shares Amount
Shares sold:
Class A 9,471,398 $100,533,823 8,197,928 $92,767,106
Class A - automatic conversion of Class C2 Shares 123,860 1,414,480 146,386 1,652,976
Class C 159,622 1,790,351 159,673 1,812,965
Class C2
(1)
— — 124 1,383
Class I 13,491,064 147,840,021 12,817,328 145,532,873
Shares issued to shareholders due to reinvestment of distributions:
Class A 326,797 3,614,948 375,931 4,249,448
Class C 8,650 95,815 14,266 161,364
Class C2
(1)
— — 6,572 74,219
Class I 581,729 6,443,999 592,245 6,723,202
24,163,120 261,733,437 22,310,453 252,975,536
Shares redeemed:
Class A (13,770,919) (146,605,610) (4,318,255) (48,784,959)
Class C (376,855) (4,147,444) (386,122) (4,376,531)
Class C2
(1)
— — (495,848) (5,595,156)
Class C2 - automatic conversion to Class A Shares (123,864) (1,414,528) (146,299) (1,652,976)
Class I (17,419,583) (184,892,764) (4,799,245) (54,550,257)
(31,691,221) (337,060,346) (10,145,769) (114,959,879)
Net increase (decrease) (7,528,101) $(75,326,909) 12,164,684 $138,015,657
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Georgia
$ 192,425,179 $ 2,423,291 $ (11,460,786) $ (9,037,495)
Louisiana
231,602,949 7,019,237 (12,001,093) (4,981,856)
North Carolina
623,105,419 16,070,796 (25,936,381) (9,865,585)

The tax character of distributions paid were as follows:
As of year end, the Funds had capital loss carryforwards, which will not expire:
7. Management Fees and Other Transactions with Affiliates
Management Fees
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities.
The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:
Fund
Undistributed
Tax-Exempt
Income
1
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Georgia
$ 238,202 $ 206 $ — $ (9,037,495) $ (4,237,553) $ — $ (332,702) $ (13,369,342)
Louisiana
434,148 14,760 — (4,981,856) (4,545,047) — (440,386) (9,518,381)
North Carolina
470,211 4,875 — (9,865,585) (19,719,268) — (950,918) (30,060,685)
1
Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividend declared during the period May 1, 2022 through May 31, 2022 and paid on June 1, 2022.
5/31/22 5/31/21
Fund
Tax-Exempt
Income
1
Ordinary
Income
Long-Term
Capital Gains
Tax-Exempt
Income
Ordinary
Income
Long-Term
Capital Gains
Georgia
$ 4,327,733 $ 18,853 $ — $ 4,300,075 $ 1,373 $ —
Louisiana
5,420,516 141 — 5,711,292 4,940 —
North Carolina
12,966,859 5,158 — 14,507,441 14,785 —
1
Each Fund designates these amounts paid during the period as Exempt Interest Dividends.
Fund
Short-Term Long-Term Total
Georgia
$ 3,018,717 $ 1,218,836 $ 4,237,553
Louisiana
3,356,230 1,188,817 4,545,047
North Carolina
12,459,842 7,259,426 19,719,268
Average Daily Net Assets Georgia Louisiana North Carolina
For the first $125 million 0.3500% 0.3500% 0.3500%
For the next $125 million 0.3375 0.3375 0.3375
For the next $250 million 0.3250 0.3250 0.3250
For the next $500 million 0.3125 0.3125 0.3125
For the next $1 billion 0.3000 0.3000 0.3000
For the next $3 billion 0.2750 0.2750 0.2750
For the next $5 billion 0.2500 0.2500 0.2500
For net assets over $10 billion 0.2375 0.2375 0.2375

Notes to Financial Statements
(continued)
The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities)
in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of May 31, 2022, the complex-level fee rate for each Fund was as follows:
Distribution and Service Fees
Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.20% annual 12b-1 service fee.
Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser (“Affiliated Entity”)
under specified conditions outlined in procedures adopted by the Board ("cross-trade'). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Funds did not engage in cross-trades pursuant to these procedures.
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445
Fund
Complex-Level Fee
Georgia
0 .1559%
Louisiana
0 .1559%
North Carolina
0 .1559%
Fund
Sales Charges
Collected
(Unaudited)
Paid to Financial
Intermediaries
(Unaudited)
Georgia
$ 93,457 $ 89,825
Louisiana
344,557 332,673
North Carolina
123,372 117,497

During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C and Class
C2 Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such
12b-1 fees as follows:
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
8. Commitments and Contingencies
In the normal course of business, each Fund enters into a variety of agreements that may expose the Funds to some risk of loss. These could include recourse arrangements for certain TOB Trusts, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the reporting period, the Funds did not have any unfunded commitments.
From time to time, the Funds may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the reporting period, the Funds are not subject to any material legal proceedings.
9. Borrowing Arrangements
Committed Line of Credit
The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day, $2.635 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A
Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity.
The credit facility expires in June 2022 unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Prior to June 23, 2021, the drawn interest rate was equal to the higher of (a) one-month LIBOR (London Inter-Bank Offered Rate) plus 1.25% per annum or (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed.  The Participating Funds also incurred a 0.05% upfront fee on the increase of the $230 million commitment amount during the reporting period.  Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement
Fund
Commission
Advances
(Unaudited)
Georgia
$ 68,567
Louisiana
275,629
North Carolina
96,858
Fund
12b-1 Fees
Retained
(Unaudited)
Georgia
$ 5,836
Louisiana
24,948
North Carolina
19,346
Fund
CDSC
Retained
(Unaudited)
Georgia
$ 17,076
Louisiana
67,544
North Carolina
42,863

Notes to Financial Statements
(continued)
fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current period, the following Funds utilized this facility. The Funds' maximum outstanding balance during the utilization period was as follows:
During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities.
10. Subsequent Events
Committed Line of Credit
During June 2022, the Participating Funds renewed the standby credit facility through June 2023. In conjunction with this renewal the commitment amount increased from $2.635 billion to $2.700 billion. The Participating Funds also incurred a 0.05% upfront fee on the increased commitments from select lenders. All other terms remain unchanged.
Fund
Maximum
Outstanding
Balance
Georgia
$ 3,300,000
Louisiana
—
North Carolina
26,800,000
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
Georgia
12 $ 1,900,000 1.53%
Louisiana
— — —
North Carolina
45 6,926,667 1.42

Important Tax Information
(Unaudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Fund
Net Long-Term
Capital Gains
Georgia $ —
Louisiana —
North Carolina —

Additional Fund Information
(Unaudited)
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Nuveen Asset Management,
LLC
333 West Wacker Drive
Chicago, IL 60606
Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank & Trust
Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60603
Transfer Agent and
Shareholder Services
DST Asset Manager
Solutions, Inc. (DST)
P.O. Box 219140
Kansas City, MO 64121-9140
(800) 257-8787
Portfolio of Investments Information:
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information:
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck:
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report
(Unaudited)

Average Annual Total Return:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Duration:
Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s (or bond fund’s) value to changes when market interest rates change. Generally, the longer a bond or fund’s duration, the more the price of the bond or fund will change as interest rates change.
Effective Leverage (Effective Leverage Ratio):
Effective leverage is investment exposure created either directly through certain borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument. The calculation of the Effective Leverage Ratio reflects borrowings effected on a long-term basis for investment purposes, but excludes borrowings that may occur, on a transient basis, in connection with a Fund’s day-to-day operations primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades.
Gross Domestic Product (GDP):
The total market value of all final goods and services produced in a country/region in a given year, equal to total consumer, investment and government spending, plus the value of exports, minus the value of imports.
Inverse Floating Rate Securities:
Inverse floating rate securities, also known as inverse floaters or tender option bonds
(TOBs), are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust.
This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value.
Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.
Lipper Other States Municipal Debt Funds Classification Average
: Represents the average annualized total return
for all reporting funds in the Lipper Other States Municipal Debt Funds Classification. Shareholders should note that the performance of the Lipper Other States Municipal Debt Funds Classification Average represents the overall average of returns for funds from multiple states with a wide variety of municipal market conditions, making direct comparisons less meaningful. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.
Net Assets Value (NAV) per Share:
A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.
Pre-Refunded Bond/Pre-Refunding:
Pre-Refunded Bond/Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.
S&P Municipal Bond Georgia Index:
An index designed to measure the performance of the tax-exempt Georgia municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Glossary of Terms Users in the Report
(Unaudited) (continued)

S&P Municipal Bond Louisiana Index:
An index designed to measure the performance of the tax-exempt Louisiana municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond North Carolina Index:
An index designed to measure the performance of the tax-exempt North
Carolina municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Index:
An index designed to measure the performance of the tax-exempt U.S. municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Tax Obligation/General Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer has the ability to increase taxes by an unlimited amount to pay the bonds back.
Tax Obligation/Limited Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer doesn’t have the ability to increase taxes by an unlimited amount to pay the bonds back.
Total Investment Exposure:
Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond
(TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
Zero Coupon Bond:
A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

Annual Investment Management
Agreement Approval Process
(Unaudited)

At a meeting held on May 23-25, 2022 (the “May Meeting”), the Board of Trustees (the “Board” and each Trustee, a “Board Member”) of the
Funds, which is comprised entirely of Board Members who are not “interested persons” (as defined under the Investment Company Act of 1940
(the “1940 Act”)) (the “Independent Board Members”), approved, for each Fund, the renewal of the management agreement (each, an “Investment
Management Agreement”) with Nuveen Fund Advisors, LLC (the “Adviser”) pursuant to which the Adviser serves as investment adviser to such
Fund and the sub-advisory agreement (each, a “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (the “Sub-Adviser”) pursuant to which the Sub-Adviser serves as the sub-adviser to such Fund for an additional one-year term. As the Board is comprised of all Independent Board
Members, the references to the Board and the Independent Board Members are interchangeable.
Following up to an initial two-year period, the Board considers the renewal of each Investment Management Agreement and Sub-Advisory
Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub-Advisory Agreements are
collectively referred to as the “Advisory Agreements,” and the Adviser and the Sub-Adviser are collectively, the “Fund Advisers” and each, a “Fund
Adviser.” The Board has established various standing committees composed of various Independent Board Members that are assigned specific responsibilities to enhance the effectiveness of the Board’s oversight and decision making. Throughout the year, the Board and its committees meet regularly and, at these meetings, receive regular and/or special reports that cover an extensive array of topics and information that are relevant to the Board’s annual consideration of the renewal of the advisory agreements for the Nuveen funds. Such information may address, among other things, fund performance and risk information; the Adviser’s strategic plans; product initiatives for various funds; the review of the funds and investment teams; compliance, regulatory and risk management matters; the trading practices of the various sub-advisers to the Nuveen funds;
management of distributions; valuation of securities; fund expenses; payments to financial intermediaries, including 12b-1 fees and sub-transfer agency fees, if applicable; securities lending; liquidity management; and overall market and regulatory developments. The Board also seeks to meet periodically with the Nuveen funds’ sub-advisers and/or portfolio teams, when feasible. The Board further meets, among other things, to specifically consider the annual renewal of the advisory agreements for the Nuveen funds.
In connection with its annual consideration of the advisory agreements for the Nuveen funds, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of such advisory agreements by the Adviser and by
Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The materials cover a wide range of topics including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; a review of product actions taken during 2021 (such as mergers, liquidations, fund launches, changes to investment teams, and changes to investment policies); a review of each sub-adviser to the Nuveen funds and/or the applicable investment teams; an analysis of fund performance in absolute terms and as compared to the performance of certain peer funds and benchmarks with a focus on any performance outliers; an analysis of the fees and expense ratios of the Nuveen funds in absolute terms and as compared to those of certain peer funds with a focus on any expense outliers; a review of management fee schedules; a review of temporary and permanent expense caps and fee waivers for open-end funds (as applicable) and related expense savings; a description of portfolio manager compensation; a review of the performance of various service providers; a description of various initiatives Nuveen had undertaken or continued in 2021 and 2022 for the benefit of particular fund(s) and/or the complex; a description of the profitability or financial data of Nuveen and the sub-advisers to the Nuveen funds; and a description of indirect benefits received by the Adviser and the sub-advisers as a result of their relationships with the Nuveen funds. The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The Board’s review of the advisory agreements for the Nuveen funds is based on all the information provided to the Board and its committees throughout the year as well as the information prepared specifically with respect to the annual review of such advisory agreements.
In continuing its practice, the Board met prior to the May Meeting to begin its considerations of the renewal of the Advisory Agreements.
Accordingly, on April 13-14, 2022 (the “April Meeting”), the Board met to review and discuss, in part, the performance of the Nuveen funds and the Adviser’s evaluation of each sub-adviser to the Nuveen funds and/or its investment teams. At the April Meeting, the Board Members asked questions and requested additional information that was provided for the May Meeting.
The Independent Board Members considered the review of the advisory agreements for the Nuveen funds to be an ongoing process and employed the accumulated information, knowledge and experience the Board Members had gained during their tenure on the boards governing the Nuveen funds and working with the Adviser and sub-advisers in their review of the advisory agreements. The contractual arrangements are a result of multiple years of review, negotiation and information provided in connection with the boards’ annual review of the Nuveen funds’ advisory arrangements and oversight of the Nuveen funds.
The Independent Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives from the Adviser or the Sub-Adviser were present. In connection with their annual review, the Independent Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.
The Board’s decision to renew the Advisory Agreements was not based on a single identified factor, but rather the decision reflected the comprehensive consideration of all the information provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the renewal process. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the approval process and may place different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
A. Nature, Extent and Quality of Services
In evaluating the renewal of the Advisory Agreements, the Independent Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to the respective Fund with particular focus on the services and enhancements to such services provided during the last year. The Independent Board Members considered the Investment Management Agreements and the
Sub-Advisory Agreements separately in the course of their review. With this approach, they considered the respective roles of the Adviser and the
Sub-Adviser in providing services to the Funds.
The Board recognized that the Nuveen funds operate in a highly regulated industry and, therefore, the Adviser has provided a wide array of management, oversight and administrative services to manage and operate the funds, and the scope and complexity of these services have expanded over time as a result of, among other things, regulatory, market and other developments. The Board accordingly considered the
Adviser’s dedication of extensive resources, time, people and capital employed to support and manage the Nuveen funds as well as the Adviser’s continued program of developing improvements and innovations for the benefit of the funds and shareholders and to meet the ever increasing regulatory requirements applicable to the funds. In this regard, the Board received and reviewed information regarding, among other things, the Adviser’s investment oversight responsibilities, regulatory and compliance services, administrative duties and other services. The Board considered the Adviser’s investment oversight team’s extensive services in overseeing the various sub-advisers to the Nuveen funds; evaluating fund performance; and preparing reports to the Board addressing, among other things, fund performance, market conditions, investment team matters, product developments and management proposals. The Board further recognized the range of services the various teams of the Adviser provided including, but not limited to, overseeing operational and risk management; managing liquidity; overseeing the daily valuation process and managing distributions in seeking to deliver long-term fund earnings to shareholders consistent with the respective Nuveen fund’s product design and positioning. The Board also considered the structure of investment personnel compensation of each Fund Adviser and whether the structure provides appropriate incentives to attract and maintain qualified personnel and to act in the best interests of the respective Nuveen fund.
The Board further recognized that the Adviser’s compliance and regulatory functions were integral to the investment management of the Nuveen funds. The Board recognized such services included, but were not limited to, managing compliance policies; monitoring compliance with applicable policies, law and regulations; devising internal compliance programs and a framework to review and assess compliance programs; overseeing sub-adviser compliance testing; preparing compliance training materials; and responding to regulatory requests. The Board further considered information regarding the Adviser’s business continuity and disaster recovery plans as well as information regarding its information security program, including presentations of such program provided at a site visit in 2022, to help identify and manage information security risks.
In addition to the above functions, the Board considered that the Adviser also provides, among other things, fund administration services (such as preparing fund tax returns and other tax compliance services; preparing regulatory filings; interacting with the Nuveen funds’ independent public accountants and overseeing other service providers; and managing fund budgets and expenses); product management services (such as evaluating and enhancing products and strategies); legal services (such as helping to prepare and file registration statements and proxy statements; overseeing fund activities and providing legal interpretations regarding such activities; maintaining regulatory registrations and negotiating agreements with other fund service providers; and monitoring changes in regulatory requirements and commenting on rule proposals impacting investment companies); and oversight of shareholder services and transfer agency functions (such as overseeing transfer agent service providers which include registered shareholder customer service and transaction processing; overseeing proxy solicitation and tabulation services; and overseeing the production and distribution of financial reports by service providers).
The Board also considered the quality of support services and communications the Adviser provided the Board, including, in part, organizing and administrating Board meetings and supporting Board committees; preparing regular and ad hoc reports on fund performance, market conditions and investment team matters; providing due diligence reports addressing product development and management proposals; and coordinating site visits of the Board and presentations by investment teams and senior management.
In addition to the services provided, the Board considered the financial resources of the Adviser and its affiliates and their willingness to make investments in the technology, personnel and infrastructure to support the Nuveen funds, including maintaining a seed capital budget to support new or existing funds and/or facilitate changes for a respective fund. Further, the Board noted the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, expertise and resources available to navigate and support the Nuveen funds including during stressed times. The Board recognized the overall reputation and capabilities of the Adviser and its affiliates, the
Adviser’s continuing commitment to provide high quality services, its willingness to implement operational or organizational changes in seeking, among other things, to enhance efficiencies and services to the Nuveen funds and its responsiveness to the Board’s questions and/or concerns raised throughout the year and during the annual review of advisory agreements. The Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring new funds and ongoing risks with managing the funds such as investment, operational, reputational, regulatory, compliance and litigation risks.
In evaluating services, the Board reviewed various highlights of the initiatives the Adviser and its affiliates have undertaken or continued in 2021 and
2022 to benefit the Nuveen complex and/or particular Nuveen funds and meet the requirements of an increasingly complex regulatory environment including, but not limited to:
Centralization of Functions – ongoing initiatives to centralize investment leadership and create a more cohesive market approach and centralized shared support model (including through the consolidation of certain affiliated sub-advisers) in seeking to operate more effectively and enhance the research capabilities and services to the Nuveen funds;

Fund Improvements and Product Management Initiatives – continuing to proactively manage the Nuveen fund complex as a whole and at the individual fund level with an aim to continually improve product platforms and investment strategies to better serve shareholders through, among other things, rationalizing the product line and gaining efficiencies through mergers, repositionings and liquidations;
launching new funds; reviewing and updating investment policies and benchmarks; soft closing certain funds; modifying the conversion periods on certain share classes; and evaluating and adjusting portfolio management teams as appropriate for various funds;
Capital Initiatives – continuing to invest capital to support new Nuveen funds with initial capital as well as to support existing funds;
Liquidity Management – continuing to operate the liquidity management program of the applicable Nuveen funds including monitoring daily their liquidity profile and assessing annually the overall liquidity risk of such funds;
Compliance Program Initiatives – continuing efforts to mitigate compliance risk with a focus on environmental, social and governance
(“ESG”) controls and processes, increase operating efficiencies, implement enhancements to strengthen ongoing execution of key compliance program elements, support international business growth and facilitate integration of Nuveen’s operating model;
Investment Oversight – preparing reports to the Board addressing, among other things, fund performance; market conditions; investment team matters; product developments; changes to mandates, policies and benchmarks; and other management proposals as well as preparing and coordinating investment presentations to the Board;
Risk Management and Valuation Services – continuing to oversee and manage risk including, among other things, conducting ongoing calculations and monitoring of risk measures across the Nuveen funds, instituting investment risk controls, providing risk reporting throughout Nuveen, participating in internal oversight committees, dedicating the resources and time to develop the processes necessary to help address fund compliance with the new derivatives rule and continuing to implement an operational risk framework that seeks to provide greater transparency of operational risk matters across the complex as well as provide multiple other risk programs that seek to provide a more disciplined and consistent approach to identifying and mitigating Nuveen’s operational risks. Further, the securities valuation team continues, among other things, to oversee the daily valuation process of the portfolio securities of the funds, maintain the valuation policies and procedures, facilitate valuation committee meetings, manage relationships with pricing vendors, prepare relevant valuation reports and design methods to simplify and enhance valuation workflow within the organization and implement processes and procedures to help address compliance with the new valuation rule applicable to the funds;
Regulatory Matters – continuing efforts to monitor regulatory trends and advocate on behalf of Nuveen and/or the Nuveen funds, to implement and comply with new or revised rules and mandates and to respond to regulatory inquiries and exams;
Government Relations – continuing efforts of various Nuveen teams and Nuveen’s affiliates to develop policy positions on a broad range of issues that may impact the Nuveen funds, advocate and communicate these positions to lawmakers and other regulatory authorities and work with trade associations to ensure these positions are represented;
Business Continuity, Disaster Recovery and Information Security – continuing efforts of Nuveen to periodically test and update business continuity and disaster recovery plans and, together with its affiliates, to maintain an information security program that seeks to identify and manage information security risks, and provide reports to the Board, at least annually, addressing, among other things, management’s security risk assessment, cyber risk profile, potential impact of new or revised laws and regulations, incident tracking and other relevant information technology risk-related reports; and
Distribution Management Services – continuing to manage the distributions among the varying types of Nuveen funds within the Nuveen complex to be consistent with the respective fund’s product design and positioning in striving to deliver those earnings to shareholders in a relatively consistent manner over time as well as assisting in the development of new products or the restructuring of existing funds.
The Board further considered the division of responsibilities between the Adviser and the Sub-Adviser and recognized that the Sub-Adviser and its investment personnel generally are responsible for the management of each Fund’s portfolio under the oversight of the Adviser and the Board. The
Board considered an analysis of the Sub-Adviser provided by the Adviser which included, among other things, the assets under management of the applicable investment team and changes thereto, a summary of the applicable investment team and changes thereto, the investment process and philosophy of the applicable investment team, the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods of time and a summary of any significant policy and/or other changes to the Nuveen funds sub-advised by the Sub-Adviser. The Board further considered at the May Meeting or prior meetings evaluations of the Sub-Adviser’s compliance programs and trade execution. The Board noted that the Adviser recommended the renewal of the Sub-Advisory Agreements.
Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.
B. The Investment Performance of the Funds and Fund Advisers
In evaluating the quality of the services provided by the Fund Advisers, the Board also received and considered a variety of investment performance data of the Nuveen funds they advise. In evaluating performance, the Board recognized that performance data may differ significantly depending on the ending date selected, particularly during periods of market volatility, and therefore considered the broader perspective of performance over a variety of time periods that may include full market cycles. In this regard, the Board reviewed, among other things, Fund performance over the quarter, one- , three- and five-year periods ending December 31, 2021 and March 31, 2022. The performance data was based on Class A shares; however, the performance of other classes should be substantially similar as they invest in the same portfolio of securities and differences in performance among the classes would be principally attributed to the variations in the expense structures of the classes. The performance data prepared for the annual review of the advisory agreements for the Nuveen funds supplemented the fund performance data that the Board

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
received throughout the year at its meetings representing differing time periods. In its review, the Board took into account the discussions with representatives of the Adviser; the Adviser’s analysis regarding fund performance that occurred at these Board meetings with particular focus on funds that were considered performance outliers (both overperformance and underperformance); the factors contributing to the performance; and
any recommendations or steps taken to address performance concerns. Regardless of the time period reviewed by the Board, the Board recognized that shareholders may evaluate performance based on their own holding periods which may differ from the periods reviewed by the Board and lead to differing results.
In its review, the Board reviewed both absolute and relative fund performance during the annual review over the various time periods. With respect to the latter, the Board considered fund performance in comparison to the performance of peer funds (the “Performance Peer Group”) and recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks). For Nuveen funds that had changes in portfolio managers or other significant changes to their investment strategies or policies since March 2019, the Board reviewed certain tracking performance data comparing the performance of such funds before and after such changes. In considering performance data, the Board is aware of certain inherent limitations with such data, including that differences between the objective(s), strategies and other characteristics of the
Nuveen funds compared to the respective Performance Peer Group and/or benchmark(s); differences in the composition of the Performance Peer
Group over time; and differences in the types and/or levels of any leverage and related costs with that of the Performance Peer Group would all necessarily contribute to differences in performance results and limit the value of the comparative information. Further, the Board recognized the inherent limitations in comparing the performance of an actively managed fund to a benchmark index due to the fund’s pursuit of an investment strategy that does not directly follow the index. To assist the Board in its review of the comparability of the relative performance, the Adviser has ranked the relevancy of the peer group to the Funds as low, medium or high.
The Board also evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-
specific information, asset class information, leverage and fund cash flows. In relation to general market conditions, the Board had recognized the recent periods in 2022 of general market volatility and underperformance. In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. Further, the Board recognized that the market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Accordingly, depending on the facts and circumstances including any differences between the respective Nuveen fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark or peer group for certain periods. However, with respect to any Nuveen funds for which the Board has identified performance issues, the Board monitors such funds closely until performance improves, discusses with the Adviser the reasons for such results, considers whether any steps are necessary or appropriate to address such issues, and reviews the results of any steps undertaken.
The Board’s determinations with respect to each Fund are summarized below.
For Nuveen Georgia Municipal Bond Fund (the “Georgia Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the five-year period ended December 31, 2021, the Fund outperformed its benchmark for the one- and three-year periods ended December 31, 2021 and ranked in the third quartile of its Performance Peer Group for the one- and five-year periods and first quartile for the three-year period ended December 31, 2021. In addition, the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended March 31, 2022 and the Fund ranked in the fourth quartile of its Performance Peer Group for the one- and five-
year periods ended March 31, 2022 and third quartile for the three-year period ended March 31, 2022. Based on its review, the Board was generally satisfied with the Fund’s overall performance.
For Nuveen Louisiana Municipal Bond Fund (the “Louisiana Fund”), the Board noted that the Fund outperformed its benchmark and ranked in the first quartile of its Performance Peer Group for the one-, three- and five-year periods ended December 31, 2021. Although the Fund’s performance was below the performance of its benchmark for the three-year period ended March 31, 2022, the Fund outperformed its benchmark for the one- and five-year periods ended March 31, 2022 and ranked in the first quartile of its Performance Peer Group for the one-, three- and five-
year periods ended March 31, 2022. Based on its review, the Board was generally satisfied with the Fund’s overall performance.
For Nuveen North Carolina Municipal Bond Fund (the “North Carolina Fund”), the Board noted that the Fund outperformed its benchmark for the one-, three- and five-year periods ended December 31, 2021 and ranked in the third quartile of its Performance Peer Group for the one-
year period and second quartile for the three- and five-year periods ended December 31, 2021. Although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended March 31, 2022 and the Fund ranked in the fourth quartile of its
Performance Peer Group for the one- and three-year periods ended March 31, 2022, the Fund ranked in the third quartile of its Performance Peer
Group for the five-year period ended March 31, 2022. The Board considered the factors that impacted Fund performance in recent periods. Based on its review, the Board was generally satisfied with the Fund’s overall performance.

C. Fees, Expenses and Profitability
1. Fees and Expenses
As part of its annual review, the Board considered the contractual management fee and net management fee (the management fee after taking into consideration fee waivers and/or expense reimbursements, if any) paid by a Nuveen fund to the Adviser in light of the nature, extent and quality of the services provided. The Board also considered the total operating expense ratio of a fund before and after any fee waivers and/or expense reimbursements. More specifically, the Independent Board Members reviewed, among other things, each fund’s gross and net management fee rates (i.e., before and after expense reimbursements and/or fee waivers, if any) and net total expense ratio in relation to those of a comparable universe of funds (the “Peer Universe”) and/or to a more focused subset of comparable funds (the
“Peer Group”) established by Broadridge (subject to certain exceptions). The Independent Board Members reviewed the methodology
Broadridge employed to establish its Peer Universe and Peer Group and recognized that differences between the applicable fund and its respective Peer Universe and/or Peer Group as well as changes to the composition of the Peer Group and/or Peer Universe from year to year may limit some of the value of the comparative data. The Independent Board Members take these limitations and differences into account when reviewing comparative peer data. The Independent Board Members also considered a fund’s operating expense ratio as it more directly reflected the shareholder’s costs in investing in the respective fund.
In their review, the Independent Board Members considered, in particular, each fund with a net expense ratio of six basis points or higher compared to that of its peer average (each, an “Expense Outlier Fund”) and an analysis as to the factors contributing to each such fund’s higher relative net expense ratio. Accordingly, in reviewing the comparative data between a fund and its peers, the Board generally considered the fund’s net expense ratio and fees to be higher if they were over 10 basis points higher, slightly higher if they were 6 to 10 basis points higher, in line if they were within approximately 5 basis points higher than the peer average and below if they were below the peer average of the Peer Group. The Independent Board Members also considered, in relevant part, a fund’s net management fee and net total expense ratio in light of its performance history.
In their review of the fee arrangements for the Nuveen funds, the Independent Board Members considered the management fee schedules, including the complex-wide and fund-level breakpoint schedules, and the expense reimbursements and/or fee waivers provided by Nuveen for each fund, as applicable. The Board noted that across the Nuveen fund complex, the complex-wide fee breakpoints reduced fees by approximately $72.5 million and fund-level breakpoints reduced fees by approximately $89.1 million in 2021. Further, fee caps and waivers for all applicable Nuveen funds saved approximately an additional $13.6 million in fees for shareholders in 2021.
With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund and comparative data of the fees the Sub-Adviser charges to other clients, if any. In its review, the Board recognized that the compensation paid to the Sub-Adviser is the responsibility of the Adviser, not the Funds.
The Independent Board Members noted that (a) the Georgia Fund and the Louisiana Fund each had a net management fee that was higher than the respective peer average, but a net expense ratio that was in line with the respective peer average; and (b) the North Carolina Fund had a net management fee that was higher than its peer average, but a net expense ratio that was below its peer average.
Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.
2. Comparisons with the Fees of Other Clients
In determining the appropriateness of fees, the Board also considered information regarding the fee rates the respective Fund Advisers charged to certain other types of clients and the type of services provided to these other clients. With respect to the Adviser and/or the
Sub-Adviser, such other clients may include retail and institutional managed accounts, exchange-traded funds (“ETFs”) sub-advised by the
Sub-Adviser that are offered by another fund complex, municipal managed accounts offered by an unaffiliated adviser and private limited partnerships offered by Nuveen. With respect to the Sub-Adviser, the Board reviewed, among other things, the fee range and average fee of municipal retail advisory accounts and municipal institutional accounts as well as the sub-advisory fee the Sub-Adviser received for serving as sub-adviser to certain ETFs offered outside the Nuveen family.
In considering the fee data of other clients, the Board recognized, among other things, that differences in the amount, type and level of services provided to the Nuveen funds relative to other types of clients as well as any differences in portfolio investment policies, the types of assets managed and related complexities in managing such assets, the entrepreneurial and other risks associated with a particular strategy, investor profiles, account sizes and regulatory requirements will contribute to the variations in the fee schedules. The Board recognized the breadth of services the Adviser had provided to the Nuveen funds compared to these other types of clients as the funds operate in a highly regulated industry with increasing regulatory requirements as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the funds. In general, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board further considered that the Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees it receives for retail wrap accounts and other external sub-advisory mandates. The
Board concluded the varying levels of fees were justified given, among other things, the inherent differences in the products and the level of services provided to the Nuveen funds versus other clients, the differing regulatory requirements and legal liabilities and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
3. Profitability of Fund Advisers
In their review, the Independent Board Members considered information regarding Nuveen’s level of profitability for its advisory services to the Nuveen funds for the calendar years 2021 and 2020. The Board reviewed, among other things, the net margins (pre-tax) for Nuveen
Investments, Inc. (“Nuveen Investments”), the gross and net revenue margins (pre- and post-tax and excluding distribution) and the revenues, expenses and net income (pre- and post-tax and before distribution expenses) of Nuveen Investments from the Nuveen funds only; and comparative profitability data comparing the operating margins of Nuveen Investments compared to the adjusted operating margins of certain peers that had publicly available data and with the most comparable assets under management (based on asset size and asset composition) for each of the last two calendar years. The Board also reviewed the revenues, expenses and operating margin (pre- and post-tax) the Adviser derived from its ETF product line for the 2021 and 2020 calendar years.
In reviewing the profitability data, the Independent Board Members recognized the subjective nature of calculating profitability as the information is not audited and is dependent on cost allocation methodologies to allocate corporate-wide overhead/shared service expenses, TIAA (defined below) corporate-wide overhead expenses and partially fund related expenses to the Nuveen complex and its affiliates and to further allocate such expenses between the Nuveen fund and non-fund businesses. The Independent Board Members reviewed a description of the cost allocation methodologies employed to develop the financial information, a summary of the history of changes to the methodology over the years from 2010 to 2021, and the net revenue margins derived from the Nuveen funds (pre-tax and including and excluding distribution) and total company margins from Nuveen Investments compared to the firm-wide adjusted operating margins of the peers for each calendar year from 2012 to 2021.
The Board had also appointed four Independent Board Members to serve as the Board’s liaisons, with the assistance of independent counsel, to review the development of the profitability data and to report to the full Board. In its evaluation, the Board, however, recognized that other reasonable and valid allocation methodologies could be employed and could lead to significantly different results.
The Independent Board Members also reviewed a summary of the key drivers that affected Nuveen’s revenues and expenses impacting profitability in 2021 versus 2020.
In reviewing the comparative peer data noted above, the Board considered that the operating margins of Nuveen Investments compared favorably to the peer group range of operating margins; however, the Independent Board Members also recognized the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results.
Aside from Nuveen’s profitability, the Board recognized that the Adviser is a subsidiary of Nuveen, LLC, the investment management arm of
Teachers Insurance and Annuity Association of America (“TIAA”). Accordingly, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2021 and 2020 calendar years to consider the financial strength of TIAA.
The Board recognized the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also noted the reinvestments Nuveen, its parent and/or other affiliates made into its business through, among other things, the investment of seed capital in certain Nuveen funds and continued investments in enhancements to technological capabilities.
In addition to Nuveen, the Independent Board Members considered the profitability of the Sub-Adviser from its relationships with the
Nuveen funds. In this regard, the Independent Board Members reviewed, among other things, the Sub-Adviser’s revenues, expenses and net revenue margins (pre- and post-tax) for its advisory activities to the respective funds for the calendar years ended December 31, 2021 and December 31, 2020. The Independent Board Members also reviewed a profitability analysis reflecting the revenues, expenses and revenue margin (pre- and post-tax) by asset type for the Sub-Adviser for the calendar years ending December 31, 2021 and December 31,
2020 and the pre- and post-tax revenue margins from 2021 and 2020.
In evaluating the reasonableness of the compensation, the Independent Board Members also considered any other ancillary benefits derived by the respective Fund Adviser from its relationship with the Nuveen funds as discussed in further detail below.
Based on a consideration of all the information provided, the Board noted that Nuveen’s and the Sub-Adviser’s level of profitability was acceptable and not unreasonable in light of the services provided.
D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
The Board considered whether there have been economies of scale with respect to the management of the Nuveen funds and whether these economies of scale have been appropriately shared with the funds. The Board recognized that although economies of scale are difficult to measure and certain expenses may not decline with a rise in assets, there are several methods to help share the benefits of economies of scale, including breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of Nuveen funds at scale at inception and investments in Nuveen’s business which can enhance the services provided to the funds for the fees paid. The Board noted that Nuveen generally has employed these various methods, and the Board considered the extent to which the Nuveen funds will benefit from economies of scale as their assets grow. In this regard, the Board recognized that the management fee of the Adviser is generally comprised of a fund-level component and a complex-level component each with its own breakpoint schedule, subject to certain exceptions. The Board reviewed the fund-level and complex-
level fee schedules. The Board considered that the fund-level breakpoint schedules are designed to share economies of scale with shareholders if the particular fund grows, and the complex-level breakpoint schedule is designed to deliver the benefits of economies of scale to shareholders when the eligible assets in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined.

In addition to the fund-level and complex-level fee schedules, the Independent Board Members considered the temporary and/or permanent expense caps applicable to certain Nuveen funds (including the amounts of fees waived or amounts reimbursed to the respective funds in 2021 and
2020). The Board recognized that such waivers and reimbursements applicable to the respective Nuveen funds are another means for potential economies of scale to be shared with shareholders of such funds and can provide a protection from an increase in expenses if the assets of the applicable funds decline. As noted above, the Independent Board Members also recognized the continued reinvestment in Nuveen’s business.
Based on its review, the Board concluded that the current fee arrangements together with the reinvestment in Nuveen’s business appropriately shared any economies of scale with shareholders.
E. Indirect Benefits
The Independent Board Members received and considered information regarding other benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. The Independent Board Members recognized that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds. The Independent Board Members further noted
that, subject to certain exceptions, certain classes of the Nuveen open-end funds pay 12b-1 fees and while a majority of such fees were paid to third party financial intermediaries, the Board reviewed the amount retained by the Adviser’s affiliate.
In addition, the Independent Board Members also noted that various sub-advisers (including the Sub-Adviser) may engage in soft dollar transactions pursuant to which they may receive the benefit of research products and other services provided by broker-dealers executing portfolio transactions on behalf of the applicable Nuveen funds. However, the Board noted that any benefits for the Sub-Adviser when transacting in fixed-income securities may be more limited as such securities generally trade on a principal basis and therefore do not generate brokerage commissions.
Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable and within acceptable parameters.
F. Other Considerations
The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members, including the
Independent Board Members, concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed.

Liquidity Risk Management Program
(Unaudited)
Discussion of the operation and effectiveness of the Funds’ liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each Fund covered in this Report the
“Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is designed to manage the Fund’s liquidity risk.
The Program consists of various protocols for assessing and managing each Fund’s liquidity risk. The Funds’ Board of Trustees previously designated
Nuveen Fund Advisors, LLC, the Funds’ investment adviser, as the Administrator of the Program. The adviser’s Liquidity Monitoring and Analysis
Team (“LMAT”) carries out day-to-day Program management with oversight by the adviser’s Liquidity Oversight Sub-Committee (the LOSC”). The
LOSC is composed of personnel from the adviser and Teachers Advisors, LLC, an affiliate of the adviser.
At a May 23-25, 2022 meeting of the Board, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for calendar year 2021 (the “Review Period”), as required under the Liquidity Rule. The report noted
that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to each Fund’s liquidity developments.
In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (1)
the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (ii) holdings of cash and cash equivalents, borrowing arrangements, and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories (including the most liquid, “Highly Liquid”, and the least liquid,
“lliquid”, discussed below), The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment
Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and use third- party vendor data.
Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each Fund primarily held Highly
Liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits a Fund’s investments in Illiquid investments. Specifically, the Liquidity Rule prohibits a Fund from acquiring Illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments, and requires certain reporting to the
Fund Board and the Securities and Exchange Commission any time a Fund’s holdings of Illiquid investments exceeds 15% of net assets. During the
Review Period, no Fund exceeded the 15% limit on Illiquid investments.

Trustees and Officers
(Unaudited)
The management of the Funds, including general supervision of the duties performed for the Funds by the Adviser, is the responsibility of the Board of Trustees of the Funds. The number of Trustees of the Funds is currently set at ten. None of the Trustees who are not “interested” persons of the
Funds (referred to herein as “Independent Trustees”) has ever been a Trustee or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the Trustees and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.
The Funds’ Statement of Additional Information (“SAI”) includes more information about the Trustees. To request a free copy, call Nuveen
Investments at (800) 257-8787 or visit the Funds’ website at www.nuveen.com.
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Trustee
Independent Trustees:
Terence J. Toth
1959
333 W. Wacker Drive
Chicago, IL 60606
Chair and Trustee 2008 Formerly, a Co-Founding Partner, Promus Capital (investment advisory firm) (2008-2017); formerly, Director, Quality Control
Corporation (manufacturing) (2012-2021); Chair of the Board
of the Kehrein Center for the Arts (philanthropy) (since 2021);
member: Catalyst Schools of Chicago Board (since 2008) and
Mather Foundation Board (philanthropy) (since 2012), and chair of its investment committee; formerly, Member, Chicago Fellowship
Board (philanthropy) 2005-2016); formerly, Director, Fulcrum IT
Services LLC (information technology services firm to government entities) (2010-2019); formerly, Director, LogicMark LLC (health services) (2012-2016); formerly, Director, Legal & General
Investment Management America, Inc. (asset management) (2008-
2013); formerly, CEO and President, Northern Trust Global
Investments (financial services) (2004-2007); Executive Vice
President, Quantitative Management & Securities Lending
(2000-2004); prior thereto, various positions with Northern Trust
Company (financial services) (since 1994); formerly, Member,
Northern Trust Mutual Funds Board (2005-2007), Northern Trust
Global Investments Board (2004-2007), Northern Trust Japan Board
(2004-2007), Northern Trust Securities Inc. Board (2003-2007) and
Northern Trust Hong Kong Board (1997-2004).
141
Jack B. Evans
1948
333 W. Wacker Drive
Chicago, IL 60606
Trustee 1999 Chairman (since 2019), formerly, President (1996-2019), The
Hall-Perrine Foundation, (private philanthropic corporation);
Life Trustee of Coe College; formerly, Member and President
Pro-Tem of the Board of Regents for the State of Iowa University
System (2007- 2013); Director and Chairman (2009-2021), United
Fire Group, a publicly held company; Director, Public Member,
American Board of Orthopaedic Surgery (2015-2020); Director
(2000-2004), Alliant Energy; Director (1996-2015), The Gazette
Company (media and publishing); Director (1997- 2003),
Federal Reserve Bank of Chicago; President and Chief
Operating Officer (1972-1995), SCI Financial Group, Inc.,
(regional financial services firm).
141
William C. Hunter
1948
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2003 Dean Emeritus, formerly, Dean, Tippie College of Business,
University of Iowa (2006-2012); Director of Wellmark, Inc. (since
2009); past Director (2005-2015), and past President (2010-
2014) Beta Gamma Sigma, Inc., The International Business
Honor Society; formerly, Director (2004-2018) of Xerox
Corporation; formerly, Dean and Distinguished Professor of
Finance, School of Business at the University of Connecticut
(2003-2006); previously, Senior Vice President and Director of
Research at the Federal Reserve Bank of Chicago (1995-2003);
formerly, Director (1997-2007), Credit Research Center at
Georgetown University.
141

Trustees and Officers
(Unaudited) (continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Trustee
Amy B. R. Lancellotta
1959
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2021 Formerly, Managing Director, Independent Directors Council
(IDC) (supports the fund independent director community and
is part of the Investment Company Institute (ICI), which
represents regulated investment companies) (2006-2019);
formerly, various positions with ICI (1989-2006); Member of the
Board of Directors, Jewish Coalition Against Domestic Abuse
(JCADA) (since 2020).
141
Joanne T. Medero
1954
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2021 Formerly, Managing Director, Government Relations and Public
Policy (2009-2020) and Senior Advisor to the Vice Chairman
(2018-2020), BlackRock, Inc. (global investment management
firm); formerly, Managing Director, Global Head of Government
Relations and Public Policy, Barclays Group (IBIM) (investment banking, investment management and wealth management
businesses)(2006-2009); formerly, Managing Director, Global
General Counsel and Corporate Secretary, Barclays Global
Investors (global investment management firm) (1996-2006);
formerly, Partner, Orrick, Herrington & Sutcliffe LLP (law firm)
(1993-1995); formerly, General Counsel, Commodity Futures
Trading Commission (government agency overseeing U.S.
derivatives markets) (1989-1993); formerly, Deputy Associate
Director/Associate Director for Legal and Financial Affairs,
Office of Presidential Personnel, The White House (1986-1989);
Member of the Board of Directors, Baltic-American Freedom
Foundation (seeks to provide opportunities for citizens of the
Baltic states to gain education and professional development through exchanges in the U.S.) (since 2019).
141
Albin F. Moschner
1952
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2016 Founder and Chief Executive Officer, Northcroft Partners, LLC,
(management consulting) (since 2012); formerly,
Chairman (2019), and Director (2012-2019), USA Technologies,
Inc., (provider of solutions and services to facilitate electronic payment transactions); formerly, Director, Wintrust Financial
Corporation (1996-2016); previously, held positions at Leap
Wireless International, Inc. (consumer wireless services),
including Consultant (2011-2012), Chief Operating Officer
(2008-2011), and Chief Marketing Officer (2004-2008); formerly,
President, Verizon Card Services division of Verizon
Communications, Inc. (2000-2003); formerly, President, One
Point Services at One Point Communications
(telecommunication services) (1999-2000); formerly, Vice
Chairman of the Board, Diba, Incorporated (internet
technology provider) (1996-1997); formerly, various executive positions (1991-1996) including Chief Executive Officer
(1995-1996) of Zenith Electronics Corporation (consumer
electronics).
141
John K. Nelson
1962
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2013 Member of Board of Directors of Core12 LLC. (private firm which develops branding, marketing and communications
strategies for clients) (since 2008); served The President’s
Council of Fordham University (2010-2019) and previously a
Director of the Curran Center for Catholic American Studies
(2009-2018); formerly, senior external advisor to the Financial
Services practice of Deloitte Consulting LLP. (2012-2014);
former Chair of the Board of Trustees of Marian University
(2010-2014 as trustee, 2011-2014 as Chair); formerly Chief
Executive Officer of ABN AMRO Bank N.V., North America, and
Global Head of the Financial Markets Division (2007-2008),
with various executive leadership roles in ABN AMRO Bank
N.V. between 1996 and 2007.
141

Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Trustee
Judith M. Stockdale
1947
333 W. Wacker Drive
Chicago, IL 60606
Trustee 1997 Board Member, Land Trust Alliance (national public charity addressing natural land and water conservation in the U.S.)
(since 2013); formerly, Board Member, U.S. Endowment for
Forestry and Communities (national endowment addressing
forest health, sustainable forest production and markets, and economic health of forest-reliant communities in the U.S.)
(2013-2019); formerly, Executive Director (1994-2012), Gaylord and Dorothy Donnelley Foundation (private foundation
endowed to support both natural land conservation and artistic vitality); prior thereto, Executive Director, Great Lakes
Protection Fund (endowment created jointly by seven of the
eight Great Lakes states’ Governors to take a regional
approach to improving the health of the Great Lakes)
(1990-1994).
141
Carole E. Stone
1947
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2007 Former Director, Chicago Board Options Exchange
(2006-2017), and C2 Options Exchange, Incorporated
(2009-2017); formerly, Director, Cboe Global Markets, Inc.,
(2010-2020) (formerly named CBOE Holdings, Inc.); formerly,
Commissioner, New York State Commission on Public Authority
Reform (2005-2010).
141
Matthew Thornton III
1958
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2020 Formerly, Executive Vice President and Chief Operating Officer
(2018-2019), FedEx Freight Corporation, a subsidiary of FedEx
Corporation (FedEx) (provider of transportation, e-commerce
and business services through its portfolio of companies);
formerly, Senior Vice President, U.S. Operations (2006-2018),
Federal Express Corporation, a subsidiary of FedEx; formerly
Member of the Board of Directors (2012-2018), Safe Kids
Worldwide® (a non-profit organization dedicated to preventing childhood injuries). Member of the Board of Directors (since
2014), The Sherwin-Williams Company (develops,
manufactures, distributes and sells paints, coatings and related products); Director (since 2020), Crown Castle International
(provider of communications infrastructure).
141
Margaret L. Wolff
1955
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2016 Formerly, member of the Board of Directors (2013-2017) of
Travelers Insurance Company of Canada and The Dominion of
Canada General Insurance Company (each, a part of Travelers
Canada, the Canadian operation of The Travelers Companies,
Inc.); formerly, Of Counsel, Skadden, Arps, Slate, Meagher &
Flom LLP (Mergers & Acquisitions Group) (legal services)
(2005-2014); Member of the Board of Trustees of New
York-Presbyterian Hospital (since 2005); Member (since 2004), formerly, Chair (2015-2022) of the Board of Trustees of The John A.
Hartford Foundation (a philanthropy dedicated to improving
the care of older adults); formerly, Member (2005-2015) and
Vice Chair (2011-2015) of the Board of Trustees of Mt. Holyoke
College.
141
Robert L. Young
1963
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2017 Formerly, Chief Operating Officer and Director, J.P. Morgan
Investment Management Inc. (financial services) (2010-2016);
formerly, President and Principal Executive Officer (2013-2016),
and Senior Vice President and Chief Operating Officer
(2005-2010), of J.P. Morgan Funds; formerly, Director and
various officer positions for J.P. Morgan Investment
Management Inc. (formerly, JPMorgan Funds Management,
Inc. and formerly, One Group Administrative Services) and
JPMorgan Distribution Services, Inc. (financial services)
(formerly, One Group Dealer Services, Inc.) (1999-2017).
141

Trustees and Officers
(Unaudited) (continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Officers of the Funds:
Christopher E. Stickrod
1976
333 W. Wacker Drive
Chicago, IL 60606
Chief
Administrative
Officer
2020 Senior Managing Director (since 2017) and Head of Advisory Product (since
2020), formerly, Managing Director (2016-2017) and Senior Vice President (2013-
2016) of Nuveen; Senior Managing Director of Nuveen Securities, LLC (since
2018) and of Nuveen Fund Advisors, LLC (since 2019).
Brett E. Black
1972
333 West Wacker Drive
Chicago, IL 60606
Vice President
and Chief
Compliance
Officer
2022 Enterprise Senior Compliance Officer of Nuveen (since 2022); formerly, Vice
President (2014-2022), Chief Compliance Officer (2017-2022), Deputy Chief
Compliance Officer (2014-2017) and Senior Compliance Officer (2012-2014) of
BMO Funds, Inc.; formerly Senior Compliance Officer of BMO Asset Management
Corp. (2012-2014).
Mark J. Czarniecki
1979
901 Marquette Avenue
Minneapolis, MN 55402
Vice President
and Secretary
2013 Vice President and Assistant Secretary of Nuveen Securities, LLC (since 2016);
Managing Director (since 2022), formerly, Vice President (2017-2022) and
Assistant Secretary (since 2017) of Nuveen Fund Advisors, LLC; Managing Director and Associate General Counsel (since January 2022), formerly, Vice President and
Associate General Counsel of Nuveen (2013-2021); Managing Director (since
2022), formerly, Vice President (2018-2022), Assistant Secretary and Associate
General Counsel (since 2018) of Nuveen Asset Management, LLC.
Diana R. Gonzalez
1978
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2017 Vice President and Assistant Secretary of Nuveen Fund Advisors, LLC (since
2017); Vice President, Associate General Counsel and Assistant Secretary of
Nuveen Asset Management, LLC (since 2022); Vice President and Associate
General Counsel of Nuveen (since 2017); Associate General Counsel of Jackson
National Asset Management, LLC (2012-2017).
Nathaniel T. Jones
1979
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Treasurer
2016 Senior Managing Director (since 2021), formerly, Managing Director
(2017-2021), Senior Vice President (2016-2017), formerly, Vice President (2011-
2016) of Nuveen; Managing Director (since 2015) of Nuveen Fund Advisors,
LLC; Chartered Financial Analyst.
Tina M. Lazar
1961
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2002 Managing Director (since 2017), formerly, Senior Vice President (2014-2017) of
Nuveen Securities, LLC.
Brian J. Lockhart
1974
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2019 Managing Director (since 2019) of Nuveen Fund Advisors, LLC; Senior
Managing Director (since 2021), formerly, Managing Director (2017-2021), Vice
President (2010-2017) of Nuveen; Head of Investment Oversight (since 2017), formerly, Team Leader of Manager Oversight (2015-2017); Chartered Financial
Analyst and Certified Financial Risk Manager.
Jacques M. Longerstaey
1963
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President 2019 Senior Managing Director, Chief Risk Officer, Nuveen, LLC (since May 2019);
Senior Managing Director (since May 2019) of Nuveen Fund Advisors, LLC;
formerly, Chief Investment and Model Risk Officer, Wealth & Investment
Management Division, Wells Fargo Bank (NA) (2013-2019).
John M. McCann
1975
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2022 Managing Director and Assistant Secretary of Nuveen Fund Advisors, LLC (since
2021); Managing Director, Associate General Counsel and Assistant Secretary
of Nuveen Asset Management, LLC (since 2021); Managing Director of TIAA
SMA Strategies LLC (since 2021); Managing Director (since 2019, formerly, Vice
President and Director), Associate General Counsel and Assistant Secretary of
College Retirement Equities Fund, TIAA Separate Account VA-1, TIAA-CREF
Funds and TIAA-CREF Life Funds; Managing Director (since 2018), formerly, Vice
President and Director, Associate General Counsel and Assistant Secretary of
Teachers Insurance and Annuity Association of America, Teacher Advisors LLC and
TIAA-CREF Investment Management, LLC; Vice President (since 2017), Associate
General Counsel and Assistant Secretary (since 2011) of Nuveen Alternative
Advisors LLC; General Counsel and Assistant Secretary of Covariance Capital
Management, Inc. (2014-2017).

Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Kevin J. McCarthy
1966
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
2007 Senior Managing Director (since 2017) and Secretary and General Counsel
(since 2016) of Nuveen Investments, Inc., formerly, Executive Vice President
(2016-2017) and Managing Director and Assistant Secretary (2008-2016);
Senior Managing Director (since 2017) and Assistant Secretary (since 2008) of
Nuveen Securities, LLC, formerly Executive Vice President (2016-2017) and
Managing Director (2008-2016); Senior Managing Director (since 2017) and
Secretary (since 2016) of Nuveen Fund Advisors, LLC, formerly, Co-General
Counsel (2011-2020), Executive Vice President (2016-2017), Managing Director
(2008-2016) and Assistant Secretary (2007-2016); Senior Managing Director
(since 2017), Secretary (since 2016) of Nuveen Asset Management, LLC, formerly, Associate General Counsel (2011-2020), Executive Vice President
(2016-2017) and Managing Director and Assistant Secretary (2011-2016); formerly
Vice President (2007-2021) and Secretary (2016-2021), of NWQ Investment
Management Company, LLC and Santa Barbara Asset Management, LLC; Vice
President and Secretary of Winslow Capital Management, LLC (since 2010). Senior
Managing Director (since 2017) and Secretary (since 2016) of Nuveen Alternative
Investments, LLC.
Jon Scott Meissner
1973
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2019 Managing Director of Mutual Fund Tax and Financial Reporting groups at
Nuveen (since 2017); Managing Director of Nuveen Fund Advisors, LLC (since
2019); Senior Director of Teachers Advisors, LLC and TIAA-CREF Investment
Management, LLC (since 2016); Senior Director (since 2015) Mutual Fund
Taxation to the TIAA-CREF Funds, the TIAA-CREF Life Funds, the TIAA
Separate Account VA-1 and the CREF Accounts; has held various positions with TIAA since 2004.
Deann D. Morgan
1969
730 Third Avenue
New York, NY 10017
Vice President 2020 President, Nuveen Fund Advisors, LLC (since 2020); Executive Vice President,
Global Head of Product at Nuveen (since 2019); Co-Chief Executive Officer of
Nuveen Securities, LLC (since 2020); Managing Member of MDR
Collaboratory LLC (since 2018); Managing Director, Head of Wealth
Management Product Structuring & COO Multi Asset Investing. The
Blackstone Group (2013-2017).
William A. Siffermann
1975
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2017 Managing Director (since 2017), formerly Senior Vice President (2016-2017) and
Vice President (2011-2016) of Nuveen.
E. Scott Wickerham
1973
730 Third Avenue
New York, NY 10017
Vice President
and Controller
2019 Senior Managing Director, Head of Public Investment Finance at Nuveen (since
2019), formerly, Managing Director; Senior Managing Director (since 2019) of
Nuveen Fund Advisors, LLC; Principal Financial Officer, Principal Accounting
Officer and Treasurer (since 2017) of the TIAA-CREF Funds, the TIAA-CREF Life
Funds, the TIAA Separate Account VA-1 and Principal Financial Officer,
Principal Accounting Officer (since 2020) and Treasurer (since 2017) of the
CREF Accounts; formerly, Senior Director, TIAA-CREF Fund Administration
(2014-2015); has held various positions with TIAA since 2006.
Mark L. Winget
1968
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
2008 Vice President and Assistant Secretary of Nuveen Securities, LLC (since 2008), and Nuveen Fund Advisors, LLC (since 2019); Vice President, Associate
General Counsel and Assistant Secretary of Nuveen Asset Management, LLC
(since 2020); Vice President (since 2010) and Associate General Counsel (since
2019), formerly, Assistant General Counsel (2008-2016) of Nuveen.
Gifford R. Zimmerman
1956
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
1988 Managing Director and Assistant Secretary of Nuveen Securities, LLC (since
2022); Managing Director, Assistant Secretary and General Counsel (since 2022), formerly, Co-General Counsel (2011-2020) of Nuveen Fund Advisors, LLC;
formerly, Managing Director (2004-2020) and Assistant Secretary (1994-2020) of
Nuveen Investments, Inc.; Managing Director, Assistant Secretary and Associate
General Counsel (since 2022) of Nuveen Asset Management, LLC; formerly, Vice
President and Assistant Secretary of NWQ Investment Management Company,
LLC (2002-2020), Santa Barbara Asset Management, LLC (2006-2020) and
Winslow Capital Management, LLC (2010-2020); Chartered Financial Analyst.
(1) Trustees serve an indefinite term until his/her successor is elected or appointed. The year first elected or appointed represents the year in which the director was first elected or appointed to any fund in the Nuveen Fund Complex.
(2) Officers serve one year terms through August of each year. The year first elected or appointed represents the year in which the officer was first elected or appointed to any fund in the Nuveen Fund Complex.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
MAN-MS5-0522D 2261245-INV-Y-07/23
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at:
www.nuveen.com/mutual-funds

ITEM 2.	CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. The registrant has posted the code of ethics on its website at www.nuveen.com/fund-governance. (To view the code, click on Code of Conduct.)

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by this report, the registrant’s Board of Directors or Trustees (“Board”) determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The registrant’s audit committee financial experts are Carole E. Stone, Jack B. Evans, Albin F. Moschner, John K. Nelson and Robert L. Young, who are “independent” for purposes of Item 3 of Form N-CSR.

Ms. Stone served for five years as Director of the New York State Division of the Budget. As part of her role as Director, Ms. Stone was actively involved in overseeing the development of the State’s operating, local assistance and capital budgets, its financial plan and related documents; overseeing the development of the State’s bond-related disclosure documents and certifying that they fairly presented the State’s financial position; reviewing audits of various State and local agencies and programs; and coordinating the State’s system of internal audit and control. Prior to serving as Director, Ms. Stone worked as a budget analyst/examiner with increasing levels of responsibility over a 30 year period, including approximately five years as Deputy Budget Director. Ms. Stone has also served as Chair of the New York State Racing Association Oversight Board, as Chair of the Public Authorities Control Board, as a Commissioner on the New York State Commission on Public Authority Reform and as a member of the Boards of Directors of several New York State public authorities. These positions have involved overseeing operations and finances of certain entities and assessing the adequacy of project/entity financing and financial reporting. Ms. Stone formerly served on the Board of Directors of CBOE Global Markets, Inc. (formerly, CBOE Holdings, Inc.), the Chicago Board Options Exchange, and the C2 Options Exchange. Ms. Stone’s position on the boards of these entities and as a member of both CBOE Holdings’ Audit Committee and its Finance Committee involved, among other things, the oversight of audits, audit plans and preparation of financial statements.

Mr. Evans was formerly President and Chief Operating Officer of SCI Financial Group, Inc., a full service registered broker-dealer and registered investment adviser (“SCI”). As part of his role as President and Chief Operating Officer, Mr. Evans actively supervised the Chief Financial Officer (the “CFO”) and actively supervised the CFO’s preparation of financial statements and other filings with various regulatory authorities. In such capacity, Mr. Evans was actively involved in the preparation of SCI’s financial statements and the resolution of issues raised in connection therewith. Mr. Evans has also served on the audit committee of various reporting companies. At such companies, Mr. Evans was involved in the oversight of audits, audit plans, and the preparation of financial statements. Mr. Evans also formerly chaired the audit committee of the Federal Reserve Bank of Chicago.

Mr. Moschner is a consultant in the wireless industry and, in July 2012, founded Northcroft Partners, LLC, a management consulting firm that provides operational, management and governance solutions. Prior to founding Northcroft Partners, LLC, Mr. Moschner held various positions at Leap Wireless International, Inc., a provider of wireless services, where he was as a consultant from February 2011 to July 2012, Chief Operating Officer from July 2008 to February 2011, and Chief Marketing Officer from August 2004 to June 2008. Before he joined Leap Wireless International, Inc., Mr. Moschner was President of the Verizon Card Services division of Verizon Communications, Inc. from 2000 to 2003, and President of One Point Services at One Point Communications from 1999 to 2000. Mr. Moschner also served at Zenith Electronics Corporation as Director, President and Chief Executive Officer from 1995 to 1996, and as Director, President and Chief Operating Officer from 1994 to 1995.

Mr. Nelson is on the Board of Directors of Core12, LLC. (since 2008), a private firm which develops branding, marketing, and communications strategies for clients. Mr. Nelson has extensive experience in global banking and markets, having served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008, ultimately serving as Chief Executive Officer of ABN AMRO N.V. North America. During his tenure at the bank, he also served as Global Head of its Financial Markets Division, which encompassed the bank’s Currency, Commodity, Fixed Income, Emerging Markets, and Derivatives businesses. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States and during his tenure with ABN AMRO served as the bank’s representative on various committees of The Bank of Canada, European Central Bank, and The Bank of England. Mr. Nelson previously served as a senior, external advisor to the financial services practice of Deloitte Consulting LLP. (2012-2014).

Mr. Young has more than 30 years of experience in the investment management industry. From 1997 to 2017, he held various positions with J.P. Morgan Investment Management Inc. (“J.P. Morgan Investment”) and its affiliates (collectively, “J.P. Morgan”). Most recently, he served as Chief Operating Officer and Director of J.P. Morgan Investment (from 2010 to 2016) and as President and Principal Executive Officer of the J.P. Morgan Funds (from 2013 to 2016). As Chief Operating Officer of J.P. Morgan Investment, Mr. Young led service, administration and business platform support activities for J.P. Morgan’s domestic retail mutual fund and institutional commingled and separate account businesses, and co-led these activities for J.P. Morgan’s global retail and institutional investment management businesses. As President of the J.P. Morgan Funds, Mr. Young interacted with various service providers to these funds, facilitated the relationship between such funds and their boards, and was directly involved in establishing board agendas, addressing regulatory matters, and establishing policies and procedures. Before joining J.P. Morgan, Mr. Young, a former Certified Public Accountant (CPA), was a Senior Manager (Audit) with Deloitte & Touche LLP (formerly, Touche Ross LLP), where he was employed from 1985 to 1996. During his tenure there, he actively participated in creating, and ultimately led, the firm’s midwestern mutual fund practice.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The following tables show the amount of fees that PricewaterhouseCoopers the Funds’ auditor, billed to the Funds’ during the Funds’ last two full fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PricewaterhouseCoopers provided to the Funds, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The preapproval exception for services provided directly to the Funds waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Funds during the fiscal year in which the services are provided; (B) the Funds did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the audit is completed.

Fiscal Year Ended May 31, 2022	Audit Fees Billed to Funds [1]	Audit-Related Fees Billed to Funds [2]	Tax Fees Billed to Funds [3]	All Other Fees Billed to Funds[4]
Fund Name
Nuveen Georgia Municipal Bond Fund	35,975	0	11	0
Nuveen Louisiana Municipal Bond Fund	35,975	0	12	0
Nuveen North Carolina Municipal Bond Fund	37,025	0	39	0
Total	$108,975	$0	$11	$0

[1]	“Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.
[2]	“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Fund’s common shares and leverage.
[3]	“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the principal accountant.
[4]	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Fund’s use of leverage.

	Percentage Approved Pursuant to Pre-approval Exception
	Audit Fees Billed to Funds	Audit-Related Fees Billed to Funds	Tax Fees Billed to Funds	All Other Fees Billed to Funds
Fund Name
Nuveen Georgia Municipal Bond Fund	0%	0%	0%	0%
Nuveen Louisiana Municipal Bond Fund	0%	0%	0%	0%
Nuveen North Carolina Municipal Bond Fund	0%	0%	0%	0%

May 31, 2021	Audit Fees Billed to Funds[1]	Audit-Related Fees Billed to Funds[2]	Tax Fees Billed to Funds[3]	All Other Fees Billed to Funds[4]
Fund Name
Nuveen Georgia Municipal Bond Fund	31,020	0	0	0
Nuveen Louisiana Municipal Bond Fund	31,055	0	42	0
Nuveen North Carolina Municipal Bond Fund	32,680	0	0	0

Total	$94,755	$0	$42	$0

[1]	“Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.
[2]	“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Fund’s common shares and leverage.
[3]	“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the principal accountant.
[4]	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Fund’s use of leverage.

	Percentage Approved Pursuant to Pre-approval Exception
	Audit Fees Billed to Funds	Audit-Related Fees Billed to Funds	Tax Fees Billed to Funds	All Other Fees Billed to Funds
Fund Name
Nuveen Georgia Municipal Bond Fund	0%	0%	0%	0%
Nuveen Louisiana Municipal Bond Fund	0%	0%	0%	0%
Nuveen North Carolina Municipal Bond Fund	0%	0%	0%	0%

Fiscal Year Ended May 31, 2022	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
Nuveen MultiState Trust III	$0	$0	$0

	Percentage Approved Pursuant to Pre-approval Exception
	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
	0%	0%	0%

Fiscal Year Ended May 31, 2021	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
Nuveen MultiState Trust III	$0	$0	$0

	Percentage Approved Pursuant to Pre-approval Exception
	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
	0%	0%	0%

Fiscal Year Ended May 31, 2022	Total Non-Audit Fees Billed to Trust	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Trust)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
Fund Name
Nuveen Georgia Municipal Bond Fund	11	0	0	11
Nuveen Louisiana Municipal Bond Fund	12	0	0	12
Nuveen North Carolina Municipal Bond Fund	39	0	0	39
Total	$11	$0	$0	$11

“Non-Audit Fees billed to Fund” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to Fund in their respective amounts from the previous table.

Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Fiscal Year Ended May 31, 2021	Total Non-Audit Fees Billed to Trust	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers0 (engagements related directly to the operations and financial reporting of the Trust)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
Fund Name
Nuveen Georgia Municipal Bond Fund	0	0	0	0
Nuveen Louisiana Municipal Bond Fund	42	0	0	42
Nuveen North Carolina Municipal Bond Fund	0	0	0	0

Total	$42	$0	$0	$42

“Non-Audit Fees billed to Fund” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to Fund in their respective amounts from the previous table.

Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Funds by the Funds’ independent accountant and (ii) all audit and non-audit services to be performed by the Funds’ independent accountant for the Affiliated Fund Service Providers with respect to the operations and financial reporting of the Funds. Regarding tax and research projects conducted by the independent accountant for the Funds and Affiliated Fund Service Providers (with respect to operations and financial reports of the Trust), such engagements will be (i) pre-approved by the Audit Committee if they are expected to be for amounts greater than $10,000; (ii) reported to the Audit Committee Chair for her verbal approval prior to engagement if they are expected to be for amounts under $10,000 but greater than $5,000; and (iii) reported to the Audit Committee at the next Audit Committee meeting if they are expected to be for an amount under $5,000.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

a)	See Portfolio of Investments in Item 1.

b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

File the exhibits listed below as part of this Form.

(a	)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because the code is posted on registrant’s website at www.nuveen.com/fund-governance and there were no amendments during the period covered by this report. (To view the code, click on Code of Conduct.)

(a	)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a	)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(a	)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b	)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multistate Trust III

By (Signature and Title)	/s/ Mark J. Czarniecki
Mark J. Czarniecki
Vice President and Secretary

Date: August 8, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher E. Stickrod
Christopher E. Stickrod
Chief Administrative Officer
(principal executive officer)

Date: August 8, 2022

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham
Vice President and Controller
(principal financial officer)

Date: August 8, 2022